Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.7%
Adient PLC *	11,130	173,517
American Axle & Manufacturing Holdings, Inc. *	6,572	28,851
Aptiv PLC *	1,303	87,053
BorgWarner, Inc.	15,742	520,903
Dana, Inc.	17,328	288,164
Dorman Products, Inc. *	515	66,595
Ford Motor Co.	332,077	3,446,959
Fox Factory Holding Corp. *	1,903	48,812
General Motors Co.	108,175	5,366,562
Gentex Corp.	8,584	185,157
Gentherm, Inc. *	1,372	37,545
Goodyear Tire & Rubber Co. *	44,408	506,695
Harley-Davidson, Inc.	6,618	160,222
LCI Industries	1,320	115,025
Lear Corp.	5,890	532,574
Modine Manufacturing Co. *	590	53,572
Patrick Industries, Inc.	1,394	119,689
Phinia, Inc.	2,101	91,183
Rivian Automotive, Inc., Class A *	600	8,718
Standard Motor Products, Inc.	406	12,302
Tesla, Inc. *	8,698	3,013,509
Thor Industries, Inc.	4,025	326,790
Visteon Corp. *	914	77,164
Winnebago Industries, Inc.	2,615	88,727
		15,356,288

Banks 6.6%
Ameris Bancorp	1,185	72,842
Associated Banc-Corp.	4,618	106,999
Atlantic Union Bankshares Corp.	3,252	97,625
Axos Financial, Inc. *	779	54,172
Bancorp, Inc. *	123	6,285
Bank of America Corp.	205,656	9,075,599
Bank of Hawaii Corp.	1,031	68,572
Bank OZK	3,005	133,212
BankUnited, Inc.	4,018	136,532
Banner Corp.	932	57,458
Berkshire Hills Bancorp, Inc.	303	7,502
BOK Financial Corp.	535	50,515
Brookline Bancorp, Inc.	664	6,859
Cadence Bank	3,613	109,474
Capitol Federal Financial, Inc.	1,456	8,314
Cathay General Bancorp	2,079	89,096
Citigroup, Inc.	108,323	8,158,888
Citizens Financial Group, Inc.	16,234	655,042
City Holding Co.	240	28,294
Columbia Banking System, Inc.	2,913	68,106
Comerica, Inc.	6,855	391,352
Commerce Bancshares, Inc.	1,854	116,821
Community Financial System, Inc.	1,018	57,252
Cullen/Frost Bankers, Inc.	1,005	127,615
Customers Bancorp, Inc. *	829	42,246
CVB Financial Corp.	3,341	62,644
Dime Community Bancshares, Inc.	233	5,979
Eagle Bancorp, Inc.	533	9,381
SECURITY	NUMBER OF SHARES	VALUE ($)
East West Bancorp, Inc.	2,389	217,877
Eastern Bankshares, Inc.	2,217	33,255
Enterprise Financial Services Corp.	690	36,529
FB Financial Corp.	129	5,631
Fifth Third Bancorp	18,542	708,119
First Bancorp/Southern Pines NC	759	31,400
First Busey Corp.	1,498	33,136
First Citizens BancShares, Inc., Class A	105	194,132
First Commonwealth Financial Corp.	2,281	35,629
First Financial Bancorp	2,446	59,095
First Financial Bankshares, Inc.	1,354	47,742
First Hawaiian, Inc.	4,199	100,272
First Horizon Corp.	12,435	247,208
First Interstate BancSystem, Inc., Class A	2,483	67,413
First Merchants Corp.	1,326	49,990
Flagstar Financial, Inc.	16,947	195,229
FNB Corp.	8,903	123,485
Fulton Financial Corp.	3,881	66,947
Glacier Bancorp, Inc.	1,789	74,190
Hancock Whitney Corp.	2,090	114,260
Hilltop Holdings, Inc.	2,423	72,254
Home BancShares, Inc.	3,411	96,497
HomeStreet, Inc. *	793	10,333
Hope Bancorp, Inc.	5,305	53,262
Huntington Bancshares, Inc.	35,076	548,238
Independent Bank Corp.	921	56,641
International Bancshares Corp.	999	62,567
JPMorgan Chase & Co.	59,975	15,833,400
KeyCorp	38,150	605,059
Lakeland Financial Corp.	410	24,547
M&T Bank Corp.	3,367	614,949
National Bank Holdings Corp., Class A	154	5,567
NBT Bancorp, Inc.	972	40,678
Northwest Bancshares, Inc.	3,836	47,106
OceanFirst Financial Corp.	395	6,640
Old National Bancorp	5,207	108,618
Pacific Premier Bancorp, Inc.	2,768	58,682
Park National Corp.	248	40,315
Pathward Financial, Inc.	508	39,649
Pinnacle Financial Partners, Inc.	1,106	117,546
PNC Financial Services Group, Inc.	10,943	1,902,003
Preferred Bank	80	6,689
Prosperity Bancshares, Inc.	1,847	128,644
Provident Financial Services, Inc.	2,824	47,161
Regions Financial Corp.	26,296	563,786
Renasant Corp.	1,485	52,049
S&T Bancorp, Inc.	884	32,407
Seacoast Banking Corp. of Florida	1,009	26,062
ServisFirst Bancshares, Inc.	485	36,099
Simmons First National Corp., Class A	4,304	80,743
Southside Bancshares, Inc.	225	6,343
SouthState Corp.	1,755	154,089
Synovus Financial Corp.	3,629	173,575
Texas Capital Bancshares, Inc. *	1,001	71,762
Towne Bank	1,483	51,252
TriCo Bancshares	168	6,703
Triumph Financial, Inc. *	100	5,777
Truist Financial Corp.	40,035	1,581,382
Trustmark Corp.	1,480	51,001
U.S. Bancorp	50,089	2,183,379
UMB Financial Corp.	1,099	113,329

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Bankshares, Inc.	3,107	112,287
United Community Banks, Inc.	2,223	63,889
Valley National Bancorp	14,342	125,923
Veritex Holdings, Inc.	1,360	32,912
WaFd, Inc.	2,665	75,739
Webster Financial Corp.	3,045	156,757
Wells Fargo & Co.	124,126	9,282,142
WesBanco, Inc.	2,038	62,730
Westamerica BanCorp	130	6,246
Western Alliance Bancorp	1,833	132,727
Wintrust Financial Corp.	1,059	126,455
WSFS Financial Corp.	1,217	64,367
Zions Bancorp NA	6,904	326,973
		58,532,145

Capital Goods 7.0%
3M Co.	18,255	2,708,129
A.O. Smith Corp.	2,956	190,100
AAON, Inc.	386	37,168
AAR Corp. *	1,235	75,841
Acuity, Inc.	899	233,641
Advanced Drainage Systems, Inc.	955	105,012
AECOM	3,639	399,744
AeroVironment, Inc. *	48	8,545
AGCO Corp.	3,808	373,108
Air Lease Corp.	3,610	207,972
Alamo Group, Inc.	304	60,204
Albany International Corp., Class A	902	59,595
Allison Transmission Holdings, Inc.	2,657	275,053
American Woodmark Corp. *	996	56,144
AMETEK, Inc.	2,510	448,637
API Group Corp. *	2,709	126,429
Apogee Enterprises, Inc.	1,069	41,317
Applied Industrial Technologies, Inc.	638	144,520
Arcosa, Inc.	1,210	104,387
Armstrong World Industries, Inc.	773	120,302
Astec Industries, Inc.	392	15,402
ATI, Inc. *	1,219	97,081
Atkore, Inc.	1,685	109,693
Atmus Filtration Technologies, Inc.	286	10,302
Axon Enterprise, Inc. *	10	7,504
AZEK Co., Inc. *	1,276	63,175
AZZ, Inc.	599	54,323
BlueLinx Holdings, Inc. *	985	65,916
Boeing Co. *	5,801	1,202,663
Boise Cascade Co.	2,544	221,023
Builders FirstSource, Inc. *	4,945	532,478
BWX Technologies, Inc.	1,173	147,329
Carlisle Cos., Inc.	855	325,054
Carrier Global Corp.	12,802	911,502
Caterpillar, Inc.	8,756	3,047,351
Chart Industries, Inc. *	399	62,587
CNH Industrial NV	10,483	131,142
Columbus McKinnon Corp.	1,255	18,273
Comfort Systems USA, Inc.	305	145,860
Construction Partners, Inc., Class A *	422	44,179
Core & Main, Inc., Class A *	2,815	154,290
Crane Co.	772	132,321
CSW Industrials, Inc.	109	33,331
Cummins, Inc.	3,831	1,231,590
Curtiss-Wright Corp.	540	237,659
Deere & Co.	5,729	2,900,363
DNOW, Inc. *	6,030	86,953
Donaldson Co., Inc.	2,532	176,101
Douglas Dynamics, Inc.	354	9,731
Dover Corp.	2,582	458,950
Ducommun, Inc. *	106	7,460
DXP Enterprises, Inc. *	81	6,697
SECURITY	NUMBER OF SHARES	VALUE ($)
Dycom Industries, Inc. *	704	161,864
Eaton Corp. PLC	4,540	1,453,708
EMCOR Group, Inc.	815	384,566
Emerson Electric Co.	10,526	1,256,594
Enerpac Tool Group Corp.	685	29,373
EnerSys	1,409	117,835
Enpro, Inc.	334	61,837
Esab Corp.	822	101,098
ESCO Technologies, Inc.	394	71,409
Everus Construction Group, Inc. *	1,276	73,893
Fastenal Co.	15,774	652,097
Federal Signal Corp.	790	74,315
Ferguson Enterprises, Inc.	1,279	233,213
Flowserve Corp.	2,889	144,190
Fluor Corp. *	5,045	209,771
Fortive Corp.	4,375	307,081
Fortune Brands Innovations, Inc.	4,253	214,351
Franklin Electric Co., Inc.	822	71,013
FTAI Aviation Ltd.	525	61,504
Gates Industrial Corp. PLC *	6,120	129,438
GATX Corp.	878	139,813
GE Vernova, Inc.	269	127,232
Generac Holdings, Inc. *	1,201	146,678
General Dynamics Corp.	6,173	1,719,119
General Electric Co.	5,744	1,412,507
Gibraltar Industries, Inc. *	1,004	58,814
GMS, Inc. *	1,586	120,108
Graco, Inc.	2,292	194,041
GrafTech International Ltd. *	18,523	18,453
Granite Construction, Inc.	1,353	121,026
Greenbrier Cos., Inc.	1,683	75,853
Griffon Corp.	740	50,875
H&E Equipment Services, Inc.	1,225	115,934
Hayward Holdings, Inc. *	3,395	47,360
HEICO Corp.	558	167,199
Helios Technologies, Inc.	933	28,289
Herc Holdings, Inc.	820	101,680
Hexcel Corp.	1,943	102,765
Hillenbrand, Inc.	2,870	56,080
Hillman Solutions Corp. *	5,420	39,241
Honeywell International, Inc.	14,222	3,223,701
Howmet Aerospace, Inc.	3,729	633,520
Hubbell, Inc.	663	258,292
Huntington Ingalls Industries, Inc.	1,775	395,931
IDEX Corp.	1,114	201,534
Illinois Tool Works, Inc.	4,852	1,189,128
Ingersoll Rand, Inc.	3,352	273,657
Insteel Industries, Inc.	325	11,381
ITT, Inc.	1,438	216,476
Janus International Group, Inc. *	1,086	8,873
JBT Marel Corp.	699	80,252
JELD-WEN Holding, Inc. *	10,670	38,945
Johnson Controls International PLC	14,512	1,471,081
Kadant, Inc.	145	45,517
Kennametal, Inc.	4,702	101,234
Kratos Defense & Security Solutions, Inc. *	1,429	52,716
L3Harris Technologies, Inc.	5,924	1,447,470
Lennox International, Inc.	313	176,673
Leonardo DRS, Inc.	1,189	50,295
Lincoln Electric Holdings, Inc.	930	180,039
Lindsay Corp.	255	35,547
Lockheed Martin Corp.	6,761	3,261,371
Manitowoc Co., Inc. *	1,198	12,591
Masco Corp.	5,384	336,069
MasTec, Inc. *	1,679	261,806
Masterbrand, Inc. *	7,697	78,509
McGrath RentCorp	512	57,539
Mercury Systems, Inc. *	1,160	57,130
Middleby Corp. *	1,216	177,694

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Miller Industries, Inc.	140	6,346
Moog, Inc., Class A	621	115,077
MRC Global, Inc. *	1,260	15,637
MSC Industrial Direct Co., Inc., Class A	1,963	159,396
Mueller Industries, Inc.	2,795	217,647
Mueller Water Products, Inc., Class A	2,715	66,599
MYR Group, Inc. *	575	90,189
NEXTracker, Inc., Class A *	158	8,957
Nordson Corp.	759	160,900
Northrop Grumman Corp.	3,720	1,803,344
nVent Electric PLC	2,515	165,487
Oshkosh Corp.	2,811	278,823
Otis Worldwide Corp.	4,631	441,566
Owens Corning	2,887	386,714
PACCAR, Inc.	11,987	1,124,980
Parker-Hannifin Corp.	1,363	905,986
Pentair PLC	2,610	258,860
Primoris Services Corp.	1,620	116,818
Proto Labs, Inc. *	171	6,324
Quanex Building Products Corp.	1,882	31,486
Quanta Services, Inc.	1,721	589,546
RBC Bearings, Inc. *	191	69,881
Regal Rexnord Corp.	1,686	224,980
Resideo Technologies, Inc. *	8,610	178,227
REV Group, Inc.	1,342	50,312
Rockwell Automation, Inc.	1,889	596,074
RTX Corp.	24,743	3,376,925
Rush Enterprises, Inc., Class A	3,495	173,527
Sensata Technologies Holding PLC	6,677	174,003
Shyft Group, Inc.	508	5,329
Simpson Manufacturing Co., Inc.	643	100,115
SiteOne Landscape Supply, Inc. *	873	101,975
Snap-on, Inc.	1,312	420,824
Spirit AeroSystems Holdings, Inc., Class A *	2,080	77,750
SPX Technologies, Inc. *	381	57,946
Standex International Corp.	225	33,961
Stanley Black & Decker, Inc.	7,218	472,274
Sterling Infrastructure, Inc. *	314	59,035
Sunrun, Inc. *	1,718	12,868
Tennant Co.	504	37,508
Terex Corp.	2,785	125,353
Textron, Inc.	6,054	448,178
Timken Co.	2,318	158,760
Titan International, Inc. *	1,114	8,065
Titan Machinery, Inc. *	790	14,757
Toro Co.	2,361	178,917
TransDigm Group, Inc.	388	569,751
Trex Co., Inc. *	1,399	78,162
Trinity Industries, Inc.	3,095	79,665
Triumph Group, Inc. *	252	6,499
Tutor Perini Corp. *	780	28,766
UFP Industries, Inc.	2,790	272,192
United Rentals, Inc.	1,208	855,723
V2X, Inc. *	163	7,381
Valmont Industries, Inc.	496	157,748
Vertiv Holdings Co., Class A	1,034	111,600
Wabash National Corp.	4,012	34,784
Watsco, Inc.	559	247,956
Watts Water Technologies, Inc., Class A	475	115,007
WESCO International, Inc.	2,051	344,342
Westinghouse Air Brake Technologies Corp.	2,632	532,506
WillScot Holdings Corp.	2,987	80,500
Woodward, Inc.	897	194,048
Worthington Enterprises, Inc.	1,413	83,240
WW Grainger, Inc.	595	647,098
Xylem, Inc.	2,338	294,681
Zurn Elkay Water Solutions Corp.	1,422	51,462
		62,312,656

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.4%
ABM Industries, Inc.	3,789	199,491
ACCO Brands Corp.	3,503	12,576
Alight, Inc., Class A	13,414	73,240
Amentum Holdings, Inc. *	2,654	54,830
Automatic Data Processing, Inc.	4,142	1,348,345
Barrett Business Services, Inc.	188	7,769
Booz Allen Hamilton Holding Corp., Class A	1,867	198,369
Brady Corp., Class A	1,132	78,980
BrightView Holdings, Inc. *	892	13,897
Brink's Co.	1,082	88,789
Broadridge Financial Solutions, Inc.	1,278	310,337
CACI International, Inc., Class A *	559	239,252
Casella Waste Systems, Inc., Class A *	387	45,360
CBIZ, Inc. *	735	53,096
Cintas Corp.	2,934	664,551
Civeo Corp.	301	6,565
Clarivate PLC *	3,948	16,661
Clean Harbors, Inc. *	681	154,444
Concentrix Corp.	3,697	206,903
Conduent, Inc. *	6,156	13,789
Copart, Inc. *	4,531	233,256
CoreCivic, Inc. *	6,948	152,578
CSG Systems International, Inc.	1,089	71,939
Dayforce, Inc. *	159	9,394
Deluxe Corp.	1,082	15,440
Dun & Bradstreet Holdings, Inc.	8,155	73,477
Ennis, Inc.	344	6,422
Enviri Corp. *	1,608	13,105
Equifax, Inc.	1,047	276,607
ExlService Holdings, Inc. *	1,829	84,116
Exponent, Inc.	493	37,636
FTI Consulting, Inc. *	750	123,120
Genpact Ltd.	5,167	222,439
GEO Group, Inc. *	6,977	189,356
Healthcare Services Group, Inc. *	1,943	27,396
Heidrick & Struggles International, Inc.	208	9,081
HNI Corp.	1,831	85,196
Huron Consulting Group, Inc. *	367	52,419
ICF International, Inc.	426	36,602
Insperity, Inc.	792	51,258
Interface, Inc.	475	9,543
Jacobs Solutions, Inc.	3,443	434,851
KBR, Inc.	2,922	152,499
Kelly Services, Inc., Class A	2,462	28,855
Kforce, Inc.	1,089	44,431
Korn Ferry	1,851	125,887
Leidos Holdings, Inc.	3,404	505,562
ManpowerGroup, Inc.	7,164	300,530
Maximus, Inc.	2,033	147,413
MillerKnoll, Inc.	4,368	73,688
MSA Safety, Inc.	429	69,914
NV5 Global, Inc. *	1,532	33,857
OPENLANE, Inc. *	4,199	96,283
Parsons Corp. *	758	49,149
Paychex, Inc.	3,794	599,111
Paycom Software, Inc.	357	92,495
Pitney Bowes, Inc.	939	9,672
Republic Services, Inc.	2,474	636,535
Resources Connection, Inc.	1,293	6,743
Robert Half, Inc.	5,474	250,654
Rollins, Inc.	2,267	129,786
Science Applications International Corp.	1,953	225,650
SS&C Technologies Holdings, Inc.	4,273	345,301
Steelcase, Inc., Class A	7,050	72,685
Tetra Tech, Inc.	3,327	116,245
TransUnion	2,239	191,726
TriNet Group, Inc.	1,078	89,700

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TrueBlue, Inc. *	2,510	15,060
TTEC Holdings, Inc. *	3,194	15,683
UL Solutions, Inc., Class A	140	10,010
UniFirst Corp.	599	112,947
Veralto Corp.	1,691	170,842
Verisk Analytics, Inc.	1,368	429,744
Verra Mobility Corp. *	1,516	35,853
Vestis Corp.	10,571	65,117
VSE Corp.	284	36,946
Waste Management, Inc.	5,759	1,387,746
		12,676,794

Consumer Discretionary Distribution & Retail 4.4%
1-800-Flowers.com, Inc., Class A *	607	2,986
Abercrombie & Fitch Co., Class A *	913	71,661
Academy Sports & Outdoors, Inc.	4,348	177,877
Advance Auto Parts, Inc.	8,039	385,309
A-Mark Precious Metals, Inc.	1,175	23,183
Amazon.com, Inc. *	63,379	12,993,329
American Eagle Outfitters, Inc.	9,113	99,879
America's Car-Mart, Inc. *	153	7,613
Arko Corp.	747	3,197
Asbury Automotive Group, Inc. *	1,063	242,268
AutoNation, Inc. *	2,704	497,130
AutoZone, Inc. *	167	623,418
Bath & Body Works, Inc.	8,432	237,108
Best Buy Co., Inc.	14,245	944,159
Boot Barn Holdings, Inc. *	457	73,262
Buckle, Inc.	1,495	63,702
Burlington Stores, Inc. *	777	177,366
Caleres, Inc.	2,160	29,052
Camping World Holdings, Inc., Class A	1,919	31,203
CarMax, Inc. *	7,067	455,539
ContextLogic, Inc., Class A *	1,597	13,095
Coupang, Inc., Class A *	4,785	134,219
Designer Brands, Inc., Class A	2,373	8,424
Dick's Sporting Goods, Inc.	1,608	288,379
Dillard's, Inc., Class A	156	61,779
eBay, Inc.	20,324	1,487,107
Etsy, Inc. *	2,004	110,921
Five Below, Inc. *	1,200	139,884
Floor & Decor Holdings, Inc., Class A *	1,041	74,629
Foot Locker, Inc. *	14,315	340,124
GameStop Corp., Class A *	6,715	200,107
Gap, Inc.	11,412	254,602
Genesco, Inc. *	398	8,649
Genuine Parts Co.	4,337	548,717
Group 1 Automotive, Inc.	1,020	432,398
Guess?, Inc.	2,276	23,853
Haverty Furniture Cos., Inc.	518	10,857
Home Depot, Inc.	16,421	6,047,690
Kohl's Corp. (a)	37,681	306,347
Lithia Motors, Inc.	1,743	552,374
LKQ Corp.	15,753	637,524
Lowe's Cos., Inc.	14,420	3,255,027
Macy's, Inc.	36,522	434,247
MarineMax, Inc. *	654	13,865
Monro, Inc.	716	10,976
Murphy USA, Inc.	648	276,560
National Vision Holdings, Inc. *	5,911	117,097
ODP Corp. *	8,348	137,325
Ollie's Bargain Outlet Holdings, Inc. *	1,096	122,149
OneWater Marine, Inc., Class A *	361	5,332
O'Reilly Automotive, Inc. *	741	1,013,318
Penske Automotive Group, Inc.	1,132	185,852
Petco Health & Wellness Co., Inc. *	3,370	12,368
Pool Corp.	634	190,574
QVC Group, Inc. *	3,750	15,375
SECURITY	NUMBER OF SHARES	VALUE ($)
RH *	358	64,837
Ross Stores, Inc.	4,687	656,602
Sally Beauty Holdings, Inc. *	9,847	85,767
Shoe Carnival, Inc.	479	9,206
Signet Jewelers Ltd.	2,229	148,385
Sleep Number Corp. *	566	6,090
Sonic Automotive, Inc., Class A	1,301	90,979
Stitch Fix, Inc., Class A *	1,360	6,011
TJX Cos., Inc.	15,436	1,958,828
Tractor Supply Co.	8,958	433,567
Ulta Beauty, Inc. *	937	441,758
Upbound Group, Inc.	3,036	69,646
Urban Outfitters, Inc. *	3,182	222,422
Valvoline, Inc. *	2,976	102,940
Victoria's Secret & Co. *	4,813	102,084
Wayfair, Inc., Class A *	931	38,394
Williams-Sonoma, Inc.	2,269	367,033
Zumiez, Inc. *	855	10,679
		39,426,213

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	751	51,248
Beazer Homes USA, Inc. *	711	14,590
Brunswick Corp.	3,657	185,117
Capri Holdings Ltd. *	11,195	202,853
Carter's, Inc.	3,033	95,145
Cavco Industries, Inc. *	200	86,719
Century Communities, Inc.	1,773	91,965
Champion Homes, Inc. *	1,119	73,183
Columbia Sportswear Co.	1,510	96,308
Crocs, Inc. *	1,197	122,094
Deckers Outdoor Corp. *	1,498	158,069
DR Horton, Inc.	9,468	1,117,792
Ethan Allen Interiors, Inc.	359	9,381
G-III Apparel Group Ltd. *	3,619	105,132
GoPro, Inc., Class A *	14,320	9,494
Green Brick Partners, Inc. *	749	43,779
Hanesbrands, Inc. *	28,886	142,986
Hasbro, Inc.	4,438	296,059
Helen of Troy Ltd. *	1,832	49,262
Hooker Furnishings Corp.	495	4,861
Hovnanian Enterprises, Inc., Class A *	79	7,132
Installed Building Products, Inc.	333	53,107
iRobot Corp. *	1,146	3,518
KB Home	3,020	155,772
Kontoor Brands, Inc.	1,052	72,167
La-Z-Boy, Inc.	2,303	96,473
Leggett & Platt, Inc.	18,394	166,650
Lennar Corp., Class A	9,234	979,543
Levi Strauss & Co., Class A	2,767	48,007
LGI Homes, Inc. *	1,191	59,669
M/I Homes, Inc. *	1,134	120,896
Malibu Boats, Inc., Class A *	387	11,664
MasterCraft Boat Holdings, Inc. *	388	6,600
Mattel, Inc. *	8,270	156,634
Meritage Homes Corp.	3,396	216,020
Mohawk Industries, Inc. *	3,453	347,406
Movado Group, Inc.	467	7,565
Newell Brands, Inc.	39,976	211,873
NIKE, Inc., Class B	28,393	1,720,332
NVR, Inc. *	79	562,158
Oxford Industries, Inc.	714	38,328
Peloton Interactive, Inc., Class A *	5,296	37,602
Polaris, Inc.	4,080	160,018
PulteGroup, Inc.	7,425	727,873
PVH Corp.	4,097	343,206
Ralph Lauren Corp.	1,011	279,855
SharkNinja, Inc. *	797	73,268

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Skechers USA, Inc., Class A *	3,534	219,249
Smith & Wesson Brands, Inc.	1,364	12,985
Somnigroup International, Inc.	3,063	199,279
Sonos, Inc. *	3,758	38,632
Steven Madden Ltd.	2,728	67,245
Sturm Ruger & Co., Inc.	385	13,937
Tapestry, Inc.	7,430	583,626
Taylor Morrison Home Corp. *	5,070	285,340
Toll Brothers, Inc.	2,931	305,557
TopBuild Corp. *	489	138,333
Topgolf Callaway Brands Corp. *	7,216	45,749
Tri Pointe Homes, Inc. *	5,702	168,095
Under Armour, Inc., Class A *	18,160	121,854
VF Corp.	25,912	322,863
Whirlpool Corp.	6,320	493,529
Wolverine World Wide, Inc.	801	13,665
YETI Holdings, Inc. *	1,658	50,668
		12,699,979

Consumer Services 1.8%
ADT, Inc.	21,458	178,531
Adtalem Global Education, Inc. *	1,086	143,385
Airbnb, Inc., Class A *	787	101,523
Aramark	6,552	265,356
BJ's Restaurants, Inc. *	205	9,145
Bloomin' Brands, Inc.	5,573	42,522
Booking Holdings, Inc.	365	2,014,409
Boyd Gaming Corp.	2,151	161,260
Bright Horizons Family Solutions, Inc. *	639	82,559
Brinker International, Inc. *	626	108,066
Caesars Entertainment, Inc. *	6,461	173,672
Carnival Corp. *	14,055	326,357
Cheesecake Factory, Inc.	885	48,825
Chegg, Inc. *	5,236	5,341
Chipotle Mexican Grill, Inc. *	5,848	292,868
Choice Hotels International, Inc.	419	53,079
Churchill Downs, Inc.	731	69,789
Cracker Barrel Old Country Store, Inc.	2,593	148,942
Darden Restaurants, Inc.	2,667	571,298
Dave & Buster's Entertainment, Inc. *	1,358	29,822
Dine Brands Global, Inc.	394	9,480
Domino's Pizza, Inc.	564	267,234
DoorDash, Inc., Class A *	721	150,437
Everi Holdings, Inc. *	772	10,893
Expedia Group, Inc.	1,618	269,802
Flutter Entertainment PLC *	270	68,229
Frontdoor, Inc. *	933	51,324
Golden Entertainment, Inc.	967	27,589
Graham Holdings Co., Class B	149	142,207
Grand Canyon Education, Inc. *	823	162,826
H&R Block, Inc.	2,792	159,004
Hilton Grand Vacations, Inc. *	2,258	86,188
Hilton Worldwide Holdings, Inc.	1,888	469,055
Hyatt Hotels Corp., Class A	484	63,903
International Game Technology PLC	6,119	90,010
Jack in the Box, Inc.	1,699	32,222
Las Vegas Sands Corp.	6,662	274,208
Laureate Education, Inc. *	6,328	142,380
Light & Wonder, Inc. *	1,145	103,187
Marriott International, Inc., Class A	2,340	617,362
Marriott Vacations Worldwide Corp.	2,045	134,684
Matthews International Corp., Class A	598	12,827
McDonald's Corp.	10,120	3,176,162
MGM Resorts International *	13,996	442,973
Papa John's International, Inc.	639	28,915
Penn Entertainment, Inc. *	10,504	155,774
Perdoceo Education Corp.	1,926	65,561
Planet Fitness, Inc., Class A *	813	83,601
SECURITY	NUMBER OF SHARES	VALUE ($)
Red Rock Resorts, Inc., Class A	1,074	51,627
Royal Caribbean Cruises Ltd.	717	184,247
Sabre Corp. *	7,937	20,001
Service Corp. International	2,828	220,584
Six Flags Entertainment Corp.	341	11,444
Starbucks Corp.	24,758	2,078,434
Strategic Education, Inc.	686	62,584
Stride, Inc. *	638	96,587
Texas Roadhouse, Inc.	904	176,470
Travel & Leisure Co.	3,364	163,389
United Parks & Resorts, Inc. *	1,065	47,701
Vail Resorts, Inc.	977	156,486
Wendy's Co.	5,804	66,166
Wingstop, Inc.	82	28,019
Wyndham Hotels & Resorts, Inc.	1,663	137,663
Wynn Resorts Ltd.	1,205	109,101
Yum! Brands, Inc.	4,784	688,609
		16,423,898

Consumer Staples Distribution & Retail 3.7%
Albertsons Cos., Inc., Class A	22,156	492,528
Andersons, Inc.	3,976	141,188
BJ's Wholesale Club Holdings, Inc. *	2,727	308,724
Casey's General Stores, Inc.	1,027	449,579
Chefs' Warehouse, Inc. *	725	46,240
Costco Wholesale Corp.	5,404	5,621,133
Dollar General Corp.	14,693	1,428,894
Dollar Tree, Inc. *	10,784	973,364
Grocery Outlet Holding Corp. *	4,462	60,594
Ingles Markets, Inc., Class A	2,177	135,627
Kroger Co.	42,773	2,918,402
Maplebear, Inc. *	147	6,713
Performance Food Group Co. *	6,967	623,964
PriceSmart, Inc.	1,348	145,557
SpartanNash Co.	2,448	47,638
Sprouts Farmers Market, Inc. *	1,860	321,520
Sysco Corp.	11,936	871,328
Target Corp.	22,960	2,158,470
U.S. Foods Holding Corp. *	9,591	758,840
United Natural Foods, Inc. *	2,921	89,295
Village Super Market, Inc., Class A	242	9,336
Walgreens Boots Alliance, Inc.	265,135	2,982,769
Walmart, Inc.	126,708	12,508,614
Weis Markets, Inc.	1,666	126,283
		33,226,600

Energy 7.2%
Antero Midstream Corp.	4,691	88,097
Antero Resources Corp. *	8,728	326,864
APA Corp.	20,654	351,325
Archrock, Inc.	3,442	85,706
Baker Hughes Co.	26,443	979,713
Berry Corp.	3,334	7,968
Bristow Group, Inc. *	231	6,759
Cactus, Inc., Class A	693	28,413
California Resources Corp.	2,767	122,218
ChampionX Corp.	3,672	88,385
Cheniere Energy, Inc.	3,195	757,183
Chevron Corp.	77,497	10,593,840
Chord Energy Corp.	1,412	127,080
Civitas Resources, Inc.	2,905	79,510
CNX Resources Corp. *	5,886	190,000
Comstock Resources, Inc. *	3,577	83,344
ConocoPhillips	53,541	4,569,724
Core Laboratories, Inc.	390	4,193
Core Natural Resources, Inc.	1,961	135,897
Coterra Energy, Inc.	23,965	582,589

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Crescent Energy Co., Class A	3,936	33,023
CVR Energy, Inc.	3,231	75,573
Delek U.S. Holdings, Inc.	8,069	155,328
Devon Energy Corp.	30,555	924,594
Diamondback Energy, Inc.	2,977	400,555
Dorian LPG Ltd.	1,383	29,610
DT Midstream, Inc.	1,360	142,446
EOG Resources, Inc.	17,773	1,929,615
EQT Corp.	11,313	623,686
Expand Energy Corp.	9,267	1,076,177
Expro Group Holdings NV *	2,333	19,411
Exxon Mobil Corp.	158,548	16,219,460
Green Plains, Inc. *	6,768	28,155
Gulfport Energy Corp. *	147	28,150
Halliburton Co.	24,434	478,662
Helix Energy Solutions Group, Inc. *	4,886	30,244
Helmerich & Payne, Inc.	4,516	68,869
Hess Corp.	4,415	583,619
HF Sinclair Corp.	16,987	613,740
International Seaways, Inc.	1,090	40,384
Kinder Morgan, Inc.	64,731	1,815,057
Kodiak Gas Services, Inc.	160	5,650
Kosmos Energy Ltd. *	23,045	38,255
Liberty Energy, Inc.	6,557	75,996
Magnolia Oil & Gas Corp., Class A	3,448	74,132
Marathon Petroleum Corp.	27,439	4,410,545
Matador Resources Co.	2,554	109,848
Murphy Oil Corp.	7,808	163,421
Nabors Industries Ltd. *	516	13,318
New Fortress Energy, Inc. (a)	1,251	3,115
Noble Corp. PLC	1,678	41,564
Northern Oil & Gas, Inc.	1,572	41,784
NOV, Inc.	14,079	168,948
NPK International, Inc. *	1,017	8,228
Occidental Petroleum Corp.	25,156	1,025,862
Oceaneering International, Inc. *	1,927	36,748
Oil States International, Inc. *	1,073	4,668
ONEOK, Inc.	10,306	833,137
Ovintiv, Inc.	15,416	552,201
Par Pacific Holdings, Inc. *	3,981	85,950
Patterson-UTI Energy, Inc.	16,773	92,587
PBF Energy, Inc., Class A	18,587	354,082
Peabody Energy Corp.	11,362	149,524
Permian Resources Corp.	5,093	64,223
Phillips 66	27,068	3,071,677
ProPetro Holding Corp. *	2,084	11,254
Range Resources Corp.	4,280	162,811
REX American Resources Corp. *	221	9,313
RPC, Inc.	5,962	26,471
Schlumberger NV	30,824	1,018,733
Select Water Solutions, Inc.	902	7,252
SM Energy Co.	4,827	113,048
Summit Midstream Corp. *	188	4,726
Talos Energy, Inc. *	6,473	52,043
Targa Resources Corp.	2,654	419,146
TechnipFMC PLC	6,668	207,708
Texas Pacific Land Corp.	75	83,552
Tidewater, Inc. *	147	5,837
Transocean Ltd. *	19,885	49,514
Valaris Ltd. *	698	26,259
Valero Energy Corp.	29,085	3,751,092
Vital Energy, Inc. *	1,969	29,299
W&T Offshore, Inc. (a)	4,121	6,099
Weatherford International PLC	665	28,994
Williams Cos., Inc.	22,832	1,381,564
World Kinect Corp.	23,463	642,652
		63,987,996

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 2.1%
Acadia Realty Trust	1,824	35,130
Agree Realty Corp.	736	55,421
Alexander & Baldwin, Inc.	2,624	46,996
Alexandria Real Estate Equities, Inc.	2,969	208,394
American Assets Trust, Inc.	1,475	29,412
American Healthcare REIT, Inc.	383	13,382
American Homes 4 Rent, Class A	3,558	134,670
American Tower Corp.	5,527	1,186,371
Americold Realty Trust, Inc.	6,370	105,551
Apple Hospitality REIT, Inc.	7,345	85,129
AvalonBay Communities, Inc.	1,811	374,460
Brandywine Realty Trust	4,212	17,817
Brixmor Property Group, Inc.	6,470	164,403
Broadstone Net Lease, Inc.	3,039	48,350
BXP, Inc.	4,886	328,974
Camden Property Trust	1,615	189,746
CareTrust REIT, Inc.	1,080	31,061
Centerspace	142	9,053
COPT Defense Properties	2,946	80,868
Cousins Properties, Inc.	3,884	109,024
Crown Castle, Inc.	8,861	889,201
CubeSmart	2,715	116,093
Curbline Properties Corp.	1,233	27,977
DiamondRock Hospitality Co.	7,765	59,325
Digital Realty Trust, Inc.	3,852	660,695
Diversified Healthcare Trust	6,875	21,519
Douglas Emmett, Inc.	7,038	100,151
Easterly Government Properties, Inc.	1,239	26,923
EastGroup Properties, Inc.	362	61,377
Elme Communities	2,264	36,360
Empire State Realty Trust, Inc., Class A	5,349	40,973
EPR Properties	2,072	115,390
Equinix, Inc.	798	709,278
Equity LifeStyle Properties, Inc.	1,979	125,805
Equity Residential	6,189	434,096
Essential Properties Realty Trust, Inc.	1,109	36,043
Essex Property Trust, Inc.	852	241,883
Extra Space Storage, Inc.	1,478	223,400
Federal Realty Investment Trust	1,366	130,426
First Industrial Realty Trust, Inc.	1,455	71,921
Four Corners Property Trust, Inc.	1,109	30,619
Gaming & Leisure Properties, Inc.	3,730	174,191
Global Net Lease, Inc.	6,640	51,526
Healthcare Realty Trust, Inc.	7,621	110,505
Healthpeak Properties, Inc.	12,697	221,055
Highwoods Properties, Inc.	3,827	113,662
Host Hotels & Resorts, Inc.	19,970	309,335
Hudson Pacific Properties, Inc.	24,673	45,892
Independence Realty Trust, Inc.	2,468	45,880
Innovative Industrial Properties, Inc.	115	6,350
InvenTrust Properties Corp.	1,336	37,528
Invitation Homes, Inc.	7,545	254,267
Iron Mountain, Inc.	3,872	382,205
JBG SMITH Properties	5,614	95,999
Kilroy Realty Corp.	3,844	123,777
Kimco Realty Corp.	9,741	207,094
Kite Realty Group Trust	2,885	63,816
Lamar Advertising Co., Class A	1,460	175,988
Lineage, Inc.	247	10,544
LTC Properties, Inc.	830	29,374
LXP Industrial Trust	6,700	57,486
Macerich Co.	7,447	120,492
Medical Properties Trust, Inc. (a)	37,326	170,580
Mid-America Apartment Communities, Inc.	1,855	290,586
Millrose Properties, Inc., Class A	3,136	87,400
National Health Investors, Inc.	696	50,467
National Storage Affiliates Trust	1,069	36,774

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NNN REIT, Inc.	2,662	111,165
Omega Healthcare Investors, Inc.	3,999	147,963
Outfront Media, Inc.	4,902	80,981
Paramount Group, Inc.	3,902	23,607
Park Hotels & Resorts, Inc.	12,776	132,359
Peakstone Realty Trust	1,219	15,103
Pebblebrook Hotel Trust	4,577	42,017
Phillips Edison & Co., Inc.	1,944	68,934
Piedmont Office Realty Trust, Inc., Class A	3,016	21,474
PotlatchDeltic Corp.	3,128	123,056
Prologis, Inc.	6,816	740,218
Public Storage	1,483	457,372
Rayonier, Inc.	3,474	82,334
Realty Income Corp.	6,176	349,685
Regency Centers Corp.	2,680	193,362
Rexford Industrial Realty, Inc.	1,653	58,252
RLJ Lodging Trust	9,013	65,795
Ryman Hospitality Properties, Inc.	571	55,450
Sabra Health Care REIT, Inc.	5,915	103,394
SBA Communications Corp.	1,022	236,992
Service Properties Trust	33,023	76,613
Sila Realty Trust, Inc.	280	6,978
Simon Property Group, Inc.	4,242	691,743
SITE Centers Corp.	725	8,642
SL Green Realty Corp.	2,364	134,204
STAG Industrial, Inc.	2,346	83,471
Summit Hotel Properties, Inc.	1,107	4,849
Sun Communities, Inc.	1,905	235,153
Sunstone Hotel Investors, Inc.	6,475	58,016
Tanger, Inc.	1,748	52,090
Terreno Realty Corp.	582	32,836
UDR, Inc.	4,724	195,715
Uniti Group, Inc.	22,648	97,386
Urban Edge Properties	2,694	48,923
Ventas, Inc.	8,830	567,592
Veris Residential, Inc.	1,779	27,041
VICI Properties, Inc.	8,541	270,835
Vornado Realty Trust	6,279	236,530
Welltower, Inc.	5,526	852,551
Weyerhaeuser Co.	29,169	755,769
WP Carey, Inc.	3,522	221,041
Xenia Hotels & Resorts, Inc.	4,330	52,956
		18,506,887

Financial Services 8.3%
Acadian Asset Management, Inc.	427	12,857
Affiliated Managers Group, Inc.	1,631	287,056
AGNC Investment Corp.	13,113	117,230
Ally Financial, Inc.	21,120	739,200
American Express Co.	8,280	2,434,734
Ameriprise Financial, Inc.	1,899	967,047
Annaly Capital Management, Inc.	12,753	241,669
Apollo Commercial Real Estate Finance, Inc.	6,639	65,261
Apollo Global Management, Inc.	1,305	170,551
Arbor Realty Trust, Inc. (a)	5,165	49,481
ARES Management Corp., Class A	628	103,934
Artisan Partners Asset Management, Inc., Class A	2,230	89,869
Bank of New York Mellon Corp.	23,448	2,077,727
Berkshire Hathaway, Inc., Class B *	36,501	18,395,044
BGC Group, Inc., Class A	6,557	60,849
Blackrock, Inc.	2,105	2,062,669
Blackstone Mortgage Trust, Inc., Class A	5,898	111,413
Blackstone, Inc.	5,287	733,624
Block, Inc. *	4,067	251,137
Bread Financial Holdings, Inc.	6,096	312,359
BrightSpire Capital, Inc.	1,812	9,169
Capital One Financial Corp.	29,476	5,575,385
SECURITY	NUMBER OF SHARES	VALUE ($)
Carlyle Group, Inc.	5,497	248,464
Charles Schwab Corp. (b)	14,344	1,267,149
Chimera Investment Corp.	6,643	87,555
Claros Mortgage Trust, Inc.	8,589	22,074
CME Group, Inc.	3,329	962,081
Cohen & Steers, Inc.	460	35,346
Coinbase Global, Inc., Class A *	206	50,804
Corebridge Financial, Inc.	14,085	459,312
Corpay, Inc. *	1,201	390,457
Credit Acceptance Corp. *	208	99,278
DigitalBridge Group, Inc.	9,213	101,896
Donnelley Financial Solutions, Inc. *	789	42,985
Enact Holdings, Inc.	194	6,868
Encore Capital Group, Inc. *	1,739	65,908
Enova International, Inc. *	980	90,817
Equitable Holdings, Inc.	7,723	408,315
Essent Group Ltd.	2,028	117,624
Euronet Worldwide, Inc. *	1,253	135,675
Evercore, Inc., Class A	978	226,397
EZCORP, Inc., Class A *	588	7,909
FactSet Research Systems, Inc.	314	143,894
Federal Agricultural Mortgage Corp., Class C	146	27,217
Federated Hermes, Inc.	3,397	143,353
Fidelity National Information Services, Inc.	9,804	780,496
FirstCash Holdings, Inc.	1,029	131,619
Fiserv, Inc. *	5,282	859,857
Franklin BSP Realty Trust, Inc.	3,039	33,520
Franklin Resources, Inc.	19,694	426,178
Global Payments, Inc.	8,059	609,341
Goldman Sachs Group, Inc.	7,437	4,465,547
Green Dot Corp., Class A *	1,171	10,820
Hamilton Lane, Inc., Class A	53	7,897
Houlihan Lokey, Inc.	669	116,861
Interactive Brokers Group, Inc., Class A	361	75,695
Intercontinental Exchange, Inc.	5,591	1,005,262
Invesco Ltd.	24,264	350,857
Jack Henry & Associates, Inc.	1,148	207,983
Jackson Financial, Inc., Class A	3,447	282,344
Janus Henderson Group PLC	4,815	174,929
Jefferies Financial Group, Inc.	4,566	221,908
KKR & Co., Inc.	4,866	591,024
KKR Real Estate Finance Trust, Inc.	600	5,358
Ladder Capital Corp.	4,077	42,890
LendingClub Corp. *	547	5,486
loanDepot, Inc., Class A *	4,050	5,306
LPL Financial Holdings, Inc.	1,139	440,975
MarketAxess Holdings, Inc.	417	90,243
Mastercard, Inc., Class A	4,644	2,719,526
MFA Financial, Inc.	5,521	51,345
MGIC Investment Corp.	7,903	209,034
Moelis & Co., Class A	1,644	93,889
Moody's Corp.	1,189	569,912
Morgan Stanley	28,103	3,598,027
Morningstar, Inc.	219	67,544
Mr. Cooper Group, Inc. *	1,500	194,295
MSCI, Inc.	445	250,989
Nasdaq, Inc.	3,648	304,754
Navient Corp.	11,691	157,127
NCR Atleos Corp. *	1,123	29,771
Nelnet, Inc., Class A	352	40,895
New York Mortgage Trust, Inc.	1,862	12,159
NMI Holdings, Inc., Class A *	1,326	52,669
Northern Trust Corp.	5,444	581,093
OneMain Holdings, Inc.	9,598	497,560
Oppenheimer Holdings, Inc., Class A	125	8,161
PayPal Holdings, Inc. *	22,067	1,550,869
Paysafe Ltd. *	472	5,829
PennyMac Financial Services, Inc.	1,137	109,152

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PennyMac Mortgage Investment Trust	4,328	53,148
Piper Sandler Cos.	293	73,675
PJT Partners, Inc., Class A	225	33,899
PRA Group, Inc. *	573	8,131
PROG Holdings, Inc.	3,693	106,469
Radian Group, Inc.	4,703	160,608
Raymond James Financial, Inc.	2,738	402,431
Ready Capital Corp.	5,795	25,904
Redwood Trust, Inc.	1,363	7,428
Regional Management Corp.	226	5,978
Rithm Capital Corp.	19,858	221,417
Rocket Cos., Inc., Class A (a)	2,676	34,119
S&P Global, Inc.	2,769	1,420,109
SEI Investments Co.	3,153	268,825
Shift4 Payments, Inc., Class A *	54	5,119
SLM Corp.	12,249	396,500
Starwood Property Trust, Inc.	10,436	206,111
State Street Corp.	8,958	862,476
Stifel Financial Corp.	1,588	149,621
StoneX Group, Inc. *	577	48,846
Synchrony Financial	34,180	1,970,477
T. Rowe Price Group, Inc.	9,686	906,513
Toast, Inc., Class A *	1,391	58,672
TPG RE Finance Trust, Inc.	750	5,760
TPG, Inc.	933	44,905
Tradeweb Markets, Inc., Class A	474	68,469
Two Harbors Investment Corp.	3,337	35,339
Victory Capital Holdings, Inc., Class A	711	44,089
Virtu Financial, Inc., Class A	3,643	146,412
Virtus Investment Partners, Inc.	246	41,992
Visa, Inc., Class A	10,249	3,742,832
Voya Financial, Inc.	2,990	198,895
Walker & Dunlop, Inc.	1,021	69,928
Western Union Co.	29,663	275,273
WEX, Inc. *	608	80,821
World Acceptance Corp. *	56	8,651
		74,246,481

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	54,345	3,293,850
Archer-Daniels-Midland Co.	47,558	2,295,625
B&G Foods, Inc.	3,491	14,697
Boston Beer Co., Inc., Class A *	277	63,668
Brown-Forman Corp., Class B	6,490	216,377
Bunge Global SA	15,679	1,225,314
Calavo Growers, Inc.	473	13,031
Cal-Maine Foods, Inc.	1,466	140,633
Campbell's Co.	6,600	224,664
Coca-Cola Co.	48,035	3,463,324
Coca-Cola Consolidated, Inc.	760	87,134
Conagra Brands, Inc.	21,891	501,085
Constellation Brands, Inc., Class A	3,320	591,923
Darling Ingredients, Inc. *	6,233	194,220
Flowers Foods, Inc.	8,110	137,059
Fresh Del Monte Produce, Inc.	4,753	167,876
General Mills, Inc.	18,400	998,384
Hain Celestial Group, Inc. *	5,864	10,966
Hershey Co.	2,388	383,728
Hormel Foods Corp.	10,696	328,153
Ingredion, Inc.	2,598	361,434
J&J Snack Foods Corp.	313	36,048
J.M. Smucker Co.	4,840	545,032
John B Sanfilippo & Son, Inc.	424	26,347
Kellanova	6,384	527,510
Keurig Dr. Pepper, Inc.	22,370	753,198
Kraft Heinz Co.	34,276	916,198
Lamb Weston Holdings, Inc.	2,935	163,714
Lancaster Colony Corp.	401	67,127
SECURITY	NUMBER OF SHARES	VALUE ($)
McCormick & Co., Inc. - Non Voting Shares	4,458	324,230
MGP Ingredients, Inc.	198	5,825
Molson Coors Beverage Co., Class B	8,633	462,642
Mondelez International, Inc., Class A	30,561	2,062,562
Monster Beverage Corp. *	8,090	517,356
Nomad Foods Ltd.	6,964	121,870
PepsiCo, Inc.	25,568	3,360,914
Philip Morris International, Inc.	28,393	5,127,492
Pilgrim's Pride Corp.	1,396	68,627
Post Holdings, Inc. *	1,557	172,189
Seaboard Corp.	34	91,024
Seneca Foods Corp., Class A *	116	10,940
Simply Good Foods Co. *	1,274	43,966
TreeHouse Foods, Inc. *	3,055	68,615
Tyson Foods, Inc., Class A	28,717	1,612,747
Universal Corp.	2,081	136,077
WK Kellogg Co.	4,004	67,748
		32,003,143

Health Care Equipment & Services 5.6%
Abbott Laboratories	27,795	3,712,856
Acadia Healthcare Co., Inc. *	2,675	60,562
AdaptHealth Corp. *	2,158	19,379
Addus HomeCare Corp. *	334	37,044
agilon health, Inc. *	13,810	30,658
Align Technology, Inc. *	1,157	209,348
Amedisys, Inc. *	997	93,788
AMN Healthcare Services, Inc. *	4,548	96,008
Astrana Health, Inc. *	747	18,518
Avanos Medical, Inc. *	676	8,497
Baxter International, Inc.	20,287	618,754
Becton Dickinson & Co.	5,009	864,503
Boston Scientific Corp. *	7,951	836,922
BrightSpring Health Services, Inc. *	312	7,429
Brookdale Senior Living, Inc. *	8,175	53,219
Cardinal Health, Inc.	4,634	715,675
Cencora, Inc.	1,245	362,594
Centene Corp. *	38,566	2,176,665
Chemed Corp.	279	160,380
Cigna Group	15,461	4,895,571
Claritev Corp. *	409	15,726
Clover Health Investments Corp. *	1,817	5,705
Community Health Systems, Inc. *	12,964	50,300
Concentra Group Holdings Parent, Inc.	3,297	71,314
CONMED Corp.	682	38,704
Cooper Cos., Inc. *	2,461	168,037
Cross Country Healthcare, Inc. *	942	12,416
CVS Health Corp.	130,647	8,366,634
DaVita, Inc. *	2,495	339,969
DENTSPLY SIRONA, Inc.	10,102	161,430
Dexcom, Inc. *	1,363	116,945
Edwards Lifesciences Corp. *	7,212	564,123
Elevance Health, Inc.	9,659	3,707,511
Embecta Corp.	1,014	10,677
Encompass Health Corp.	1,868	225,841
Enhabit, Inc. *	1,218	12,789
Enovis Corp. *	1,995	62,444
Ensign Group, Inc.	661	97,339
Envista Holdings Corp. *	7,550	137,939
Evolent Health, Inc., Class A *	861	6,414
Fulgent Genetics, Inc. *	513	10,629
GE HealthCare Technologies, Inc.	14,286	1,007,734
Globus Medical, Inc., Class A *	884	52,315
Haemonetics Corp. *	860	58,231
HCA Healthcare, Inc.	5,202	1,983,991
HealthEquity, Inc. *	493	49,601
Henry Schein, Inc. *	5,989	419,170
Hologic, Inc. *	5,503	342,122

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Humana, Inc.	8,224	1,917,261
ICU Medical, Inc. *	504	67,969
IDEXX Laboratories, Inc. *	549	281,835
Insulet Corp. *	132	42,904
Integer Holdings Corp. *	521	61,874
Integra LifeSciences Holdings Corp. *	3,017	38,195
Intuitive Surgical, Inc. *	1,222	674,960
Labcorp Holdings, Inc.	5,274	1,313,068
Lantheus Holdings, Inc. *	117	8,841
LivaNova PLC *	717	31,010
Masimo Corp. *	668	108,550
McKesson Corp.	1,590	1,144,021
Merit Medical Systems, Inc. *	617	58,634
Molina Healthcare, Inc. *	1,721	524,974
National HealthCare Corp.	450	46,863
Neogen Corp. *	2,718	15,927
OmniAb, Inc., Class A *(c)	52	0
OmniAb, Inc., Class B *(c)	52	0
Omnicell, Inc. *	1,166	35,411
Option Care Health, Inc. *	3,671	119,968
Owens & Minor, Inc. *	11,920	78,672
Pediatrix Medical Group, Inc. *	1,516	21,451
Penumbra, Inc. *	138	36,842
Premier, Inc., Class A	7,256	166,743
Privia Health Group, Inc. *	1,423	32,388
Quest Diagnostics, Inc.	3,816	661,465
QuidelOrtho Corp. *	3,099	95,046
RadNet, Inc. *	145	8,336
ResMed, Inc.	1,275	312,107
Select Medical Holdings Corp.	3,870	59,172
Solventum Corp. *	1,802	131,708
STERIS PLC	1,309	320,980
Stryker Corp.	2,906	1,111,952
Surgery Partners, Inc. *	1,606	37,918
Teladoc Health, Inc. *	6,011	41,596
Teleflex, Inc.	1,001	122,392
Tenet Healthcare Corp. *	3,046	514,073
UnitedHealth Group, Inc.	19,279	5,820,523
Universal Health Services, Inc., Class B	3,099	589,895
Varex Imaging Corp. *	596	4,571
Veeva Systems, Inc., Class A *	517	144,605
Waystar Holding Corp. *	140	5,597
Zimmer Biomet Holdings, Inc.	4,586	422,692
Zimvie, Inc. *	1,017	9,295
		50,316,704

Household & Personal Products 1.3%
BellRing Brands, Inc. *	453	28,516
Central Garden & Pet Co. *	369	13,306
Central Garden & Pet Co., Class A *	2,536	81,076
Church & Dwight Co., Inc.	3,381	332,386
Clorox Co.	2,095	276,289
Colgate-Palmolive Co.	11,755	1,092,510
Coty, Inc., Class A *	8,334	41,087
Edgewell Personal Care Co.	2,545	70,293
elf Beauty, Inc. *	96	10,799
Energizer Holdings, Inc.	2,305	53,683
Estee Lauder Cos., Inc., Class A	7,450	498,703
Herbalife Ltd. *	12,853	100,382
Interparfums, Inc.	243	33,101
Kenvue, Inc.	40,727	972,153
Kimberly-Clark Corp.	6,633	953,560
Medifast, Inc. *	1,133	15,941
Nu Skin Enterprises, Inc., Class A	4,131	35,651
Procter & Gamble Co.	42,321	7,189,915
Reynolds Consumer Products, Inc.	1,686	37,227
Spectrum Brands Holdings, Inc.	1,714	99,018
SECURITY	NUMBER OF SHARES	VALUE ($)
USANA Health Sciences, Inc. *	410	12,247
WD-40 Co.	142	34,595
		11,982,438

Insurance 3.2%
Aflac, Inc.	14,898	1,542,539
Allstate Corp.	9,573	2,009,085
American Financial Group, Inc.	3,072	380,867
American International Group, Inc.	32,482	2,749,276
AMERISAFE, Inc.	190	9,019
Aon PLC, Class A	2,952	1,098,380
Arthur J Gallagher & Co.	1,464	508,652
Assurant, Inc.	1,137	230,788
Brighthouse Financial, Inc. *	249	14,893
Brown & Brown, Inc.	1,767	199,494
Chubb Ltd.	7,197	2,138,948
Cincinnati Financial Corp.	3,870	583,673
CNA Financial Corp.	712	34,112
CNO Financial Group, Inc.	6,230	236,491
Employers Holdings, Inc.	1,102	53,634
Erie Indemnity Co., Class A	219	78,514
Fidelity National Financial, Inc.	8,379	458,918
First American Financial Corp.	5,636	314,545
Genworth Financial, Inc., Class A *	36,042	254,096
Globe Life, Inc.	2,788	339,774
Hanover Insurance Group, Inc.	1,174	206,601
Hartford Insurance Group, Inc.	8,969	1,164,535
Horace Mann Educators Corp.	1,094	47,512
Kemper Corp.	2,151	137,083
Kinsale Capital Group, Inc.	65	30,679
Lincoln National Corp.	9,705	321,624
Loews Corp.	4,779	426,717
Markel Group, Inc. *	253	491,250
Marsh & McLennan Cos., Inc.	5,708	1,333,731
Mercury General Corp.	867	55,904
MetLife, Inc.	23,546	1,850,245
Old Republic International Corp.	10,442	394,708
Primerica, Inc.	711	192,397
Principal Financial Group, Inc.	9,338	727,337
ProAssurance Corp. *	440	10,204
Progressive Corp.	6,378	1,817,284
Prudential Financial, Inc.	13,011	1,351,713
Reinsurance Group of America, Inc.	1,290	262,244
RLI Corp.	1,182	90,860
Safety Insurance Group, Inc.	600	49,284
Selective Insurance Group, Inc.	1,225	107,824
Stewart Information Services Corp.	1,618	97,630
Travelers Cos., Inc.	8,752	2,412,926
Unum Group	5,760	470,650
W.R. Berkley Corp.	4,852	362,396
White Mountains Insurance Group Ltd.	59	105,303
Willis Towers Watson PLC	1,841	582,769
		28,337,108

Materials 3.7%
AdvanSix, Inc.	545	12,813
Air Products & Chemicals, Inc.	3,508	978,416
Albemarle Corp.	3,631	202,465
Alcoa Corp.	11,913	318,911
Alpha Metallurgical Resources, Inc. *	662	74,170
Amcor PLC	96,123	875,681
AptarGroup, Inc.	1,212	191,981
Ardagh Metal Packaging SA	2,561	9,988
Ashland, Inc.	1,977	97,881
Avery Dennison Corp.	1,759	312,627
Avient Corp.	2,778	100,369
Axalta Coating Systems Ltd. *	5,153	158,712

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Balchem Corp.	363	60,512
Ball Corp.	9,132	489,293
Cabot Corp.	1,346	100,533
Carpenter Technology Corp.	583	137,005
Celanese Corp.	5,519	291,569
CF Industries Holdings, Inc.	8,331	755,705
Chemours Co.	12,916	130,839
Clearwater Paper Corp. *	624	17,965
Cleveland-Cliffs, Inc. *	39,269	228,938
Coeur Mining, Inc. *	5,160	41,693
Commercial Metals Co.	5,806	270,502
Compass Minerals International, Inc. *	1,271	24,416
Corteva, Inc.	15,214	1,077,151
CRH PLC	12,735	1,160,923
Crown Holdings, Inc.	4,157	409,464
Dow, Inc.	48,253	1,338,538
DuPont de Nemours, Inc.	19,290	1,288,572
Eagle Materials, Inc.	691	139,727
Eastman Chemical Co.	6,281	492,242
Ecolab, Inc.	2,757	732,314
Ecovyst, Inc. *	7,126	53,089
Element Solutions, Inc.	4,930	105,403
Ferroglobe PLC	2,150	7,805
FMC Corp.	6,103	247,538
Freeport-McMoRan, Inc.	30,159	1,160,518
Graphic Packaging Holding Co.	10,064	223,622
Greif, Inc., Class A	1,978	109,977
Hawkins, Inc.	345	46,054
HB Fuller Co.	1,769	98,746
Hecla Mining Co.	9,236	47,473
Huntsman Corp.	19,298	214,980
Ingevity Corp. *	1,931	79,885
Innospec, Inc.	772	65,682
International Flavors & Fragrances, Inc.	5,262	402,859
International Paper Co.	21,852	1,044,744
Kaiser Aluminum Corp.	884	64,170
Knife River Corp. *	1,159	109,062
Koppers Holdings, Inc.	1,485	45,619
Linde PLC	6,556	3,065,454
Louisiana-Pacific Corp.	2,215	199,505
LSB Industries, Inc. *	872	6,601
LyondellBasell Industries NV, Class A	17,709	1,000,381
Magnera Corp. *	1,119	13,450
Martin Marietta Materials, Inc.	679	371,786
Materion Corp.	515	39,876
Mativ Holdings, Inc.	1,859	10,633
Metallus, Inc. *	893	11,279
Minerals Technologies, Inc.	1,258	71,429
Mosaic Co.	30,395	1,098,475
MP Materials Corp. *	1,404	30,593
Myers Industries, Inc.	730	9,264
NewMarket Corp.	205	132,032
Newmont Corp.	24,501	1,291,693
Nucor Corp.	14,500	1,585,720
O-I Glass, Inc. *	16,470	215,922
Olin Corp.	10,971	212,947
Olympic Steel, Inc.	488	14,469
Orion SA	3,243	35,316
Packaging Corp. of America	2,452	473,653
PPG Industries, Inc.	6,447	714,328
Quaker Chemical Corp.	329	35,677
Radius Recycling, Inc., Class A	1,895	56,111
Rayonier Advanced Materials, Inc. *	1,749	6,734
Reliance, Inc.	2,788	816,382
Royal Gold, Inc.	597	106,338
RPM International, Inc.	2,352	267,752
Ryerson Holding Corp.	5,554	115,301
Scotts Miracle-Gro Co.	1,470	87,553
Sealed Air Corp.	6,018	193,780
SECURITY	NUMBER OF SHARES	VALUE ($)
Sensient Technologies Corp.	1,172	110,789
Sherwin-Williams Co.	1,831	656,981
Silgan Holdings, Inc.	2,811	154,802
Smurfit WestRock PLC	4,902	212,404
Sonoco Products Co.	5,109	232,664
Southern Copper Corp.	1,317	119,728
Steel Dynamics, Inc.	7,691	946,531
Stepan Co.	1,362	73,943
SunCoke Energy, Inc.	1,897	15,442
Sylvamo Corp.	1,344	71,192
Tredegar Corp. *	892	7,475
TriMas Corp.	1,804	47,571
Trinseo PLC	1,841	5,578
Tronox Holdings PLC	10,904	61,935
U.S. Steel Corp.	17,734	954,444
Vulcan Materials Co.	1,443	382,496
Warrior Met Coal, Inc.	2,370	107,716
Westlake Corp.	1,305	92,694
Worthington Steel, Inc.	859	21,389
		33,215,349

Media & Entertainment 6.7%
Advantage Solutions, Inc. *	3,138	3,734
Alphabet, Inc., Class A	69,797	11,986,937
Alphabet, Inc., Class C	57,171	9,882,007
Altice USA, Inc., Class A *	28,639	66,156
AMC Entertainment Holdings, Inc., Class A *	5,819	20,716
AMC Networks, Inc., Class A *	2,578	17,041
Angi, Inc. *	1,051	16,448
Cable One, Inc.	286	41,850
Cargurus, Inc. *	1,460	45,756
Cars.com, Inc. *	1,820	18,655
Charter Communications, Inc., Class A *	7,716	3,057,619
Cinemark Holdings, Inc.	1,800	60,786
Clear Channel Outdoor Holdings, Inc. *	6,128	6,557
Comcast Corp., Class A	187,650	6,487,061
EchoStar Corp., Class A *	3,818	67,693
Electronic Arts, Inc.	4,993	717,894
EW Scripps Co., Class A *	8,832	19,607
Fox Corp., Class A	16,187	889,314
Gannett Co., Inc. *	2,698	9,551
Gray Media, Inc.	7,933	31,494
IAC, Inc. *	2,003	72,028
iHeartMedia, Inc., Class A *	8,455	11,076
Interpublic Group of Cos., Inc.	13,431	321,807
John Wiley & Sons, Inc., Class A	1,794	70,181
Liberty Broadband Corp., Class C *	813	76,259
Liberty Media Corp.-Liberty Formula One, Class C *	1,500	144,795
Lionsgate Studios Corp. *	9,231	66,740
Live Nation Entertainment, Inc. *	266	36,493
Match Group, Inc.	4,119	123,323
Meta Platforms, Inc., Class A	21,471	13,902,258
Netflix, Inc. *	1,943	2,345,648
New York Times Co., Class A	2,223	126,978
News Corp., Class A	13,180	372,203
Nexstar Media Group, Inc.	2,074	353,451
Omnicom Group, Inc.	6,664	489,404
Paramount Global, Class B (a)	91,716	1,109,764
Pinterest, Inc., Class A *	2,431	75,628
Roku, Inc. *	926	67,098
Scholastic Corp.	2,348	40,550
Shutterstock, Inc.	974	17,970
Sinclair, Inc.	2,673	37,502
Sirius XM Holdings, Inc.	12,567	272,453
Snap, Inc., Class A *	5,111	42,166
Starz Entertainment Corp. *	617	12,932
Take-Two Interactive Software, Inc. *	1,397	316,113

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TEGNA, Inc.	12,247	204,770
Thryv Holdings, Inc. *	569	7,568
TKO Group Holdings, Inc.	235	37,085
Trade Desk, Inc., Class A *	493	37,083
TripAdvisor, Inc. *	3,099	44,130
Walt Disney Co.	37,288	4,215,036
Warner Bros Discovery, Inc. *	110,317	1,099,860
Warner Music Group Corp., Class A	971	25,557
WideOpenWest, Inc. *	1,282	5,397
Yelp, Inc. *	2,970	113,365
Ziff Davis, Inc. *	2,216	71,887
ZoomInfo Technologies, Inc. *	3,907	37,312
		59,850,746

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	26,101	4,857,657
Agilent Technologies, Inc.	4,010	448,799
Amgen, Inc.	11,037	3,180,643
Amneal Pharmaceuticals, Inc. *	896	6,559
Avantor, Inc. *	12,716	164,164
Azenta, Inc. *	733	19,586
Biogen, Inc. *	6,223	807,683
BioMarin Pharmaceutical, Inc. *	1,248	72,471
Bio-Rad Laboratories, Inc., Class A *	421	95,537
Bio-Techne Corp.	1,166	56,434
Bristol-Myers Squibb Co.	80,794	3,900,734
Bruker Corp.	1,501	55,087
Charles River Laboratories International, Inc. *	882	119,626
Collegium Pharmaceutical, Inc. *	226	6,586
Corcept Therapeutics, Inc. *	928	71,976
Danaher Corp.	6,369	1,209,473
Elanco Animal Health, Inc. *	12,772	171,656
Eli Lilly & Co.	2,147	1,583,777
Emergent BioSolutions, Inc. *	1,729	10,927
Exact Sciences Corp. *	790	44,461
Exelixis, Inc. *	3,409	146,723
Fortrea Holdings, Inc. *	2,209	9,499
Gilead Sciences, Inc.	33,298	3,665,444
GRAIL, Inc. *	67	2,573
Halozyme Therapeutics, Inc. *	835	46,818
Illumina, Inc. *	1,744	143,427
Incyte Corp. *	2,167	140,985
Innoviva, Inc. *	557	10,900
IQVIA Holdings, Inc. *	3,008	422,113
Ironwood Pharmaceuticals, Inc. *	8,162	4,890
Jazz Pharmaceuticals PLC *	1,465	158,322
Johnson & Johnson	55,159	8,561,228
Medpace Holdings, Inc. *	128	37,747
Merck & Co., Inc.	47,909	3,681,328
Mettler-Toledo International, Inc. *	232	268,081
Moderna, Inc. *	15,222	404,296
Myriad Genetics, Inc. *	1,377	5,770
Neurocrine Biosciences, Inc. *	518	63,724
Organon & Co.	23,926	220,598
Pacira BioSciences, Inc. *	313	8,088
Pfizer, Inc.	273,313	6,420,122
Prestige Consumer Healthcare, Inc. *	879	75,304
Regeneron Pharmaceuticals, Inc.	1,456	713,848
Repligen Corp. *	238	28,101
Revvity, Inc.	2,226	201,275
Royalty Pharma PLC, Class A	5,326	175,119
Sotera Health Co. *	596	7,295
Supernus Pharmaceuticals, Inc. *	971	30,781
Thermo Fisher Scientific, Inc.	4,705	1,895,268
United Therapeutics Corp. *	502	160,063
Vertex Pharmaceuticals, Inc. *	1,523	673,242
Viatris, Inc.	77,430	680,610
SECURITY	NUMBER OF SHARES	VALUE ($)
Vir Biotechnology, Inc. *	2,860	14,128
Waters Corp. *	813	283,932
West Pharmaceutical Services, Inc.	752	158,559
Zoetis, Inc.	4,173	703,693
		47,107,730

Real Estate Management & Development 0.3%
Anywhere Real Estate, Inc. *	9,153	31,944
CBRE Group, Inc., Class A *	7,739	967,530
Compass, Inc., Class A *	16,282	96,227
CoStar Group, Inc. *	1,845	135,718
Cushman & Wakefield PLC *	11,459	114,934
eXp World Holdings, Inc.	5,245	44,687
Howard Hughes Holdings, Inc. *	417	28,485
Jones Lang LaSalle, Inc. *	2,329	518,668
Kennedy-Wilson Holdings, Inc.	4,859	30,952
Marcus & Millichap, Inc.	1,012	29,156
Newmark Group, Inc., Class A	4,776	52,584
Opendoor Technologies, Inc. *	39,732	25,913
Zillow Group, Inc., Class C *	2,058	138,112
		2,214,910

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	8,046	890,934
Allegro MicroSystems, Inc. *	377	9,557
Alpha & Omega Semiconductor Ltd. *	194	4,117
Amkor Technology, Inc.	5,605	101,002
Analog Devices, Inc.	6,016	1,287,304
Applied Materials, Inc.	11,931	1,870,184
Axcelis Technologies, Inc. *	519	29,240
Broadcom, Inc.	23,088	5,588,912
Cirrus Logic, Inc. *	1,260	123,934
Cohu, Inc. *	1,700	29,019
Diodes, Inc. *	1,806	80,186
Enphase Energy, Inc. *	860	35,595
Entegris, Inc.	1,223	84,069
First Solar, Inc. *	895	141,482
FormFactor, Inc. *	1,184	35,342
GLOBALFOUNDRIES, Inc. *	1,428	51,122
Ichor Holdings Ltd. *	1,143	18,036
Intel Corp.	358,397	7,006,661
KLA Corp.	1,160	877,981
Lam Research Corp.	19,064	1,540,181
Lattice Semiconductor Corp. *	820	36,851
MACOM Technology Solutions Holdings, Inc. *	56	6,810
Marvell Technology, Inc.	3,821	229,986
MaxLinear, Inc. *	2,199	25,047
Microchip Technology, Inc.	9,253	537,044
Micron Technology, Inc.	29,553	2,791,576
MKS, Inc.	1,451	119,258
Monolithic Power Systems, Inc.	142	93,990
NVIDIA Corp.	19,278	2,605,036
ON Semiconductor Corp. *	7,184	301,872
Onto Innovation, Inc. *	314	28,869
Penguin Solutions, Inc. *	1,701	30,210
Photronics, Inc. *	2,217	37,046
Power Integrations, Inc.	1,138	56,593
Qorvo, Inc. *	4,907	373,030
QUALCOMM, Inc.	21,202	3,078,530
Rambus, Inc. *	612	32,724
Semtech Corp. *	1,085	40,503
Silicon Laboratories, Inc. *	977	117,758
Skyworks Solutions, Inc.	5,385	371,727
Synaptics, Inc. *	883	51,885
Teradyne, Inc.	3,106	244,132
Texas Instruments, Inc.	14,075	2,573,614

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ultra Clean Holdings, Inc. *	1,633	31,631
Universal Display Corp.	344	49,312
Wolfspeed, Inc. *(a)	1,112	1,323
		33,671,215

Software & Services 5.5%
Accenture PLC, Class A	9,426	2,986,345
ACI Worldwide, Inc. *	1,751	81,001
Adobe, Inc. *	3,931	1,631,719
Akamai Technologies, Inc. *	3,492	265,148
Alarm.com Holdings, Inc. *	463	26,576
Amdocs Ltd.	4,241	389,154
ANSYS, Inc. *	539	178,312
AppLovin Corp., Class A *	331	130,083
ASGN, Inc. *	2,158	113,964
Autodesk, Inc. *	977	289,309
Bentley Systems, Inc., Class B	733	34,986
Blackbaud, Inc. *	495	30,804
Cadence Design Systems, Inc. *	1,099	315,490
CCC Intelligent Solutions Holdings, Inc. *	993	8,719
Cognizant Technology Solutions Corp., Class A	19,847	1,607,409
Commvault Systems, Inc. *	366	67,033
Consensus Cloud Solutions, Inc. *	260	5,712
Crowdstrike Holdings, Inc., Class A *	20	9,427
Datadog, Inc., Class A *	55	6,483
DigitalOcean Holdings, Inc. *	163	4,613
Docusign, Inc. *	87	7,709
Dolby Laboratories, Inc., Class A	1,348	100,103
Dropbox, Inc., Class A *	5,578	160,981
DXC Technology Co. *	22,432	340,966
Dynatrace, Inc. *	630	34,026
EPAM Systems, Inc. *	921	160,705
Fair Isaac Corp. *	79	136,376
Fortinet, Inc. *	3,192	324,882
Gartner, Inc. *	551	240,467
Gen Digital, Inc.	11,740	334,355
Globant SA *	90	8,828
GoDaddy, Inc., Class A *	1,213	220,948
Guidewire Software, Inc. *	222	47,734
HubSpot, Inc. *	9	5,309
InterDigital, Inc.	348	75,607
International Business Machines Corp.	18,495	4,791,315
Intuit, Inc.	1,514	1,140,754
Kyndryl Holdings, Inc. *	10,054	392,508
LiveRamp Holdings, Inc. *	2,291	74,641
Manhattan Associates, Inc. *	270	50,971
Microsoft Corp.	53,534	24,644,912
NCR Voyix Corp. *	8,600	95,374
Okta, Inc. *	432	44,569
Oracle Corp.	20,534	3,398,993
Palantir Technologies, Inc., Class A *	1,178	155,237
Palo Alto Networks, Inc. *	1,299	249,954
Progress Software Corp.	664	40,876
PTC, Inc. *	483	81,299
Qualys, Inc. *	359	49,739
RingCentral, Inc., Class A *	1,156	29,975
Roper Technologies, Inc.	864	492,713
Salesforce, Inc.	4,421	1,173,201
ServiceNow, Inc. *	215	217,384
Snowflake, Inc., Class A *	232	47,715
SPS Commerce, Inc. *	163	22,944
Synopsys, Inc. *	586	271,892
Teradata Corp. *	3,925	86,193
Twilio, Inc., Class A *	1,265	148,891
Tyler Technologies, Inc. *	147	84,818
Unisys Corp. *	913	4,355
Unity Software, Inc. *	895	23,342
SECURITY	NUMBER OF SHARES	VALUE ($)
Verint Systems, Inc. *	1,181	20,715
VeriSign, Inc.	803	218,793
Workday, Inc., Class A *	397	98,341
Zoom Communications, Inc., Class A *	2,120	172,250
		48,705,947

Technology Hardware & Equipment 6.4%
Advanced Energy Industries, Inc.	706	81,035
Amphenol Corp., Class A	9,778	879,336
Apple, Inc.	162,804	32,699,183
Arista Networks, Inc. *	2,759	239,040
Arrow Electronics, Inc. *	6,324	748,635
Avnet, Inc.	12,063	603,271
Badger Meter, Inc.	189	46,914
Belden, Inc.	859	91,226
Benchmark Electronics, Inc.	2,215	80,892
Calix, Inc. *	860	39,766
CDW Corp.	2,489	448,916
Ciena Corp. *	3,572	285,974
Cisco Systems, Inc.	113,254	7,139,532
Cognex Corp.	2,811	84,246
Coherent Corp. *	2,184	165,176
CommScope Holding Co., Inc. *	6,765	40,861
Corning, Inc.	21,160	1,049,324
Crane NXT Co.	947	50,769
CTS Corp.	711	28,931
Dell Technologies, Inc., Class C	3,637	404,689
ePlus, Inc. *	884	63,091
F5, Inc. *	969	276,533
Flex Ltd. *	11,905	503,581
Hewlett Packard Enterprise Co.	76,957	1,329,817
HP, Inc.	48,625	1,210,762
Ingram Micro Holding Corp.	582	11,134
Insight Enterprises, Inc. *	1,185	154,512
IPG Photonics Corp. *	1,261	83,554
Itron, Inc. *	725	83,810
Jabil, Inc.	4,103	689,345
Juniper Networks, Inc.	9,943	357,252
Keysight Technologies, Inc. *	2,413	378,937
Kimball Electronics, Inc. *	613	11,095
Knowles Corp. *	2,663	43,700
Littelfuse, Inc.	531	108,887
Lumentum Holdings, Inc. *	1,838	132,851
Methode Electronics, Inc.	1,362	10,828
Motorola Solutions, Inc.	1,087	451,518
NetApp, Inc.	4,229	419,348
NETGEAR, Inc. *	381	11,175
NetScout Systems, Inc. *	3,262	74,504
Novanta, Inc. *	225	27,859
OSI Systems, Inc. *	371	81,290
PC Connection, Inc.	818	53,497
Plexus Corp. *	911	119,578
Pure Storage, Inc., Class A *	819	43,890
Rogers Corp. *	562	37,412
Sandisk Corp. *	4,434	167,117
Sanmina Corp. *	3,302	279,646
ScanSource, Inc. *	656	26,489
Seagate Technology Holdings PLC	6,683	788,193
Super Micro Computer, Inc. *	2,853	114,177
TD SYNNEX Corp.	2,820	342,179
TE Connectivity PLC	6,669	1,067,507
Teledyne Technologies, Inc. *	552	275,371
Trimble, Inc. *	3,783	269,614
TTM Technologies, Inc. *	4,893	146,105
Viasat, Inc. *	8,657	75,576
Viavi Solutions, Inc. *	7,525	68,553
Vishay Intertechnology, Inc.	8,522	119,905
Vontier Corp.	3,095	110,646

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Western Digital Corp. *	13,299	685,563
Xerox Holdings Corp.	28,713	140,407
Zebra Technologies Corp., Class A *	843	244,276
		56,898,800

Telecommunication Services 3.1%
AT&T, Inc.	421,682	11,722,760
Cogent Communications Holdings, Inc.	655	29,940
Frontier Communications Parent, Inc. *	10,403	376,901
GCI Liberty, Inc. *(c)	188	0
IDT Corp., Class B	153	9,423
IHS Holding Ltd. *	3,150	17,482
Iridium Communications, Inc.	2,282	57,963
Liberty Global Ltd., Class C *	40,601	401,138
Liberty Latin America Ltd., Class C *	20,183	100,915
Lumen Technologies, Inc. *	387,403	1,518,620
Shenandoah Telecommunications Co.	535	6,730
Sunrise Communications AG, Class A, ADR *	6,373	326,999
Telephone & Data Systems, Inc.	9,329	320,544
T-Mobile U.S., Inc.	8,143	1,972,235
U.S. Cellular Corp. *	615	38,112
Verizon Communications, Inc.	234,887	10,325,632
		27,225,394

Transportation 2.0%
Alaska Air Group, Inc. *	4,454	226,842
Allegiant Travel Co. *	1,082	60,138
American Airlines Group, Inc. *	12,800	146,048
ArcBest Corp.	1,309	82,061
Avis Budget Group, Inc. *	3,527	429,553
CH Robinson Worldwide, Inc.	5,908	566,991
Covenant Logistics Group, Inc., Class A	222	5,039
CSX Corp.	55,130	1,741,557
Delta Air Lines, Inc.	3,448	166,849
Expeditors International of Washington, Inc.	5,885	663,416
FedEx Corp.	9,925	2,164,642
Forward Air Corp. *	3,099	52,001
Genco Shipping & Trading Ltd.	826	10,936
Global Ship Lease, Inc., Class A	473	11,754
GXO Logistics, Inc. *	3,861	158,842
Heartland Express, Inc.	2,960	26,492
Hertz Global Holdings, Inc. *(a)	54,560	357,368
Hub Group, Inc., Class A	4,054	136,660
JB Hunt Transport Services, Inc.	2,579	358,094
JetBlue Airways Corp. *	24,131	121,862
Kirby Corp. *	1,015	112,300
Knight-Swift Transportation Holdings, Inc.	7,586	336,212
Landstar System, Inc.	1,419	194,715
Lyft, Inc., Class A *	1,507	22,967
Marten Transport Ltd.	3,394	44,258
Matson, Inc.	1,647	185,864
Norfolk Southern Corp.	6,660	1,645,819
Old Dominion Freight Line, Inc.	2,444	391,455
RXO, Inc. *	4,542	70,537
Ryder System, Inc.	3,263	480,085
Saia, Inc. *	327	86,462
Schneider National, Inc., Class B	2,653	61,470
SkyWest, Inc. *	1,643	166,682
Southwest Airlines Co.	6,069	202,583
Sun Country Airlines Holdings, Inc. *	394	4,563
Uber Technologies, Inc. *	4,268	359,195
U-Haul Holding Co., Non Voting Shares	2,977	169,808
Union Pacific Corp.	13,051	2,892,885
United Airlines Holdings, Inc. *	2,290	181,929
United Parcel Service, Inc., Class B	25,096	2,447,864
SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	4,678	121,394
XPO, Inc. *	1,061	120,774
		17,786,966

Utilities 3.7%
AES Corp.	41,172	415,425
ALLETE, Inc.	1,738	113,039
Alliant Energy Corp.	6,072	377,861
Ameren Corp.	6,737	652,681
American Electric Power Co., Inc.	14,298	1,479,700
American States Water Co.	545	42,984
American Water Works Co., Inc.	2,979	425,908
Atmos Energy Corp.	2,424	374,944
Avista Corp.	2,980	114,760
Black Hills Corp.	2,632	153,893
California Water Service Group	1,128	53,298
CenterPoint Energy, Inc.	18,663	695,010
Chesapeake Utilities Corp.	381	46,554
Clearway Energy, Inc., Class C	2,600	80,002
CMS Energy Corp.	7,558	530,798
Consolidated Edison, Inc.	11,081	1,157,854
Constellation Energy Corp.	2,953	904,061
Dominion Energy, Inc.	26,786	1,517,963
DTE Energy Co.	5,145	703,064
Duke Energy Corp.	22,971	2,704,146
Edison International	12,778	711,096
Entergy Corp.	12,436	1,035,670
Essential Utilities, Inc.	4,524	174,310
Evergy, Inc.	9,675	642,517
Eversource Energy	12,118	785,368
Exelon Corp.	38,942	1,706,438
FirstEnergy Corp.	18,570	778,826
H2O America	708	37,156
Hawaiian Electric Industries, Inc. *	12,637	134,963
IDACORP, Inc.	1,228	146,071
MDU Resources Group, Inc.	6,231	107,111
MGE Energy, Inc.	595	53,740
National Fuel Gas Co.	2,871	236,972
New Jersey Resources Corp.	2,611	119,819
NextEra Energy, Inc.	28,909	2,042,132
NiSource, Inc.	10,691	422,722
Northwest Natural Holding Co.	1,548	63,422
Northwestern Energy Group, Inc.	2,207	122,113
NRG Energy, Inc.	6,951	1,083,661
OGE Energy Corp.	6,198	275,625
ONE Gas, Inc.	1,840	137,558
Ormat Technologies, Inc.	877	65,187
Otter Tail Corp.	944	72,858
PG&E Corp.	25,318	427,368
Pinnacle West Capital Corp.	3,942	359,629
Portland General Electric Co.	3,906	165,614
PPL Corp.	25,643	891,094
Public Service Enterprise Group, Inc.	10,058	815,000
Sempra	12,803	1,006,188
Southern Co.	25,114	2,260,260
Southwest Gas Holdings, Inc.	2,166	155,584
Spire, Inc.	1,980	149,054
Talen Energy Corp. *	75	18,296
TXNM Energy, Inc.	2,986	169,276
UGI Corp.	17,209	620,557
Unitil Corp.	123	6,744
Vistra Corp.	5,073	814,572
WEC Energy Group, Inc.	7,363	791,081
Xcel Energy, Inc.	16,092	1,128,049
		33,277,646
Total Common Stocks (Cost $693,057,844)		889,990,033

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Core S&P Total U.S. Stock Market ETF	1,500	193,050
Total Investment Companies (Cost $145,083)		193,050

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)	567,673	567,673
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)(e)	1,648,560	1,648,560
		2,216,233
Total Short-Term Investments (Cost $2,216,233)		2,216,233
Total Investments in Securities (Cost $695,419,160)		892,399,316

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/20/25	5	1,479,000	13,711

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,588,263.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at May 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/25	BALANCE OF SHARES HELD AT 5/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	$106,114	$11,494	($1,551 )	$515	$32,370	$—	—	$647

Financial Services 0.1%
Charles Schwab Corp.	1,084,232	72,602	(17,116)	9,126	118,305	1,267,149	14,344	3,871
Total	$1,190,346	$84,096	($18,667 )	$9,641	$150,675	$1,267,149		$4,518

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$812,447,935	$—	$—	$812,447,935
Health Care Equipment & Services	50,316,704	—	0 *	50,316,704
Telecommunication Services	27,225,394	—	0 *	27,225,394
Investment Companies [1]	193,050	—	—	193,050

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments [1]	$2,216,233	$—	$—	$2,216,233
Futures Contracts [2]	13,711	—	—	13,711
Total	$892,413,027	$—	$0	$892,413,027

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.8%
Adient PLC *	237,849	3,708,066
Aptiv PLC *	27,443	1,833,467
BorgWarner, Inc.	336,416	11,132,005
Dana, Inc.	370,862	6,167,435
Ford Motor Co.	7,119,600	73,901,448
General Motors Co.	2,319,968	115,093,613
Gentex Corp.	182,250	3,931,133
Goodyear Tire & Rubber Co. *	950,737	10,847,909
Harley-Davidson, Inc.	140,788	3,408,477
Lear Corp.	125,669	11,362,991
Tesla, Inc. *	186,506	64,616,869
Thor Industries, Inc.	85,892	6,973,571
		312,976,984

Banks 6.4%
Bank of America Corp.	4,405,867	194,430,911
Citigroup, Inc.	2,319,796	174,727,035
Citizens Financial Group, Inc.	348,445	14,059,756
Comerica, Inc.	146,881	8,385,436
East West Bancorp, Inc.	51,175	4,667,160
Fifth Third Bancorp	397,993	15,199,353
First Citizens BancShares, Inc., Class A	2,190	4,049,047
First Horizon Corp.	267,077	5,309,491
Flagstar Financial, Inc.	363,116	4,183,096
Huntington Bancshares, Inc.	753,311	11,774,251
JPMorgan Chase & Co.	1,284,695	339,159,480
KeyCorp	818,329	12,978,698
M&T Bank Corp.	71,982	13,146,792
PNC Financial Services Group, Inc.	234,212	40,708,388
Regions Financial Corp.	564,609	12,105,217
Synovus Financial Corp.	77,975	3,729,544
Truist Financial Corp.	857,516	33,871,882
U.S. Bancorp	1,073,205	46,781,006
Webster Financial Corp.	15,904	818,738
Wells Fargo & Co.	2,658,757	198,821,848
Zions Bancorp NA	147,987	7,008,664
		1,145,915,793

Capital Goods 6.6%
3M Co.	390,587	57,943,581
A.O. Smith Corp.	63,292	4,070,309
Acuity, Inc.	19,547	5,080,070
AECOM	77,531	8,516,780
AGCO Corp.	81,554	7,990,661
Air Lease Corp.	77,461	4,462,528
Allison Transmission Holdings, Inc.	57,586	5,961,303
AMETEK, Inc.	53,445	9,552,759
Atkore, Inc.	14,132	919,993
Boeing Co. *	124,073	25,722,814
Boise Cascade Co.	54,332	4,720,364
Builders FirstSource, Inc. *	106,099	11,424,740
Carlisle Cos., Inc.	18,301	6,957,674
Carrier Global Corp.	273,152	19,448,422
Caterpillar, Inc.	187,473	65,246,228
SECURITY	NUMBER OF SHARES	VALUE ($)
CNH Industrial NV	226,933	2,838,932
Cummins, Inc.	81,948	26,344,643
Curtiss-Wright Corp.	8,681	3,820,595
Deere & Co.	122,701	62,118,608
Donaldson Co., Inc.	53,150	3,696,583
Dover Corp.	55,259	9,822,287
Eaton Corp. PLC	97,147	31,106,469
EMCOR Group, Inc.	17,465	8,241,035
Emerson Electric Co.	225,646	26,937,620
Everus Construction Group, Inc. *	19,352	1,120,674
Fastenal Co.	338,224	13,982,180
Ferguson Enterprises, Inc.	27,893	5,086,010
Fluor Corp. *	107,224	4,458,374
Fortive Corp.	93,756	6,580,734
Fortune Brands Innovations, Inc.	90,918	4,582,267
Gates Industrial Corp. PLC *	39,840	842,616
GE Vernova, Inc.	5,690	2,691,256
Generac Holdings, Inc. *	25,493	3,113,460
General Dynamics Corp.	132,423	36,878,481
General Electric Co.	123,188	30,293,161
Graco, Inc.	48,836	4,134,456
Honeywell International, Inc.	304,791	69,086,976
Howmet Aerospace, Inc.	79,411	13,491,135
Hubbell, Inc.	14,027	5,464,639
Huntington Ingalls Industries, Inc.	38,279	8,538,514
IDEX Corp.	23,645	4,277,617
Illinois Tool Works, Inc.	103,985	25,484,644
Ingersoll Rand, Inc.	71,661	5,850,404
ITT, Inc.	31,004	4,667,342
Johnson Controls International PLC	311,008	31,526,881
L3Harris Technologies, Inc.	126,886	31,003,325
Lennox International, Inc.	5,194	2,931,753
Lincoln Electric Holdings, Inc.	19,808	3,834,631
Lockheed Martin Corp.	144,768	69,833,188
Masco Corp.	115,526	7,211,133
MasTec, Inc. *	35,922	5,601,318
Middleby Corp. *	25,973	3,795,435
MSC Industrial Direct Co., Inc., Class A	11,337	920,564
Mueller Industries, Inc.	60,217	4,689,098
Nordson Corp.	15,908	3,372,337
Northrop Grumman Corp.	79,509	38,543,578
nVent Electric PLC	53,757	3,537,211
Oshkosh Corp.	60,357	5,986,811
Otis Worldwide Corp.	99,208	9,459,483
Owens Corning	61,763	8,273,154
PACCAR, Inc.	257,250	24,142,913
Parker-Hannifin Corp.	29,047	19,307,541
Pentair PLC	55,852	5,539,401
Quanta Services, Inc.	36,774	12,597,301
Regal Rexnord Corp.	36,003	4,804,240
Resideo Technologies, Inc. *	187,673	3,884,831
Rockwell Automation, Inc.	40,287	12,712,563
RTX Corp.	530,463	72,397,590
Rush Enterprises, Inc., Class A	75,836	3,765,257
Sensata Technologies Holding PLC	142,614	3,716,521
Snap-on, Inc.	27,907	8,951,170
Stanley Black & Decker, Inc.	155,165	10,152,446
Textron, Inc.	129,042	9,552,979
Timken Co.	49,535	3,392,652
Toro Co.	50,402	3,819,464

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TransDigm Group, Inc.	8,199	12,039,658
UFP Industries, Inc.	60,482	5,900,624
United Rentals, Inc.	25,872	18,327,207
Watsco, Inc.	11,704	5,191,543
WESCO International, Inc.	44,204	7,421,410
Westinghouse Air Brake Technologies Corp.	56,357	11,402,148
WillScot Holdings Corp.	26,315	709,189
WW Grainger, Inc.	12,553	13,652,141
Xylem, Inc.	49,602	6,251,836
		1,173,722,463

Commercial & Professional Services 1.1%
ABM Industries, Inc.	80,105	4,217,528
Amentum Holdings, Inc. *	38,959	804,894
Automatic Data Processing, Inc.	88,832	28,917,481
Booz Allen Hamilton Holding Corp., Class A	39,849	4,233,956
Broadridge Financial Solutions, Inc.	27,140	6,590,406
CACI International, Inc., Class A *	11,805	5,052,540
Cintas Corp.	62,571	14,172,331
Concentrix Corp.	79,097	4,426,664
Copart, Inc. *	97,023	4,994,744
Equifax, Inc.	22,331	5,899,627
Genpact Ltd.	110,682	4,764,860
Jacobs Solutions, Inc.	74,248	9,377,522
KBR, Inc.	62,724	3,273,566
Leidos Holdings, Inc.	73,341	10,892,605
ManpowerGroup, Inc.	153,322	6,431,858
Maximus, Inc.	13,468	976,565
Paychex, Inc.	80,719	12,746,337
Republic Services, Inc.	52,970	13,628,651
Robert Half, Inc.	116,823	5,349,325
Science Applications International Corp.	42,414	4,900,514
SS&C Technologies Holdings, Inc.	91,600	7,402,196
TransUnion	48,032	4,112,980
Veralto Corp.	14,663	1,481,403
Verisk Analytics, Inc.	29,083	9,136,134
Waste Management, Inc.	123,513	29,762,928
		203,547,615

Consumer Discretionary Distribution & Retail 4.4%
Academy Sports & Outdoors, Inc.	93,132	3,810,030
Advance Auto Parts, Inc.	172,064	8,247,028
Amazon.com, Inc. *	1,357,966	278,396,610
American Eagle Outfitters, Inc.	67,989	745,159
Asbury Automotive Group, Inc. *	23,001	5,242,158
AutoNation, Inc. *	57,795	10,625,611
AutoZone, Inc. *	3,522	13,147,767
Bath & Body Works, Inc.	181,098	5,092,476
Best Buy Co., Inc.	305,008	20,215,930
Burlington Stores, Inc. *	16,606	3,790,652
CarMax, Inc. *	151,866	9,789,282
Dick's Sporting Goods, Inc.	34,385	6,166,606
eBay, Inc.	435,249	31,847,169
Foot Locker, Inc. *	306,571	7,284,127
Gap, Inc.	244,636	5,457,829
Genuine Parts Co.	93,240	11,796,725
Group 1 Automotive, Inc.	21,751	9,220,684
Home Depot, Inc.	351,814	129,569,578
Kohl's Corp. (a)	806,808	6,559,349
Lithia Motors, Inc.	37,267	11,810,285
LKQ Corp.	337,499	13,658,585
Lowe's Cos., Inc.	308,803	69,706,101
Macy's, Inc.	782,845	9,308,027
Murphy USA, Inc.	13,552	5,783,858
SECURITY	NUMBER OF SHARES	VALUE ($)
ODP Corp. *	178,351	2,933,874
O'Reilly Automotive, Inc. *	15,667	21,424,623
Penske Automotive Group, Inc.	24,675	4,051,142
Pool Corp.	13,268	3,988,228
QVC Group, Inc. *	79,560	326,196
Ross Stores, Inc.	100,803	14,121,492
Signet Jewelers Ltd.	21,906	1,458,282
TJX Cos., Inc.	330,596	41,952,632
Tractor Supply Co.	192,030	9,294,252
Ulta Beauty, Inc. *	20,188	9,517,834
Williams-Sonoma, Inc.	48,094	7,779,685
		794,119,866

Consumer Durables & Apparel 1.3%
Brunswick Corp.	78,144	3,955,649
Capri Holdings Ltd. *	239,634	4,342,168
Carter's, Inc.	64,815	2,033,247
Crocs, Inc. *	8,629	880,158
Deckers Outdoor Corp. *	32,251	3,403,126
DR Horton, Inc.	203,582	24,034,891
Hanesbrands, Inc. *	619,965	3,068,827
Hasbro, Inc.	95,245	6,353,794
KB Home	64,774	3,341,043
Leggett & Platt, Inc.	392,612	3,557,065
Lennar Corp., Class A	197,248	20,924,068
M/I Homes, Inc. *	7,658	816,419
Mattel, Inc. *	46,971	889,631
Meritage Homes Corp.	72,568	4,616,050
Mohawk Industries, Inc. *	74,135	7,458,722
Newell Brands, Inc.	857,245	4,543,398
NIKE, Inc., Class B	608,467	36,867,016
NVR, Inc. *	1,665	11,848,023
Polaris, Inc.	86,942	3,409,865
PulteGroup, Inc.	159,173	15,603,729
PVH Corp.	88,542	7,417,163
Ralph Lauren Corp.	21,568	5,970,238
Skechers USA, Inc., Class A *	75,888	4,708,092
Somnigroup International, Inc.	65,634	4,270,148
Tapestry, Inc.	159,592	12,535,952
Taylor Morrison Home Corp. *	108,847	6,125,909
Toll Brothers, Inc.	62,908	6,558,159
TopBuild Corp. *	3,220	910,906
Tri Pointe Homes, Inc. *	121,538	3,582,940
VF Corp.	554,944	6,914,602
Whirlpool Corp.	135,553	10,585,334
		231,526,332

Consumer Services 1.5%
ADT, Inc.	141,972	1,181,207
Aramark	140,554	5,692,437
Booking Holdings, Inc.	7,725	42,633,734
Caesars Entertainment, Inc. *	138,063	3,711,133
Carnival Corp. *	300,496	6,977,517
Chipotle Mexican Grill, Inc. *	125,234	6,271,719
Darden Restaurants, Inc.	57,119	12,235,461
Domino's Pizza, Inc.	11,889	5,633,246
Expedia Group, Inc.	34,582	5,766,549
Flutter Entertainment PLC *	6,096	1,540,459
Hilton Worldwide Holdings, Inc.	40,101	9,962,692
Las Vegas Sands Corp.	142,587	5,868,881
Marriott International, Inc., Class A	50,388	13,293,866
Marriott Vacations Worldwide Corp.	43,401	2,858,390
McDonald's Corp.	216,854	68,059,628
MGM Resorts International *	298,876	9,459,425
Penn Entertainment, Inc. *	224,242	3,325,509
Royal Caribbean Cruises Ltd.	3,678	945,136
Service Corp. International	59,492	4,640,376

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Starbucks Corp.	530,170	44,507,772
Texas Roadhouse, Inc.	5,206	1,016,263
Vail Resorts, Inc.	20,782	3,328,653
Yum! Brands, Inc.	102,908	14,812,578
		273,722,631

Consumer Staples Distribution & Retail 3.9%
Albertsons Cos., Inc., Class A	475,333	10,566,653
Andersons, Inc.	30,672	1,089,163
BJ's Wholesale Club Holdings, Inc. *	59,046	6,684,598
Casey's General Stores, Inc.	21,882	9,579,064
Costco Wholesale Corp.	115,768	120,419,558
Dollar General Corp.	315,652	30,697,157
Dollar Tree, Inc. *	230,344	20,790,849
Kroger Co.	916,177	62,510,757
Performance Food Group Co. *	149,921	13,426,925
SpartanNash Co.	52,346	1,018,653
Sprouts Farmers Market, Inc. *	40,233	6,954,676
Sysco Corp.	255,932	18,683,036
Target Corp.	491,877	46,241,357
U.S. Foods Holding Corp. *	206,044	16,302,201
United Natural Foods, Inc. *	63,494	1,941,011
Walgreens Boots Alliance, Inc.	5,680,988	63,911,115
Walmart, Inc.	2,713,587	267,885,309
		698,702,082

Energy 7.4%
Antero Resources Corp. *	187,294	7,014,160
APA Corp.	442,519	7,527,248
Baker Hughes Co.	567,432	21,023,356
California Resources Corp.	21,891	966,925
Cheniere Energy, Inc.	68,838	16,313,918
Chevron Corp.	1,661,223	227,089,184
Chord Energy Corp.	15,417	1,387,530
Civitas Resources, Inc.	24,500	670,565
CNX Resources Corp. *	39,105	1,262,309
ConocoPhillips	1,147,423	97,932,553
Coterra Energy, Inc.	514,799	12,514,764
Delek U.S. Holdings, Inc.	128,639	2,476,301
Devon Energy Corp.	655,553	19,837,034
Diamondback Energy, Inc.	63,915	8,599,763
EOG Resources, Inc.	380,880	41,352,142
EQT Corp.	230,814	12,724,776
Expand Energy Corp.	198,236	23,021,147
Exxon Mobil Corp.	3,398,523	347,668,903
Halliburton Co.	523,723	10,259,734
Helmerich & Payne, Inc.	35,349	539,072
Hess Corp.	94,446	12,484,817
HF Sinclair Corp.	363,795	13,143,913
Kinder Morgan, Inc.	1,386,703	38,883,152
Marathon Petroleum Corp.	587,897	94,498,564
Matador Resources Co.	16,715	718,912
Murphy Oil Corp.	167,054	3,496,440
NOV, Inc.	301,880	3,622,560
Occidental Petroleum Corp.	539,395	21,996,528
ONEOK, Inc.	220,686	17,840,256
Ovintiv, Inc.	330,599	11,842,056
Patterson-UTI Energy, Inc.	108,999	601,674
PBF Energy, Inc., Class A	398,311	7,587,825
Peabody Energy Corp.	243,173	3,200,157
Phillips 66	579,836	65,799,789
Range Resources Corp.	38,273	1,455,905
Schlumberger NV	660,919	21,843,373
SM Energy Co.	103,172	2,416,288
Targa Resources Corp.	56,798	8,970,108
TechnipFMC PLC	43,393	1,351,692
Valero Energy Corp.	623,167	80,369,848
SECURITY	NUMBER OF SHARES	VALUE ($)
Williams Cos., Inc.	489,372	29,611,900
World Kinect Corp.	502,982	13,776,677
		1,315,693,818

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	63,491	4,456,433
American Tower Corp.	118,606	25,458,778
AvalonBay Communities, Inc.	38,729	8,007,995
Brixmor Property Group, Inc.	107,683	2,736,225
BXP, Inc.	104,506	7,036,389
Camden Property Trust	35,008	4,113,090
Crown Castle, Inc.	190,052	19,071,718
Digital Realty Trust, Inc.	82,435	14,139,251
Equinix, Inc.	17,137	15,231,708
Equity Residential	132,229	9,274,542
Essex Property Trust, Inc.	18,277	5,188,840
Extra Space Storage, Inc.	31,742	4,797,803
Gaming & Leisure Properties, Inc.	78,311	3,657,124
Healthpeak Properties, Inc.	272,613	4,746,192
Host Hotels & Resorts, Inc.	433,185	6,710,036
Invitation Homes, Inc.	161,618	5,446,527
Iron Mountain, Inc.	82,227	8,116,627
Kimco Realty Corp.	208,888	4,440,959
Lamar Advertising Co., Class A	31,370	3,781,340
Medical Properties Trust, Inc. (a)	630,011	2,879,150
Mid-America Apartment Communities, Inc.	39,981	6,263,024
Millrose Properties, Inc., Class A	66,703	1,859,013
Park Hotels & Resorts, Inc.	214,635	2,223,619
Prologis, Inc.	145,952	15,850,387
Public Storage	31,784	9,802,504
Realty Income Corp.	132,097	7,479,332
Regency Centers Corp.	58,218	4,200,429
SBA Communications Corp.	21,764	5,046,854
Simon Property Group, Inc.	90,468	14,752,617
Sun Communities, Inc.	40,624	5,014,627
UDR, Inc.	101,560	4,207,631
Ventas, Inc.	189,247	12,164,797
VICI Properties, Inc.	183,592	5,821,702
Vornado Realty Trust	134,412	5,063,300
Welltower, Inc.	118,212	18,237,747
Weyerhaeuser Co.	625,697	16,211,809
WP Carey, Inc.	75,589	4,743,966
		298,234,085

Financial Services 8.4%
Affiliated Managers Group, Inc.	34,818	6,127,968
AGNC Investment Corp.	85,684	766,015
Ally Financial, Inc.	454,450	15,905,750
American Express Co.	177,397	52,163,588
Ameriprise Financial, Inc.	40,690	20,720,976
Annaly Capital Management, Inc.	273,768	5,187,904
Apollo Global Management, Inc.	9,092	1,188,233
Bank of New York Mellon Corp.	502,145	44,495,068
Berkshire Hathaway, Inc., Class B *	781,684	393,937,469
Blackrock, Inc.	44,942	44,038,216
Blackstone, Inc.	112,614	15,626,319
Block, Inc. *	86,792	5,359,406
Bread Financial Holdings, Inc.	130,469	6,685,232
Capital One Financial Corp.	631,522	119,452,386
Carlyle Group, Inc.	117,308	5,302,322
Charles Schwab Corp. (b)	307,474	27,162,253
CME Group, Inc.	71,134	20,557,726
Corebridge Financial, Inc.	302,192	9,854,481
Corpay, Inc. *	25,550	8,306,560
Equitable Holdings, Inc.	165,735	8,762,409
Evercore, Inc., Class A	21,204	4,908,514

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	210,302	16,742,142
Fiserv, Inc. *	112,787	18,360,596
Franklin Resources, Inc.	422,428	9,141,342
Global Payments, Inc.	172,568	13,047,866
Goldman Sachs Group, Inc.	159,287	95,643,879
Intercontinental Exchange, Inc.	119,942	21,565,572
Invesco Ltd.	518,833	7,502,325
Jack Henry & Associates, Inc.	24,368	4,414,751
Jackson Financial, Inc., Class A	73,658	6,033,327
Janus Henderson Group PLC	84,021	3,052,483
Jefferies Financial Group, Inc.	97,770	4,751,622
KKR & Co., Inc.	104,745	12,722,328
LPL Financial Holdings, Inc.	24,242	9,385,533
Mastercard, Inc., Class A	99,476	58,253,146
MGIC Investment Corp.	170,214	4,502,160
Moody's Corp.	25,416	12,182,397
Morgan Stanley	602,372	77,121,687
MSCI, Inc.	9,386	5,293,892
Nasdaq, Inc.	78,287	6,540,096
Navient Corp.	187,602	2,521,371
Northern Trust Corp.	116,435	12,428,272
OneMain Holdings, Inc.	205,308	10,643,167
PayPal Holdings, Inc. *	472,740	33,224,167
PROG Holdings, Inc.	31,789	916,477
Raymond James Financial, Inc.	58,644	8,619,495
Rithm Capital Corp.	426,849	4,759,366
S&P Global, Inc.	59,267	30,395,674
SEI Investments Co.	66,846	5,699,290
SLM Corp.	262,519	8,497,740
Starwood Property Trust, Inc.	223,591	4,415,922
State Street Corp.	191,888	18,474,977
StoneX Group, Inc. *	11,298	956,432
Synchrony Financial	732,008	42,200,261
T. Rowe Price Group, Inc.	207,772	19,445,381
Visa, Inc., Class A	219,412	80,127,068
Voya Financial, Inc.	64,014	4,258,211
Western Union Co.	638,154	5,922,069
		1,496,271,279

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	1,164,162	70,559,859
Archer-Daniels-Midland Co.	1,019,392	49,206,052
Brown-Forman Corp., Class B	138,653	4,622,691
Bunge Global SA	336,412	26,290,598
Campbell's Co.	140,964	4,798,415
Coca-Cola Co.	1,029,517	74,228,176
Conagra Brands, Inc.	469,268	10,741,544
Constellation Brands, Inc., Class A	71,508	12,749,161
Darling Ingredients, Inc. *	133,068	4,146,399
Flowers Foods, Inc.	171,695	2,901,645
General Mills, Inc.	394,428	21,401,663
Hershey Co.	51,056	8,204,189
Hormel Foods Corp.	229,073	7,027,960
Ingredion, Inc.	55,547	7,727,699
J.M. Smucker Co.	104,128	11,725,854
Kellanova	136,943	11,315,600
Keurig Dr. Pepper, Inc.	479,389	16,141,028
Kraft Heinz Co.	735,288	19,654,248
Lamb Weston Holdings, Inc.	62,857	3,506,163
McCormick & Co., Inc. - Non Voting Shares	95,590	6,952,261
Molson Coors Beverage Co., Class B	184,878	9,907,612
Mondelez International, Inc., Class A	654,985	44,204,938
Monster Beverage Corp. *	173,206	11,076,524
PepsiCo, Inc.	547,748	72,001,475
Philip Morris International, Inc.	608,228	109,839,894
SECURITY	NUMBER OF SHARES	VALUE ($)
Post Holdings, Inc. *	33,726	3,729,758
Tyson Foods, Inc., Class A	615,146	34,546,599
		659,208,005

Health Care Equipment & Services 5.7%
Abbott Laboratories	596,084	79,624,901
Align Technology, Inc. *	25,056	4,533,633
AMN Healthcare Services, Inc. *	38,614	815,142
Baxter International, Inc.	434,471	13,251,365
Becton Dickinson & Co.	107,566	18,564,816
Boston Scientific Corp. *	170,204	17,915,673
Cardinal Health, Inc.	99,354	15,344,232
Cencora, Inc.	26,494	7,716,113
Centene Corp. *	826,728	46,660,528
Cigna Group	331,570	104,988,325
Community Health Systems, Inc. *	278,321	1,079,885
Cooper Cos., Inc. *	52,450	3,581,286
CVS Health Corp.	2,799,201	179,260,832
DaVita, Inc. *	53,333	7,267,155
DENTSPLY SIRONA, Inc.	215,443	3,442,779
Edwards Lifesciences Corp. *	154,485	12,083,817
Elevance Health, Inc.	207,058	79,477,143
Encompass Health Corp.	40,005	4,836,604
GE HealthCare Technologies, Inc.	305,827	21,573,037
HCA Healthcare, Inc.	111,379	42,478,837
Henry Schein, Inc. *	128,224	8,974,398
Hologic, Inc. *	117,537	7,307,275
Humana, Inc.	176,476	41,141,850
IDEXX Laboratories, Inc. *	11,559	5,933,928
Intuitive Surgical, Inc. *	26,186	14,463,575
Labcorp Holdings, Inc.	112,826	28,090,289
McKesson Corp.	34,009	24,469,816
Molina Healthcare, Inc. *	37,028	11,295,021
Quest Diagnostics, Inc.	81,230	14,080,408
QuidelOrtho Corp. *	22,186	680,445
ResMed, Inc.	27,142	6,644,090
Solventum Corp. *	38,727	2,830,556
STERIS PLC	27,802	6,817,328
Stryker Corp.	62,127	23,772,275
Teleflex, Inc.	21,236	2,596,526
Tenet Healthcare Corp. *	64,769	10,931,064
UnitedHealth Group, Inc.	413,101	124,719,323
Universal Health Services, Inc., Class B	66,271	12,614,685
Zimmer Biomet Holdings, Inc.	98,191	9,050,264
		1,020,909,219

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	72,983	7,174,959
Clorox Co.	44,627	5,885,409
Colgate-Palmolive Co.	252,036	23,424,226
Estee Lauder Cos., Inc., Class A	159,462	10,674,386
Kenvue, Inc.	873,349	20,846,841
Kimberly-Clark Corp.	141,406	20,328,526
Procter & Gamble Co.	906,947	154,081,226
		242,415,573

Insurance 3.3%
Aflac, Inc.	319,281	33,058,355
Allstate Corp.	204,853	42,992,499
American Financial Group, Inc.	65,721	8,148,090
American International Group, Inc.	695,418	58,860,180
Aon PLC, Class A	63,091	23,474,899
Arthur J Gallagher & Co.	31,159	10,825,883
Assurant, Inc.	24,653	5,004,066
Brown & Brown, Inc.	37,716	4,258,136

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chubb Ltd.	154,110	45,801,492
Cincinnati Financial Corp.	82,652	12,465,575
CNO Financial Group, Inc.	133,801	5,079,086
Fidelity National Financial, Inc.	179,471	9,829,627
First American Financial Corp.	120,556	6,728,230
Genworth Financial, Inc., Class A *	772,666	5,447,295
Globe Life, Inc.	60,161	7,331,821
Hanover Insurance Group, Inc.	19,974	3,515,025
Hartford Insurance Group, Inc.	192,126	24,945,640
Lincoln National Corp.	207,907	6,890,038
Loews Corp.	102,089	9,115,527
Markel Group, Inc. *	5,332	10,353,144
Marsh & McLennan Cos., Inc.	121,899	28,482,920
MetLife, Inc.	504,225	39,622,001
Old Republic International Corp.	223,836	8,461,001
Primerica, Inc.	15,057	4,074,424
Principal Financial Group, Inc.	200,219	15,595,058
Progressive Corp.	136,703	38,950,786
Prudential Financial, Inc.	277,723	28,852,642
Reinsurance Group of America, Inc.	27,324	5,554,696
Travelers Cos., Inc.	187,569	51,712,773
Unum Group	122,619	10,019,198
W.R. Berkley Corp.	103,822	7,754,465
Willis Towers Watson PLC	39,223	12,416,041
		585,620,613

Materials 3.6%
Air Products & Chemicals, Inc.	74,868	20,881,434
Albemarle Corp.	77,788	4,337,459
Alcoa Corp.	255,204	6,831,811
Alpha Metallurgical Resources, Inc. *	5,923	663,613
Amcor PLC	2,062,986	18,793,802
AptarGroup, Inc.	25,596	4,054,406
Ashland, Inc.	15,712	777,901
Avery Dennison Corp.	37,993	6,752,496
Axalta Coating Systems Ltd. *	110,405	3,400,474
Ball Corp.	195,875	10,494,983
Celanese Corp.	117,998	6,233,834
CF Industries Holdings, Inc.	178,477	16,189,649
Chemours Co.	276,136	2,797,258
Cleveland-Cliffs, Inc. *	841,222	4,904,324
Commercial Metals Co.	124,421	5,796,774
Corteva, Inc.	324,852	22,999,522
CRH PLC	272,331	24,825,694
Crown Holdings, Inc.	89,798	8,845,103
Dow, Inc.	1,037,552	28,781,692
DuPont de Nemours, Inc.	413,528	27,623,670
Eagle Materials, Inc.	14,450	2,921,935
Eastman Chemical Co.	135,495	10,618,743
Ecolab, Inc.	58,829	15,626,159
FMC Corp.	130,788	5,304,761
Freeport-McMoRan, Inc.	646,672	24,883,939
Graphic Packaging Holding Co.	216,206	4,804,097
Huntsman Corp.	412,105	4,590,850
International Flavors & Fragrances, Inc.	112,727	8,630,379
International Paper Co.	467,069	22,330,569
Linde PLC	140,314	65,608,020
Louisiana-Pacific Corp.	47,610	4,288,233
LyondellBasell Industries NV, Class A	379,878	21,459,308
Magnera Corp. *	15,858	190,613
Martin Marietta Materials, Inc.	14,389	7,878,697
Mosaic Co.	651,701	23,552,474
Newmont Corp.	524,926	27,674,099
Nucor Corp.	310,549	33,961,639
O-I Glass, Inc. *	352,647	4,623,202
Olin Corp.	234,374	4,549,199
Packaging Corp. of America	52,939	10,226,227
SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	137,911	15,280,539
Reliance, Inc.	59,472	17,414,591
RPM International, Inc.	50,557	5,755,409
Sealed Air Corp.	128,463	4,136,509
Sherwin-Williams Co.	39,044	14,009,378
Smurfit WestRock PLC	104,834	4,542,457
Sonoco Products Co.	109,258	4,975,609
Steel Dynamics, Inc.	164,784	20,279,967
U.S. Steel Corp.	380,141	20,459,189
Vulcan Materials Co.	30,964	8,207,627
Westlake Corp.	27,671	1,965,471
		646,735,788

Media & Entertainment 7.0%
Alphabet, Inc., Class A	1,495,816	256,891,440
Alphabet, Inc., Class C	1,225,131	211,763,893
Altice USA, Inc., Class A *	615,458	1,421,708
Charter Communications, Inc., Class A *	164,998	65,383,757
Comcast Corp., Class A	4,023,587	139,095,403
Electronic Arts, Inc.	107,106	15,399,701
Fox Corp., Class A	345,638	18,989,352
Interpublic Group of Cos., Inc.	288,853	6,920,918
Lionsgate Studios Corp. *	119,908	866,935
Meta Platforms, Inc., Class A	459,769	297,695,830
Netflix, Inc. *	41,505	50,106,081
News Corp., Class A	280,827	7,930,554
Nexstar Media Group, Inc.	44,715	7,620,330
Omnicom Group, Inc.	143,082	10,507,942
Paramount Global, Class B (a)	1,965,239	23,779,392
Sirius XM Holdings, Inc.	62,414	1,353,136
Starz Entertainment Corp. *	7,963	166,904
Take-Two Interactive Software, Inc. *	29,616	6,701,508
TEGNA, Inc.	264,576	4,423,711
Walt Disney Co.	799,539	90,379,889
Warner Bros Discovery, Inc. *	2,367,589	23,604,862
		1,241,003,246

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	559,494	104,127,428
Agilent Technologies, Inc.	85,657	9,586,731
Amgen, Inc.	236,498	68,153,994
Avantor, Inc. *	272,471	3,517,601
Biogen, Inc. *	132,921	17,251,817
Bristol-Myers Squibb Co.	1,731,912	83,616,711
Charles River Laboratories International, Inc. *	6,458	875,898
Danaher Corp.	136,653	25,950,405
Elanco Animal Health, Inc. *	99,947	1,343,288
Eli Lilly & Co.	45,873	33,839,136
Gilead Sciences, Inc.	712,749	78,459,410
GRAIL, Inc. *	2,892	111,082
Illumina, Inc. *	37,153	3,055,463
IQVIA Holdings, Inc. *	64,343	9,029,253
Jazz Pharmaceuticals PLC *	8,171	883,040
Johnson & Johnson	1,181,838	183,433,076
Merck & Co., Inc.	1,028,626	79,039,622
Mettler-Toledo International, Inc. *	4,846	5,599,650
Moderna, Inc. *	326,555	8,673,301
Organon & Co.	512,851	4,728,486
Pfizer, Inc.	5,857,610	137,595,259
Regeneron Pharmaceuticals, Inc.	30,985	15,191,326
Revvity, Inc.	47,658	4,309,236
Thermo Fisher Scientific, Inc.	100,786	40,598,616
United Therapeutics Corp. *	2,764	881,301
Vertex Pharmaceuticals, Inc. *	32,483	14,359,110
Viatris, Inc.	1,658,871	14,581,476

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Waters Corp. *	17,392	6,073,982
West Pharmaceutical Services, Inc.	15,756	3,322,153
Zoetis, Inc.	89,664	15,120,040
		973,307,891

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	165,737	20,720,440
Cushman & Wakefield PLC *	69,491	696,995
Jones Lang LaSalle, Inc. *	49,736	11,076,207
		32,493,642

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	172,527	19,103,915
Analog Devices, Inc.	128,844	27,570,039
Applied Materials, Inc.	255,398	40,033,636
Broadcom, Inc.	494,671	119,745,009
First Solar, Inc. *	5,701	901,214
Intel Corp.	7,676,402	150,073,659
KLA Corp.	24,724	18,713,101
Lam Research Corp.	407,539	32,925,076
Marvell Technology, Inc.	81,858	4,927,033
Microchip Technology, Inc.	198,368	11,513,279
Micron Technology, Inc.	633,660	59,855,524
MKS, Inc.	22,778	1,872,124
NVIDIA Corp.	413,394	55,861,931
ON Semiconductor Corp. *	153,920	6,467,718
Qorvo, Inc. *	104,839	7,969,861
QUALCOMM, Inc.	454,417	65,981,348
Skyworks Solutions, Inc.	115,373	7,964,198
Teradyne, Inc.	67,511	5,306,365
Texas Instruments, Inc.	301,559	55,140,063
		691,925,093

Software & Services 5.5%
Accenture PLC, Class A	201,751	63,918,752
Adobe, Inc. *	84,034	34,881,673
Akamai Technologies, Inc. *	74,447	5,652,761
Amdocs Ltd.	90,973	8,347,682
ANSYS, Inc. *	11,308	3,740,912
ASGN, Inc. *	46,273	2,443,677
Autodesk, Inc. *	20,973	6,210,525
Cadence Design Systems, Inc. *	23,326	6,696,195
Cognizant Technology Solutions Corp., Class A	424,090	34,347,049
DXC Technology Co. *	480,236	7,299,587
EPAM Systems, Inc. *	19,597	3,419,480
Fortinet, Inc. *	68,927	7,015,390
Gartner, Inc. *	11,682	5,098,258
Gen Digital, Inc.	251,645	7,166,850
GoDaddy, Inc., Class A *	25,699	4,681,073
International Business Machines Corp.	395,778	102,530,249
Intuit, Inc.	32,361	24,383,043
Kyndryl Holdings, Inc. *	215,403	8,409,333
Microsoft Corp.	1,147,396	528,215,222
Oracle Corp.	439,990	72,831,545
Palo Alto Networks, Inc. *	27,580	5,306,944
Roper Technologies, Inc.	18,511	10,556,268
Salesforce, Inc.	94,462	25,067,381
ServiceNow, Inc. *	1,374	1,389,238
Synopsys, Inc. *	12,363	5,736,185
Zoom Communications, Inc., Class A *	13,357	1,085,256
		986,430,528

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	209,465	18,837,187
Apple, Inc.	3,488,176	700,600,150
Arista Networks, Inc. *	59,784	5,179,686
Arrow Electronics, Inc. *	135,487	16,038,951
Avnet, Inc.	259,467	12,975,945
CDW Corp.	53,665	9,679,019
Ciena Corp. *	76,566	6,129,874
Cisco Systems, Inc.	2,425,632	152,911,841
Coherent Corp. *	38,692	2,926,276
Corning, Inc.	453,268	22,477,560
Dell Technologies, Inc., Class C	78,081	8,688,073
F5, Inc. *	20,954	5,979,853
Flex Ltd. *	255,030	10,787,769
Hewlett Packard Enterprise Co.	1,648,442	28,485,078
HP, Inc.	1,044,510	26,008,299
Insight Enterprises, Inc. *	25,173	3,282,307
Jabil, Inc.	88,222	14,822,178
Juniper Networks, Inc.	213,152	7,658,551
Keysight Technologies, Inc. *	51,540	8,093,842
Motorola Solutions, Inc.	23,139	9,611,478
NetApp, Inc.	90,702	8,994,010
Sandisk Corp. *	94,928	3,577,836
Sanmina Corp. *	70,599	5,979,029
Seagate Technology Holdings PLC	143,195	16,888,418
TD SYNNEX Corp.	60,628	7,356,602
TE Connectivity PLC	143,012	22,891,931
Teledyne Technologies, Inc. *	11,648	5,810,721
Trimble, Inc. *	80,268	5,720,700
Vishay Intertechnology, Inc.	48,412	681,157
Western Digital Corp. *	284,843	14,683,657
Xerox Holdings Corp.	613,902	3,001,981
Zebra Technologies Corp., Class A *	17,996	5,214,701
		1,171,974,660

Telecommunication Services 3.2%
AT&T, Inc.	9,035,958	251,199,633
Frontier Communications Parent, Inc. *	222,792	8,071,754
Liberty Global Ltd., Class C *	870,464	8,600,184
Liberty Latin America Ltd., Class C *	138,477	692,385
Lumen Technologies, Inc. *	8,313,265	32,587,999
Sunrise Communications AG, Class A, ADR *	136,298	6,993,450
Telephone & Data Systems, Inc.	199,797	6,865,025
T-Mobile U.S., Inc.	174,294	42,214,007
Verizon Communications, Inc.	5,033,342	221,265,714
		578,490,151

Transportation 2.0%
Alaska Air Group, Inc. *	95,267	4,851,948
American Airlines Group, Inc. *	226,313	2,582,231
Avis Budget Group, Inc. *	75,544	9,200,504
CH Robinson Worldwide, Inc.	126,592	12,149,034
CSX Corp.	1,183,060	37,372,865
Delta Air Lines, Inc.	73,476	3,555,504
Expeditors International of Washington, Inc.	125,966	14,200,147
FedEx Corp.	212,694	46,388,561
GXO Logistics, Inc. *	82,400	3,389,936
Hertz Global Holdings, Inc. *(a)	1,167,360	7,646,208
Hub Group, Inc., Class A	86,108	2,902,701
JB Hunt Transport Services, Inc.	55,148	7,657,300
Knight-Swift Transportation Holdings, Inc.	161,707	7,166,854
Landstar System, Inc.	30,309	4,159,001

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Matson, Inc.	35,187	3,970,853
Norfolk Southern Corp.	142,510	35,217,071
Old Dominion Freight Line, Inc.	52,179	8,357,511
Ryder System, Inc.	69,789	10,268,056
Southwest Airlines Co.	108,389	3,618,025
Uber Technologies, Inc. *	91,487	7,699,546
U-Haul Holding Co., Non Voting Shares	63,715	3,634,304
Union Pacific Corp.	279,600	61,976,136
United Parcel Service, Inc., Class B	538,628	52,537,775
Werner Enterprises, Inc.	75,781	1,966,517
		352,468,588

Utilities 3.7%
AES Corp.	882,852	8,907,977
Alliant Energy Corp.	130,023	8,091,331
Ameren Corp.	143,362	13,888,911
American Electric Power Co., Inc.	306,353	31,704,472
American Water Works Co., Inc.	63,851	9,128,777
Atmos Energy Corp.	52,316	8,092,239
CenterPoint Energy, Inc.	399,927	14,893,281
CMS Energy Corp.	161,856	11,367,147
Consolidated Edison, Inc.	237,162	24,781,057
Constellation Energy Corp.	63,246	19,362,763
Dominion Energy, Inc.	575,401	32,607,975
DTE Energy Co.	110,242	15,064,569
Duke Energy Corp.	492,003	57,918,593
Edison International	273,155	15,201,076
Entergy Corp.	267,362	22,265,907
Essential Utilities, Inc.	30,120	1,160,524
Evergy, Inc.	205,988	13,679,663
Eversource Energy	259,626	16,826,361
Exelon Corp.	834,077	36,549,254
FirstEnergy Corp.	396,516	16,629,881
MDU Resources Group, Inc.	102,657	1,764,674
National Fuel Gas Co.	60,733	5,012,902
NextEra Energy, Inc.	619,708	43,776,173
NiSource, Inc.	227,778	9,006,342
NRG Energy, Inc.	149,279	23,272,596
OGE Energy Corp.	133,091	5,918,557
PG&E Corp.	544,890	9,197,743
Pinnacle West Capital Corp.	84,372	7,697,258
Portland General Electric Co.	83,116	3,524,118
PPL Corp.	549,641	19,100,025
Public Service Enterprise Group, Inc.	214,687	17,396,088
Sempra	274,445	21,568,633
Southern Co.	538,026	48,422,340
SECURITY	NUMBER OF SHARES	VALUE ($)
UGI Corp.	368,670	13,294,240
Vistra Corp.	108,172	17,369,178
WEC Energy Group, Inc.	157,743	16,947,908
Xcel Energy, Inc.	344,875	24,175,737
		665,566,270
Total Common Stocks (Cost $14,597,152,557)		17,792,982,215

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)	12,596,348	12,596,348
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)(d)	28,708,814	28,708,814
		41,305,162
Total Short-Term Investments (Cost $41,305,162)		41,305,162
Total Investments in Securities (Cost $14,638,457,719)		17,834,287,377

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/20/25	127	37,566,600	473,922

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $27,750,273.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2025:
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/25	BALANCE OF SHARES HELD AT 5/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$22,979,080	$1,925,274	($429,414 )	$180,241	$2,507,072	$27,162,253	307,474	$82,537

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$17,792,982,215	$—	$—	$17,792,982,215
Short-Term Investments [1]	41,305,162	—	—	41,305,162
Futures Contracts [2]	473,922	—	—	473,922
Total	$17,834,761,299	$—	$—	$17,834,761,299

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	806,909	3,542,331
Dorman Products, Inc. *	71,470	9,241,786
Fox Factory Holding Corp. *	256,600	6,581,790
Gentherm, Inc. *	189,656	5,189,936
LCI Industries	180,721	15,748,028
Modine Manufacturing Co. *	80,981	7,353,075
Patrick Industries, Inc.	190,889	16,389,730
Phinia, Inc.	293,376	12,732,518
Rivian Automotive, Inc., Class A *	72,953	1,060,007
Standard Motor Products, Inc.	50,557	1,531,877
Visteon Corp. *	125,345	10,582,252
Winnebago Industries, Inc.	354,866	12,040,603
		101,993,933

Banks 8.6%
Ameris Bancorp	165,020	10,143,779
Associated Banc-Corp.	640,920	14,850,116
Atlantic Union Bankshares Corp.	451,822	13,563,696
Axos Financial, Inc. *	102,112	7,100,869
Bancorp, Inc. *	16,133	824,396
Bank of Hawaii Corp.	143,457	9,541,325
Bank OZK	406,751	18,031,272
BankUnited, Inc.	558,128	18,965,189
Banner Corp.	130,641	8,054,018
Berkshire Hills Bancorp, Inc.	37,645	932,090
BOK Financial Corp.	74,653	7,048,736
Brookline Bancorp, Inc.	77,463	800,193
Cadence Bank	500,838	15,175,391
Capitol Federal Financial, Inc.	136,791	781,077
Cathay General Bancorp	288,363	12,357,796
City Holding Co.	33,226	3,917,013
Columbia Banking System, Inc.	400,899	9,373,019
Commerce Bancshares, Inc.	258,036	16,258,848
Community Financial System, Inc.	136,688	7,687,333
Cullen/Frost Bankers, Inc.	139,908	17,765,518
Customers Bancorp, Inc. *	110,971	5,655,082
CVB Financial Corp.	450,863	8,453,681
Dime Community Bancshares, Inc.	29,754	763,488
Eagle Bancorp, Inc.	55,676	979,898
Eastern Bankshares, Inc.	314,330	4,714,950
Enterprise Financial Services Corp.	94,292	4,991,819
FB Financial Corp.	16,273	710,316
First Bancorp/Southern Pines NC	101,837	4,212,997
First Busey Corp.	207,004	4,578,929
First Commonwealth Financial Corp.	319,657	4,993,042
First Financial Bancorp	337,344	8,150,231
First Financial Bankshares, Inc.	193,211	6,812,620
First Hawaiian, Inc.	583,636	13,937,228
First Interstate BancSystem, Inc., Class A	340,988	9,257,824
First Merchants Corp.	184,760	6,965,452
FNB Corp.	1,227,658	17,027,616
Fulton Financial Corp.	537,873	9,278,309
Glacier Bancorp, Inc.	247,182	10,250,638
Hancock Whitney Corp.	289,377	15,820,241
SECURITY	NUMBER OF SHARES	VALUE ($)
Hilltop Holdings, Inc.	337,524	10,064,966
Home BancShares, Inc.	475,276	13,445,558
HomeStreet, Inc. *	86,246	1,123,785
Hope Bancorp, Inc.	733,239	7,361,720
Independent Bank Corp.	121,684	7,483,566
International Bancshares Corp.	139,267	8,722,292
Lakeland Financial Corp.	53,630	3,210,828
National Bank Holdings Corp., Class A	20,020	723,723
NBT Bancorp, Inc.	127,016	5,315,620
Northwest Bancshares, Inc.	512,877	6,298,130
OceanFirst Financial Corp.	57,593	968,138
Old National Bancorp	703,953	14,684,460
Pacific Premier Bancorp, Inc.	385,207	8,166,388
Park National Corp.	33,752	5,486,725
Pathward Financial, Inc.	71,288	5,564,028
Pinnacle Financial Partners, Inc.	154,006	16,367,758
Preferred Bank	10,149	848,558
Prosperity Bancshares, Inc.	254,393	17,718,472
Provident Financial Services, Inc.	397,472	6,637,782
Renasant Corp.	206,991	7,255,035
S&T Bancorp, Inc.	126,982	4,655,160
Seacoast Banking Corp. of Florida	138,969	3,589,569
ServisFirst Bancshares, Inc.	68,088	5,067,790
Simmons First National Corp., Class A	598,648	11,230,637
Southside Bancshares, Inc.	30,114	848,914
SouthState Corp.	245,123	21,521,799
Texas Capital Bancshares, Inc. *	138,787	9,949,640
Towne Bank	201,402	6,960,453
TriCo Bancshares	19,283	769,392
Triumph Financial, Inc. *	12,097	698,844
Trustmark Corp.	206,206	7,105,859
UMB Financial Corp.	152,777	15,754,364
United Bankshares, Inc.	418,918	15,139,697
United Community Banks, Inc.	294,761	8,471,431
Valley National Bancorp	1,943,116	17,060,559
Veritex Holdings, Inc.	181,957	4,403,359
WaFd, Inc.	368,010	10,458,844
Webster Financial Corp.	325,625	16,763,175
WesBanco, Inc.	279,590	8,605,780
Westamerica BanCorp	16,575	796,429
Western Alliance Bancorp	253,432	18,351,011
Wintrust Financial Corp.	146,209	17,458,817
WSFS Financial Corp.	161,105	8,520,843
		692,355,933

Capital Goods 12.7%
AAON, Inc.	52,466	5,051,951
AAR Corp. *	172,225	10,576,337
Advanced Drainage Systems, Inc.	130,119	14,307,885
AeroVironment, Inc. *	5,967	1,062,305
Alamo Group, Inc.	40,344	7,989,726
Albany International Corp., Class A	119,866	7,919,547
American Woodmark Corp. *	131,959	7,438,529
API Group Corp. *	374,874	17,495,370
Apogee Enterprises, Inc.	140,986	5,449,109
Applied Industrial Technologies, Inc.	86,096	19,502,466
Arcosa, Inc.	167,202	14,424,517
Armstrong World Industries, Inc.	105,136	16,362,316
Astec Industries, Inc.	49,117	1,929,807
ATI, Inc. *	165,757	13,200,887

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Atkore, Inc.	143,228	9,324,143
Atmus Filtration Technologies, Inc.	36,795	1,325,356
Axon Enterprise, Inc. *	1,315	986,723
AZEK Co., Inc. *	178,194	8,822,385
AZZ, Inc.	84,012	7,619,048
BlueLinx Holdings, Inc. *	135,216	9,048,655
BWX Technologies, Inc.	162,105	20,360,388
Chart Industries, Inc. *	55,804	8,753,415
Columbus McKinnon Corp.	171,623	2,498,831
Comfort Systems USA, Inc.	41,009	19,611,734
Construction Partners, Inc., Class A *	59,334	6,211,676
Core & Main, Inc., Class A *	387,716	21,250,714
Crane Co.	107,225	18,378,365
CSW Industrials, Inc.	15,539	4,751,671
Curtiss-Wright Corp.	16,135	7,101,175
DNOW, Inc. *	832,993	12,011,759
Douglas Dynamics, Inc.	33,456	919,705
Ducommun, Inc. *	14,562	1,024,874
DXP Enterprises, Inc. *	10,767	890,216
Dycom Industries, Inc. *	94,650	21,761,928
Enerpac Tool Group Corp.	92,378	3,961,169
EnerSys	194,279	16,247,553
Enpro, Inc.	46,612	8,629,746
Esab Corp.	113,378	13,944,360
ESCO Technologies, Inc.	52,685	9,548,629
Everus Construction Group, Inc. *	49,807	2,884,323
Federal Signal Corp.	108,789	10,233,781
Flowserve Corp.	399,550	19,941,540
Franklin Electric Co., Inc.	111,271	9,612,702
FTAI Aviation Ltd.	72,711	8,518,094
Gates Industrial Corp. PLC *	606,450	12,826,417
GATX Corp.	121,969	19,422,344
Gibraltar Industries, Inc. *	137,746	8,069,161
GMS, Inc. *	217,135	16,443,634
GrafTech International Ltd. *	2,295,221	2,286,499
Granite Construction, Inc.	181,956	16,275,964
Greenbrier Cos., Inc.	232,989	10,500,814
Griffon Corp.	102,252	7,029,825
H&E Equipment Services, Inc.	170,917	16,175,585
Hayward Holdings, Inc. *	463,437	6,464,946
HEICO Corp.	74,802	22,413,671
Helios Technologies, Inc.	126,572	3,837,663
Herc Holdings, Inc.	113,461	14,069,164
Hexcel Corp.	269,202	14,238,094
Hillenbrand, Inc.	391,312	7,646,236
Hillman Solutions Corp. *	736,545	5,332,586
Insteel Industries, Inc.	40,718	1,425,944
Janus International Group, Inc. *	133,177	1,088,056
JBT Marel Corp.	95,982	11,019,693
JELD-WEN Holding, Inc. *	1,452,543	5,301,782
Kadant, Inc.	18,560	5,826,170
Kennametal, Inc.	645,178	13,890,682
Kratos Defense & Security Solutions, Inc. *	198,686	7,329,527
Lennox International, Inc.	8,302	4,686,064
Leonardo DRS, Inc.	160,339	6,782,340
Lindsay Corp.	33,751	4,704,889
Manitowoc Co., Inc. *	143,077	1,503,739
Masterbrand, Inc. *	1,065,407	10,867,151
McGrath RentCorp	71,226	8,004,378
Mercury Systems, Inc. *	161,811	7,969,192
Miller Industries, Inc.	17,148	777,319
Moog, Inc., Class A	82,637	15,313,462
MRC Global, Inc. *	150,875	1,872,359
MSC Industrial Direct Co., Inc., Class A	201,523	16,363,668
Mueller Water Products, Inc., Class A	377,889	9,269,617
MYR Group, Inc. *	79,371	12,449,341
NEXTracker, Inc., Class A *	20,113	1,140,206
Primoris Services Corp.	225,947	16,293,038
SECURITY	NUMBER OF SHARES	VALUE ($)
Proto Labs, Inc. *	27,291	1,009,221
Quanex Building Products Corp.	254,898	4,264,444
RBC Bearings, Inc. *	26,300	9,622,381
REV Group, Inc.	183,925	6,895,348
Shyft Group, Inc.	79,619	835,203
Simpson Manufacturing Co., Inc.	88,074	13,713,122
SiteOne Landscape Supply, Inc. *	119,361	13,942,558
Spirit AeroSystems Holdings, Inc., Class A *	294,753	11,017,867
SPX Technologies, Inc. *	50,384	7,662,903
Standex International Corp.	30,847	4,656,046
Sterling Infrastructure, Inc. *	43,175	8,117,332
Sunrun, Inc. *	227,776	1,706,042
Tennant Co.	71,045	5,287,169
Terex Corp.	378,800	17,049,788
Titan International, Inc. *	134,068	970,652
Titan Machinery, Inc. *	84,627	1,580,832
Trex Co., Inc. *	186,356	10,411,710
Trinity Industries, Inc.	427,085	10,993,168
Triumph Group, Inc. *	31,482	811,921
Tutor Perini Corp. *	99,377	3,665,024
V2X, Inc. *	20,427	924,935
Valmont Industries, Inc.	67,807	21,565,338
Vertiv Holdings Co., Class A	141,888	15,313,972
Wabash National Corp.	535,203	4,640,210
Watts Water Technologies, Inc., Class A	64,111	15,522,555
WillScot Holdings Corp.	248,823	6,705,780
Woodward, Inc.	124,058	26,837,467
Worthington Enterprises, Inc.	194,443	11,454,637
Zurn Elkay Water Solutions Corp.	195,350	7,069,717
		1,020,043,972

Commercial & Professional Services 5.3%
ACCO Brands Corp.	380,636	1,366,483
Alight, Inc., Class A	1,828,452	9,983,348
Amentum Holdings, Inc. *	90,017	1,859,751
Barrett Business Services, Inc.	20,189	834,310
Brady Corp., Class A	158,340	11,047,382
BrightView Holdings, Inc. *	114,686	1,786,808
Brink's Co.	148,413	12,178,771
Casella Waste Systems, Inc., Class A *	52,619	6,167,473
CBIZ, Inc. *	96,557	6,975,278
Civeo Corp.	36,281	791,289
Clarivate PLC *	486,685	2,053,811
Clean Harbors, Inc. *	91,024	20,643,333
Conduent, Inc. *	776,399	1,739,134
CoreCivic, Inc. *	959,834	21,077,955
CSG Systems International, Inc.	150,213	9,923,071
Dayforce, Inc. *	15,734	929,565
Deluxe Corp.	143,851	2,052,754
Dun & Bradstreet Holdings, Inc.	1,113,070	10,028,761
Ennis, Inc.	48,949	913,878
Enviri Corp. *	164,454	1,340,300
ExlService Holdings, Inc. *	254,915	11,723,541
Exponent, Inc.	67,218	5,131,422
FTI Consulting, Inc. *	99,680	16,363,469
GEO Group, Inc. *	970,447	26,337,931
Healthcare Services Group, Inc. *	224,677	3,167,946
Heidrick & Struggles International, Inc.	23,180	1,012,039
HNI Corp.	252,855	11,765,343
Huron Consulting Group, Inc. *	48,114	6,872,123
ICF International, Inc.	58,454	5,022,368
Insperity, Inc.	108,570	7,026,650
Interface, Inc.	60,345	1,212,331
Kelly Services, Inc., Class A	305,144	3,576,288
Kforce, Inc.	148,378	6,053,822
Korn Ferry	248,847	16,924,084
Maximus, Inc.	197,215	14,300,060

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MillerKnoll, Inc.	579,229	9,771,593
MSA Safety, Inc.	59,031	9,620,282
NV5 Global, Inc. *	206,683	4,567,694
OPENLANE, Inc. *	579,069	13,278,052
Parsons Corp. *	104,075	6,748,223
Paycom Software, Inc.	49,594	12,849,309
Pitney Bowes, Inc.	117,439	1,209,622
Resources Connection, Inc.	160,488	836,945
Rollins, Inc.	314,077	17,980,908
Steelcase, Inc., Class A	968,341	9,983,596
Tetra Tech, Inc.	458,045	16,004,092
TriNet Group, Inc.	146,944	12,227,210
TrueBlue, Inc. *	308,817	1,852,902
TTEC Holdings, Inc. *	394,779	1,938,365
UL Solutions, Inc., Class A	18,583	1,328,684
UniFirst Corp.	80,009	15,086,497
Veralto Corp.	147,643	14,916,372
Verra Mobility Corp. *	211,837	5,009,945
Vestis Corp.	1,469,814	9,054,054
VSE Corp.	39,629	5,155,336
		429,602,553

Consumer Discretionary Distribution & Retail 3.9%
1-800-Flowers.com, Inc., Class A *	93,182	458,456
Abercrombie & Fitch Co., Class A *	125,024	9,813,134
A-Mark Precious Metals, Inc.	146,899	2,898,317
American Eagle Outfitters, Inc.	841,171	9,219,234
America's Car-Mart, Inc. *	18,932	942,056
Arko Corp.	118,893	508,862
Boot Barn Holdings, Inc. *	63,414	10,165,898
Buckle, Inc.	196,491	8,372,482
Caleres, Inc.	288,331	3,878,052
Camping World Holdings, Inc., Class A	266,725	4,336,949
ContextLogic, Inc., Class A *	165,731	1,358,994
Coupang, Inc., Class A *	652,740	18,309,357
Designer Brands, Inc., Class A	282,633	1,003,347
Dillard's, Inc., Class A	21,759	8,616,999
Etsy, Inc. *	273,732	15,151,066
Five Below, Inc. *	164,566	19,183,459
Floor & Decor Holdings, Inc., Class A *	142,224	10,196,039
GameStop Corp., Class A *	933,762	27,826,108
Genesco, Inc. *	46,859	1,018,246
Guess?, Inc.	316,923	3,321,353
Haverty Furniture Cos., Inc.	52,725	1,105,116
MarineMax, Inc. *	72,289	1,532,527
Monro, Inc.	89,564	1,373,016
National Vision Holdings, Inc. *	813,889	16,123,141
Ollie's Bargain Outlet Holdings, Inc. *	152,030	16,943,744
OneWater Marine, Inc., Class A *	43,912	648,580
Petco Health & Wellness Co., Inc. *	427,787	1,569,978
RH *	49,473	8,960,055
Sally Beauty Holdings, Inc. *	1,366,071	11,898,478
Shoe Carnival, Inc.	44,500	855,290
Signet Jewelers Ltd.	171,418	11,411,296
Sleep Number Corp. *	93,279	1,003,682
Sonic Automotive, Inc., Class A	180,341	12,611,246
Stitch Fix, Inc., Class A *	175,457	775,520
Upbound Group, Inc.	415,312	9,527,257
Urban Outfitters, Inc. *	441,877	30,887,202
Valvoline, Inc. *	405,817	14,037,210
Victoria's Secret & Co. *	664,784	14,100,069
Wayfair, Inc., Class A *	131,495	5,422,854
Zumiez, Inc. *	84,931	1,060,788
		318,425,457

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 3.2%
Acushnet Holdings Corp.	105,795	7,219,451
Beazer Homes USA, Inc. *	87,178	1,788,893
Cavco Industries, Inc. *	27,209	11,797,686
Century Communities, Inc.	241,357	12,519,188
Champion Homes, Inc. *	155,301	10,156,685
Columbia Sportswear Co.	207,291	13,221,020
Crocs, Inc. *	112,279	11,452,458
Ethan Allen Interiors, Inc.	45,989	1,201,693
G-III Apparel Group Ltd. *	500,786	14,547,833
GoPro, Inc., Class A *	1,661,428	1,101,527
Green Brick Partners, Inc. *	103,637	6,057,583
Helen of Troy Ltd. *	251,773	6,770,176
Hooker Furnishings Corp.	61,689	605,786
Hovnanian Enterprises, Inc., Class A *	9,993	902,168
Installed Building Products, Inc.	45,984	7,333,528
iRobot Corp. *	122,616	376,431
Kontoor Brands, Inc.	143,972	9,876,479
La-Z-Boy, Inc.	318,118	13,325,963
Levi Strauss & Co., Class A	384,735	6,675,152
LGI Homes, Inc. *	162,279	8,130,178
M/I Homes, Inc. *	109,646	11,689,360
Malibu Boats, Inc., Class A *	48,015	1,447,172
MasterCraft Boat Holdings, Inc. *	46,632	793,210
Mattel, Inc. *	866,194	16,405,714
Movado Group, Inc.	48,839	791,192
Oxford Industries, Inc.	98,492	5,287,051
Peloton Interactive, Inc., Class A *	746,283	5,298,609
SharkNinja, Inc. *	110,580	10,165,619
Smith & Wesson Brands, Inc.	173,186	1,648,731
Sonos, Inc. *	515,497	5,299,309
Steven Madden Ltd.	374,698	9,236,306
Sturm Ruger & Co., Inc.	48,745	1,764,569
TopBuild Corp. *	46,181	13,064,143
Topgolf Callaway Brands Corp. *	976,059	6,188,214
Under Armour, Inc., Class A *	2,516,402	16,885,058
Wolverine World Wide, Inc.	103,285	1,762,042
YETI Holdings, Inc. *	227,128	6,941,032
		259,727,209

Consumer Services 6.1%
ADT, Inc.	2,116,284	17,607,483
Adtalem Global Education, Inc. *	151,172	19,959,239
Airbnb, Inc., Class A *	108,775	14,031,975
BJ's Restaurants, Inc. *	27,174	1,212,232
Bloomin' Brands, Inc.	749,818	5,721,111
Boyd Gaming Corp.	297,306	22,289,031
Bright Horizons Family Solutions, Inc. *	89,235	11,529,162
Brinker International, Inc. *	84,734	14,627,630
Cheesecake Factory, Inc.	122,176	6,740,450
Chegg, Inc. *	648,461	661,430
Choice Hotels International, Inc.	57,395	7,270,799
Churchill Downs, Inc.	95,718	9,138,198
Cracker Barrel Old Country Store, Inc.	358,285	20,579,890
Dave & Buster's Entertainment, Inc. *	184,706	4,056,144
Dine Brands Global, Inc.	49,154	1,182,645
DoorDash, Inc., Class A *	96,683	20,172,908
Everi Holdings, Inc. *	89,698	1,265,639
Frontdoor, Inc. *	129,028	7,097,830
Golden Entertainment, Inc.	130,961	3,736,317
Graham Holdings Co., Class B	20,101	19,184,595
Grand Canyon Education, Inc. *	114,135	22,581,039
H&R Block, Inc.	385,638	21,962,084
Hilton Grand Vacations, Inc. *	308,443	11,773,269
Hyatt Hotels Corp., Class A	67,068	8,854,988
International Game Technology PLC	834,576	12,276,613
Jack in the Box, Inc.	231,619	4,392,654

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Laureate Education, Inc. *	864,299	19,446,728
Light & Wonder, Inc. *	152,125	13,709,505
Matthews International Corp., Class A	67,308	1,443,757
Papa John's International, Inc.	80,286	3,632,942
Perdoceo Education Corp.	270,295	9,200,842
Planet Fitness, Inc., Class A *	112,726	11,591,615
Red Rock Resorts, Inc., Class A	146,868	7,059,945
Royal Caribbean Cruises Ltd.	77,333	19,872,261
Sabre Corp. *	1,126,856	2,839,677
Six Flags Entertainment Corp.	43,053	1,444,859
Strategic Education, Inc.	91,255	8,325,194
Stride, Inc. *	85,518	12,946,570
Texas Roadhouse, Inc.	93,244	18,202,161
Travel & Leisure Co.	464,538	22,562,611
United Parks & Resorts, Inc. *	147,047	6,586,235
Wendy's Co.	792,631	9,035,993
Wingstop, Inc.	11,060	3,779,202
Wyndham Hotels & Resorts, Inc.	227,267	18,813,162
Wynn Resorts Ltd.	166,395	15,065,403
		495,464,017

Consumer Staples Distribution & Retail 1.1%
Andersons, Inc.	361,658	12,842,476
Chefs' Warehouse, Inc. *	101,976	6,504,029
Grocery Outlet Holding Corp. *	611,728	8,307,266
Ingles Markets, Inc., Class A	298,739	18,611,440
Maplebear, Inc. *	18,881	862,295
PriceSmart, Inc.	184,046	19,873,287
Village Super Market, Inc., Class A	31,755	1,225,108
Weis Markets, Inc.	229,939	17,429,376
		85,655,277

Energy 4.2%
Antero Midstream Corp.	651,092	12,227,508
Archrock, Inc.	479,984	11,951,602
Berry Corp.	396,846	948,462
Bristow Group, Inc. *	28,327	828,848
Cactus, Inc., Class A	87,414	3,583,974
California Resources Corp.	248,497	10,976,112
ChampionX Corp.	497,186	11,967,267
Chord Energy Corp.	99,600	8,964,000
Civitas Resources, Inc.	249,409	6,826,324
CNX Resources Corp. *	569,650	18,388,302
Comstock Resources, Inc. *	499,010	11,626,933
Core Laboratories, Inc.	45,190	485,792
Core Natural Resources, Inc.	133,250	9,234,225
Crescent Energy Co., Class A	528,421	4,433,452
CVR Energy, Inc.	441,994	10,338,240
Delek U.S. Holdings, Inc.	253,779	4,885,246
Dorian LPG Ltd.	184,675	3,953,892
DT Midstream, Inc.	184,463	19,320,655
Expro Group Holdings NV *	320,665	2,667,933
Green Plains, Inc. *	897,692	3,734,399
Gulfport Energy Corp. *	19,092	3,656,118
Helix Energy Solutions Group, Inc. *	644,735	3,990,910
Helmerich & Payne, Inc.	407,200	6,209,800
International Seaways, Inc.	147,131	5,451,204
Kodiak Gas Services, Inc.	22,481	793,804
Kosmos Energy Ltd. *	3,113,904	5,169,081
Liberty Energy, Inc.	892,351	10,342,348
Magnolia Oil & Gas Corp., Class A	467,780	10,057,270
Matador Resources Co.	252,752	10,870,863
Nabors Industries Ltd. *	64,020	1,652,356
New Fortress Energy, Inc. (a)	153,259	381,615
Noble Corp. PLC	213,530	5,289,138
Northern Oil & Gas, Inc.	209,964	5,580,843
NPK International, Inc. *	124,904	1,010,473
SECURITY	NUMBER OF SHARES	VALUE ($)
Oceaneering International, Inc. *	253,969	4,843,189
Oil States International, Inc. *	183,679	799,004
Par Pacific Holdings, Inc. *	529,026	11,421,671
Patterson-UTI Energy, Inc.	1,654,986	9,135,523
Permian Resources Corp.	692,543	8,732,967
ProPetro Holding Corp. *	266,267	1,437,842
Range Resources Corp.	357,387	13,595,001
REX American Resources Corp. *	22,314	940,312
RPC, Inc.	776,262	3,446,603
Select Water Solutions, Inc.	113,476	912,347
Summit Midstream Corp. *	23,708	596,019
Talos Energy, Inc. *	877,033	7,051,345
TechnipFMC PLC	648,572	20,203,018
Texas Pacific Land Corp.	10,002	11,142,528
Tidewater, Inc. *	18,398	730,585
Transocean Ltd. *	2,805,831	6,986,519
Valaris Ltd. *	94,404	3,551,478
Vital Energy, Inc. *	266,419	3,964,315
W&T Offshore, Inc. (a)	456,575	675,731
Weatherford International PLC	86,149	3,756,096
		341,721,082

Equity Real Estate Investment Trusts (REITs) 7.8%
Acadia Realty Trust	253,545	4,883,277
Agree Realty Corp.	95,508	7,191,752
Alexander & Baldwin, Inc.	360,717	6,460,442
American Assets Trust, Inc.	208,662	4,160,720
American Healthcare REIT, Inc.	49,794	1,739,802
American Homes 4 Rent, Class A	487,777	18,462,359
Americold Realty Trust, Inc.	868,333	14,388,278
Apple Hospitality REIT, Inc.	990,475	11,479,605
Brandywine Realty Trust	490,627	2,075,352
Brixmor Property Group, Inc.	184,035	4,676,329
Broadstone Net Lease, Inc.	411,137	6,541,190
CareTrust REIT, Inc.	148,411	4,268,300
Centerspace	13,998	892,373
COPT Defense Properties	405,401	11,128,257
Cousins Properties, Inc.	538,744	15,122,544
CubeSmart	372,691	15,936,267
Curbline Properties Corp.	167,837	3,808,222
DiamondRock Hospitality Co.	1,061,646	8,110,975
Diversified Healthcare Trust	855,709	2,678,369
Douglas Emmett, Inc.	969,780	13,799,969
Easterly Government Properties, Inc.	161,286	3,504,745
EastGroup Properties, Inc.	50,190	8,509,715
Elme Communities	311,606	5,004,392
Empire State Realty Trust, Inc., Class A	762,211	5,838,536
EPR Properties	280,446	15,618,038
Equity LifeStyle Properties, Inc.	269,327	17,121,117
Essential Properties Realty Trust, Inc.	151,461	4,922,483
Federal Realty Investment Trust	187,028	17,857,433
First Industrial Realty Trust, Inc.	201,548	9,962,518
Four Corners Property Trust, Inc.	153,466	4,237,196
Global Net Lease, Inc.	909,324	7,056,354
Healthcare Realty Trust, Inc.	1,040,239	15,083,466
Highwoods Properties, Inc.	526,552	15,638,594
Hudson Pacific Properties, Inc.	3,350,724	6,232,347
Independence Realty Trust, Inc.	332,655	6,184,056
Innovative Industrial Properties, Inc.	14,007	773,467
InvenTrust Properties Corp.	185,691	5,216,060
JBG SMITH Properties	778,628	13,314,539
Kilroy Realty Corp.	527,718	16,992,520
Kite Realty Group Trust	395,819	8,755,516
Lineage, Inc.	29,980	1,279,846
LTC Properties, Inc.	107,223	3,794,622
LXP Industrial Trust	905,609	7,770,125
Macerich Co.	1,034,653	16,740,686
Medical Properties Trust, Inc. (a)	1,029,466	4,704,660

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
National Health Investors, Inc.	93,311	6,765,981
National Storage Affiliates Trust	148,672	5,114,317
NNN REIT, Inc.	364,895	15,238,015
Omega Healthcare Investors, Inc.	552,333	20,436,321
Outfront Media, Inc.	675,781	11,163,902
Paramount Group, Inc.	439,202	2,657,172
Park Hotels & Resorts, Inc.	340,550	3,528,098
Peakstone Realty Trust	152,750	1,892,573
Pebblebrook Hotel Trust	628,945	5,773,715
Phillips Edison & Co., Inc.	268,742	9,529,591
Piedmont Office Realty Trust, Inc., Class A	356,274	2,536,671
PotlatchDeltic Corp.	430,529	16,937,011
Rayonier, Inc.	472,326	11,194,126
Rexford Industrial Realty, Inc.	220,098	7,756,254
RLJ Lodging Trust	1,222,312	8,922,878
Ryman Hospitality Properties, Inc.	78,459	7,619,154
Sabra Health Care REIT, Inc.	818,390	14,305,457
Service Properties Trust	4,533,917	10,518,687
Sila Realty Trust, Inc.	34,979	871,677
SITE Centers Corp.	105,087	1,252,637
SL Green Realty Corp.	325,340	18,469,552
STAG Industrial, Inc.	317,663	11,302,450
Summit Hotel Properties, Inc.	128,575	563,159
Sunstone Hotel Investors, Inc.	890,573	7,979,534
Tanger, Inc.	242,118	7,215,116
Terreno Realty Corp.	81,946	4,623,393
Uniti Group, Inc.	3,138,014	13,493,460
Urban Edge Properties	366,057	6,647,595
Veris Residential, Inc.	227,062	3,451,342
Xenia Hotels & Resorts, Inc.	594,150	7,266,455
		624,943,706

Financial Services 7.4%
Acadian Asset Management, Inc.	54,654	1,645,632
AGNC Investment Corp.	1,297,216	11,597,111
Apollo Commercial Real Estate Finance, Inc.	896,564	8,813,224
Apollo Global Management, Inc.	123,829	16,183,212
Arbor Realty Trust, Inc. (a)	708,870	6,790,975
ARES Management Corp., Class A	85,413	14,135,851
Artisan Partners Asset Management, Inc., Class A	301,963	12,169,109
B Riley Financial, Inc. *(a)	224,358	684,292
BGC Group, Inc., Class A	906,779	8,414,909
Blackstone Mortgage Trust, Inc., Class A	810,563	15,311,535
BrightSpire Capital, Inc.	222,706	1,126,892
Chimera Investment Corp.	912,527	12,027,106
Claros Mortgage Trust, Inc.	1,146,500	2,946,505
Cohen & Steers, Inc.	60,618	4,657,887
Coinbase Global, Inc., Class A *	28,627	7,059,991
Credit Acceptance Corp. *	28,853	13,771,537
DigitalBridge Group, Inc.	1,268,388	14,028,371
Donnelley Financial Solutions, Inc. *	104,930	5,716,586
Enact Holdings, Inc.	26,032	921,533
Encore Capital Group, Inc. *	236,764	8,973,356
Enova International, Inc. *	136,492	12,648,714
Essent Group Ltd.	276,617	16,043,786
Euronet Worldwide, Inc. *	168,952	18,294,123
EZCORP, Inc., Class A *	73,423	987,539
FactSet Research Systems, Inc.	41,973	19,234,547
Federal Agricultural Mortgage Corp., Class C	20,142	3,754,872
Federated Hermes, Inc.	467,118	19,712,380
FirstCash Holdings, Inc.	142,491	18,226,024
Franklin BSP Realty Trust, Inc.	421,859	4,653,105
Green Dot Corp., Class A *	116,393	1,075,471
Hamilton Lane, Inc., Class A	6,581	980,569
SECURITY	NUMBER OF SHARES	VALUE ($)
Houlihan Lokey, Inc.	89,072	15,559,097
Interactive Brokers Group, Inc., Class A	50,667	10,623,857
Janus Henderson Group PLC	109,944	3,994,266
KKR Real Estate Finance Trust, Inc.	93,692	836,670
Ladder Capital Corp.	570,964	6,006,541
LendingClub Corp. *	68,443	686,483
loanDepot, Inc., Class A *	481,673	630,992
MarketAxess Holdings, Inc.	54,839	11,867,708
MFA Financial, Inc.	761,802	7,084,759
Moelis & Co., Class A	225,647	12,886,700
Morningstar, Inc.	28,875	8,905,627
Mr. Cooper Group, Inc. *	204,993	26,552,743
Navient Corp.	365,176	4,907,965
NCR Atleos Corp. *	141,214	3,743,583
Nelnet, Inc., Class A	49,430	5,742,777
New York Mortgage Trust, Inc.	223,802	1,461,427
NMI Holdings, Inc., Class A *	172,025	6,832,833
Oppenheimer Holdings, Inc., Class A	16,142	1,053,911
Paysafe Ltd. *	58,064	717,090
PennyMac Financial Services, Inc.	155,058	14,885,568
PennyMac Mortgage Investment Trust	587,346	7,212,609
Piper Sandler Cos.	40,668	10,225,969
PJT Partners, Inc., Class A	31,537	4,751,364
PRA Group, Inc. *	59,884	849,754
PROG Holdings, Inc.	314,385	9,063,720
Radian Group, Inc.	636,872	21,749,179
Ready Capital Corp.	780,042	3,486,788
Redwood Trust, Inc.	184,112	1,003,410
Regional Management Corp.	28,569	755,650
Rocket Cos., Inc., Class A (a)	365,974	4,666,169
Shift4 Payments, Inc., Class A *	6,602	625,804
Stifel Financial Corp.	218,838	20,618,916
Toast, Inc., Class A *	193,356	8,155,756
TPG RE Finance Trust, Inc.	105,276	808,520
TPG, Inc.	128,515	6,185,427
Tradeweb Markets, Inc., Class A	65,910	9,520,699
Two Harbors Investment Corp.	465,587	4,930,566
Victory Capital Holdings, Inc., Class A	98,983	6,137,936
Virtu Financial, Inc., Class A	504,775	20,286,907
Virtus Investment Partners, Inc.	33,606	5,736,544
Walker & Dunlop, Inc.	137,090	9,389,294
WEX, Inc. *	83,054	11,040,368
World Acceptance Corp. *	6,619	1,022,503
		595,791,193

Food, Beverage & Tobacco 2.1%
B&G Foods, Inc.	432,296	1,819,966
Boston Beer Co., Inc., Class A *	37,762	8,679,596
Calavo Growers, Inc.	50,835	1,400,504
Cal-Maine Foods, Inc.	203,829	19,553,316
Coca-Cola Consolidated, Inc.	104,245	11,951,689
Fresh Del Monte Produce, Inc.	655,006	23,134,812
Hain Celestial Group, Inc. *	717,571	1,341,858
J&J Snack Foods Corp.	39,208	4,515,585
John B Sanfilippo & Son, Inc.	57,766	3,589,579
Lancaster Colony Corp.	55,156	9,233,114
MGP Ingredients, Inc.	24,826	730,381
Nomad Foods Ltd.	952,597	16,670,448
Pilgrim's Pride Corp.	193,988	9,536,450
Seaboard Corp.	4,466	11,956,286
Seneca Foods Corp., Class A *	14,918	1,406,917
Simply Good Foods Co. *	175,458	6,055,056
TreeHouse Foods, Inc. *	417,316	9,372,917
Universal Corp.	281,865	18,431,152
WK Kellogg Co.	552,876	9,354,662
		168,734,288

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 4.5%
Acadia Healthcare Co., Inc. *	366,914	8,306,933
AdaptHealth Corp. *	269,195	2,417,371
Addus HomeCare Corp. *	42,965	4,765,248
agilon health, Inc. *	1,911,569	4,243,683
Amedisys, Inc. *	134,097	12,614,505
AMN Healthcare Services, Inc. *	390,824	8,250,295
Astrana Health, Inc. *	102,022	2,529,125
Avanos Medical, Inc. *	79,869	1,003,953
BrightSpring Health Services, Inc. *	41,218	981,401
Brookdale Senior Living, Inc. *	1,127,661	7,341,073
Chemed Corp.	38,319	22,027,294
Claritev Corp. *	50,128	1,927,422
Clover Health Investments Corp. *	182,742	573,810
Concentra Group Holdings Parent, Inc.	445,625	9,638,869
CONMED Corp.	93,480	5,304,990
Cross Country Healthcare, Inc. *	116,087	1,530,027
Dexcom, Inc. *	186,332	15,987,286
Embecta Corp.	137,215	1,444,874
Enhabit, Inc. *	150,041	1,575,431
Enovis Corp. *	272,848	8,540,142
Ensign Group, Inc.	91,141	13,421,424
Envista Holdings Corp. *	1,044,494	19,082,905
Evolent Health, Inc., Class A *	104,443	778,100
Fulgent Genetics, Inc. *	61,388	1,271,959
Globus Medical, Inc., Class A *	121,878	7,212,740
Haemonetics Corp. *	117,302	7,942,518
HealthEquity, Inc. *	67,004	6,741,272
ICU Medical, Inc. *	67,347	9,082,416
Insulet Corp. *	18,567	6,034,832
Integer Holdings Corp. *	72,694	8,633,139
Integra LifeSciences Holdings Corp. *	412,144	5,217,743
Lantheus Holdings, Inc. *	14,846	1,121,764
LivaNova PLC *	96,944	4,192,828
Masimo Corp. *	91,442	14,859,325
Merit Medical Systems, Inc. *	81,031	7,700,376
National HealthCare Corp.	62,837	6,543,845
Neogen Corp. *	366,582	2,148,171
OmniAb, Inc., Class A *(b)	9,356	0
OmniAb, Inc., Class B *(b)	9,356	0
Omnicell, Inc. *	160,811	4,883,830
Option Care Health, Inc. *	506,647	16,557,224
Owens & Minor, Inc. *	1,610,263	10,627,736
Pediatrix Medical Group, Inc. *	175,555	2,484,103
Penumbra, Inc. *	19,054	5,086,846
Premier, Inc., Class A	993,513	22,830,929
Privia Health Group, Inc. *	195,410	4,447,532
QuidelOrtho Corp. *	291,261	8,932,975
RadNet, Inc. *	16,470	946,860
Select Medical Holdings Corp.	535,705	8,190,929
Surgery Partners, Inc. *	218,487	5,158,478
Teladoc Health, Inc. *	840,054	5,813,174
Varex Imaging Corp. *	75,777	581,210
Veeva Systems, Inc., Class A *	68,806	19,245,038
Waystar Holding Corp. *	17,966	718,281
Zimvie, Inc. *	126,232	1,153,761
		360,647,995

Household & Personal Products 1.1%
BellRing Brands, Inc. *	59,038	3,716,442
Central Garden & Pet Co. *	42,436	1,530,242
Central Garden & Pet Co., Class A *	338,115	10,809,537
Coty, Inc., Class A *	1,099,218	5,419,145
Edgewell Personal Care Co.	344,320	9,510,118
elf Beauty, Inc. *	11,743	1,320,970
Energizer Holdings, Inc.	314,903	7,334,091
Herbalife Ltd. *	1,753,102	13,691,727
SECURITY	NUMBER OF SHARES	VALUE ($)
Interparfums, Inc.	30,318	4,129,918
Medifast, Inc. *	137,036	1,928,096
Nu Skin Enterprises, Inc., Class A	514,019	4,435,984
Reynolds Consumer Products, Inc.	231,676	5,115,406
Spectrum Brands Holdings, Inc.	231,453	13,371,040
USANA Health Sciences, Inc. *	47,444	1,417,152
WD-40 Co.	19,868	4,840,441
		88,570,309

Insurance 1.6%
AMERISAFE, Inc.	23,404	1,110,988
Brighthouse Financial, Inc. *	31,716	1,896,934
CNA Financial Corp.	102,742	4,922,369
Employers Holdings, Inc.	151,311	7,364,306
Erie Indemnity Co., Class A	30,384	10,892,968
Hanover Insurance Group, Inc.	29,821	5,247,899
Horace Mann Educators Corp.	151,120	6,563,142
Kemper Corp.	297,504	18,959,930
Kinsale Capital Group, Inc.	8,995	4,245,550
Mercury General Corp.	119,189	7,685,307
ProAssurance Corp. *	56,753	1,316,102
RLI Corp.	162,318	12,477,385
Safety Insurance Group, Inc.	84,338	6,927,523
Selective Insurance Group, Inc.	167,403	14,734,812
Stewart Information Services Corp.	222,239	13,409,901
White Mountains Insurance Group Ltd.	7,726	13,789,365
		131,544,481

Materials 5.1%
AdvanSix, Inc.	69,154	1,625,811
Alpha Metallurgical Resources, Inc. *	54,584	6,115,591
Ardagh Metal Packaging SA	308,390	1,202,721
Ashland, Inc.	175,677	8,697,768
Avient Corp.	385,259	13,919,408
Balchem Corp.	47,689	7,949,756
Cabot Corp.	184,603	13,787,998
Carpenter Technology Corp.	78,816	18,521,760
Clearwater Paper Corp. *	79,103	2,277,375
Coeur Mining, Inc. *	709,225	5,730,538
Compass Minerals International, Inc. *	157,776	3,030,877
Ecovyst, Inc. *	974,283	7,258,408
Element Solutions, Inc.	685,355	14,652,890
Ferroglobe PLC	266,142	966,095
Greif, Inc., Class A	274,117	15,240,905
Hawkins, Inc.	45,444	6,066,320
HB Fuller Co.	240,546	13,427,278
Hecla Mining Co.	1,271,809	6,537,098
Ingevity Corp. *	265,852	10,998,297
Innospec, Inc.	103,107	8,772,344
Kaiser Aluminum Corp.	118,907	8,631,459
Knife River Corp. *	161,326	15,180,777
Koppers Holdings, Inc.	195,776	6,014,239
LSB Industries, Inc. *	108,626	822,299
Magnera Corp. *	37,942	456,063
Materion Corp.	68,323	5,290,250
Mativ Holdings, Inc.	227,208	1,299,630
Metallus, Inc. *	107,291	1,355,085
Minerals Technologies, Inc.	173,490	9,850,762
MP Materials Corp. *	202,737	4,417,639
Myers Industries, Inc.	86,249	1,094,500
NewMarket Corp.	27,444	17,675,583
Olympic Steel, Inc.	60,229	1,785,790
Orion SA	442,537	4,819,228
Perimeter Solutions, Inc. *	19,834	239,396
Quaker Chemical Corp.	44,672	4,844,232
Radius Recycling, Inc., Class A	236,626	7,006,496
Rayonier Advanced Materials, Inc. *	218,421	840,921

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Royal Gold, Inc.	80,714	14,376,778
Ryerson Holding Corp.	762,915	15,838,115
Scotts Miracle-Gro Co.	203,332	12,110,454
Sensient Technologies Corp.	162,383	15,350,065
Silgan Holdings, Inc.	388,641	21,402,460
Southern Copper Corp.	181,597	16,508,983
Stepan Co.	186,292	10,113,793
SunCoke Energy, Inc.	238,099	1,938,126
Sylvamo Corp.	185,724	9,837,800
Tredegar Corp. *	116,145	973,295
TriMas Corp.	235,816	6,218,468
Trinseo PLC	268,136	812,452
Tronox Holdings PLC	1,475,792	8,382,499
Warrior Met Coal, Inc.	324,330	14,740,798
Worthington Steel, Inc.	107,577	2,678,667
		409,686,340

Media & Entertainment 2.9%
Advantage Solutions, Inc. *	375,500	446,845
AMC Entertainment Holdings, Inc., Class A *	733,614	2,611,666
AMC Networks, Inc., Class A *	325,483	2,151,443
Angi, Inc. *	142,644	2,232,379
Cable One, Inc.	39,112	5,723,259
Cargurus, Inc. *	198,058	6,207,138
Cars.com, Inc. *	230,081	2,358,330
Cinemark Holdings, Inc.	250,647	8,464,349
Clear Channel Outdoor Holdings, Inc. *	704,975	754,323
EchoStar Corp., Class A *	526,796	9,340,093
EW Scripps Co., Class A *	1,098,480	2,438,626
Gannett Co., Inc. *	361,444	1,279,512
Gray Media, Inc.	990,747	3,933,266
IAC, Inc. *	273,763	9,844,517
iHeartMedia, Inc., Class A *	1,045,959	1,370,206
John Wiley & Sons, Inc., Class A	249,393	9,756,254
Liberty Broadband Corp., Class C *	111,362	10,445,756
Liberty Media Corp.-Liberty Formula One, Class C *	204,364	19,727,257
Lionsgate Studios Corp. *	515,272	3,725,416
Live Nation Entertainment, Inc. *	36,753	5,042,144
Match Group, Inc.	568,135	17,009,962
New York Times Co., Class A	303,211	17,319,412
Pinterest, Inc., Class A *	325,049	10,112,274
Roku, Inc. *	127,265	9,221,622
Scholastic Corp.	317,759	5,487,698
Shutterstock, Inc.	127,563	2,353,537
Sinclair, Inc.	335,187	4,702,674
Sirius XM Holdings, Inc.	163,888	3,553,092
Snap, Inc., Class A *	703,047	5,800,138
Starz Entertainment Corp. *	34,880	731,085
Thryv Holdings, Inc. *	85,170	1,132,761
TKO Group Holdings, Inc.	33,084	5,220,986
Trade Desk, Inc., Class A *	66,962	5,036,882
TripAdvisor, Inc. *	420,418	5,986,752
Warner Music Group Corp., Class A	131,556	3,462,554
WideOpenWest, Inc. *	192,508	810,459
Yelp, Inc. *	402,908	15,378,998
Ziff Davis, Inc. *	306,485	9,942,373
ZoomInfo Technologies, Inc. *	533,168	5,091,754
		236,207,792

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Amneal Pharmaceuticals, Inc. *	112,944	826,750
Azenta, Inc. *	110,519	2,953,068
BioMarin Pharmaceutical, Inc. *	169,774	9,858,776
Bio-Rad Laboratories, Inc., Class A *	58,055	13,174,421
Bio-Techne Corp.	159,423	7,716,073
SECURITY	NUMBER OF SHARES	VALUE ($)
Bruker Corp.	203,288	7,460,670
Charles River Laboratories International, Inc. *	81,385	11,038,248
Collegium Pharmaceutical, Inc. *	26,894	783,691
Corcept Therapeutics, Inc. *	129,588	10,050,845
Elanco Animal Health, Inc. *	1,149,247	15,445,880
Emergent BioSolutions, Inc. *	217,225	1,372,862
Exact Sciences Corp. *	104,171	5,862,744
Exelixis, Inc. *	470,597	20,254,495
Fortrea Holdings, Inc. *	269,822	1,160,235
Halozyme Therapeutics, Inc. *	118,105	6,622,147
Incyte Corp. *	296,787	19,308,962
Innoviva, Inc. *	70,470	1,379,098
Ironwood Pharmaceuticals, Inc. *	1,055,085	632,101
Jazz Pharmaceuticals PLC *	153,258	16,562,592
Medpace Holdings, Inc. *	16,173	4,769,418
Myriad Genetics, Inc. *	192,397	806,143
Neurocrine Biosciences, Inc. *	70,619	8,687,549
Pacira BioSciences, Inc. *	38,639	998,432
Prestige Consumer Healthcare, Inc. *	120,779	10,347,137
Repligen Corp. *	33,752	3,985,099
Royalty Pharma PLC, Class A	737,875	24,261,330
Sotera Health Co. *	71,224	871,782
Supernus Pharmaceuticals, Inc. *	141,645	4,490,146
United Therapeutics Corp. *	50,737	16,177,492
Vir Biotechnology, Inc. *	388,037	1,916,903
		229,775,089

Real Estate Management & Development 1.2%
Anywhere Real Estate, Inc. *	1,137,983	3,971,561
Compass, Inc., Class A *	2,265,652	13,390,003
CoStar Group, Inc. *	253,292	18,632,160
Cushman & Wakefield PLC *	1,161,457	11,649,414
eXp World Holdings, Inc.	704,693	6,003,984
Howard Hughes Holdings, Inc. *	58,329	3,984,454
Kennedy-Wilson Holdings, Inc.	698,801	4,451,362
Marcus & Millichap, Inc.	133,918	3,858,178
Newmark Group, Inc., Class A	661,485	7,282,950
Opendoor Technologies, Inc. *	5,396,495	3,519,594
Seaport Entertainment Group, Inc. *	2,521	49,260
Zillow Group, Inc., Class C *	286,903	19,254,060
		96,046,980

Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc. *	47,247	1,197,711
Alpha & Omega Semiconductor Ltd. *	24,145	512,357
Amkor Technology, Inc.	768,309	13,844,928
Axcelis Technologies, Inc. *	70,028	3,945,378
Cirrus Logic, Inc. *	174,525	17,166,279
Cohu, Inc. *	228,963	3,908,398
Diodes, Inc. *	246,912	10,962,893
Enphase Energy, Inc. *	115,275	4,771,232
Entegris, Inc.	168,568	11,587,364
First Solar, Inc. *	86,319	13,645,308
FormFactor, Inc. *	151,603	4,525,350
GLOBALFOUNDRIES, Inc. *	195,504	6,999,043
Ichor Holdings Ltd. *	162,863	2,569,978
Lattice Semiconductor Corp. *	107,601	4,835,589
MACOM Technology Solutions Holdings, Inc. *	8,008	973,853
MaxLinear, Inc. *	303,119	3,452,525
MKS, Inc.	46,894	3,854,218
Monolithic Power Systems, Inc.	19,531	12,927,569
Onto Innovation, Inc. *	40,518	3,725,225
Penguin Solutions, Inc. *	238,810	4,241,266
Photronics, Inc. *	300,152	5,015,540
Power Integrations, Inc.	157,114	7,813,279

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rambus, Inc. *	84,945	4,542,009
Semtech Corp. *	151,505	5,655,682
Silicon Laboratories, Inc. *	132,545	15,975,649
Synaptics, Inc. *	120,950	7,107,022
Ultra Clean Holdings, Inc. *	217,429	4,211,600
Universal Display Corp.	45,952	6,587,219
Wolfspeed, Inc. *(a)	208,828	248,505
		186,802,969

Software & Services 4.5%
ACI Worldwide, Inc. *	242,636	11,224,341
Alarm.com Holdings, Inc. *	63,463	3,642,776
AppLovin Corp., Class A *	44,679	17,558,847
Bentley Systems, Inc., Class B	101,730	4,855,573
Blackbaud, Inc. *	70,090	4,361,701
CCC Intelligent Solutions Holdings, Inc. *	117,616	1,032,668
Commvault Systems, Inc. *	51,128	9,364,093
Consensus Cloud Solutions, Inc. *	28,897	634,867
Crowdstrike Holdings, Inc., Class A *	2,514	1,185,024
Datadog, Inc., Class A *	6,538	770,699
DigitalOcean Holdings, Inc. *	19,876	562,491
Docusign, Inc. *	11,329	1,003,863
Dolby Laboratories, Inc., Class A	186,528	13,851,569
Dropbox, Inc., Class A *	774,830	22,361,594
Dynatrace, Inc. *	87,155	4,707,242
Fair Isaac Corp. *	10,481	18,093,141
Globant SA *	11,294	1,107,828
Guidewire Software, Inc. *	28,727	6,176,880
HubSpot, Inc. *	1,140	672,486
InterDigital, Inc.	48,765	10,594,684
LiveRamp Holdings, Inc. *	312,078	10,167,501
Manhattan Associates, Inc. *	37,664	7,110,210
NCR Voyix Corp. *	1,151,704	12,772,397
Okta, Inc. *	59,457	6,134,179
Palantir Technologies, Inc., Class A *	165,575	21,819,474
Progress Software Corp.	87,215	5,368,955
PTC, Inc. *	66,500	11,193,280
Qualys, Inc. *	49,544	6,864,321
RingCentral, Inc., Class A *	163,003	4,226,668
ServiceNow, Inc. *	21,271	21,506,895
Snowflake, Inc., Class A *	32,985	6,784,025
SPS Commerce, Inc. *	21,419	3,014,938
Teradata Corp. *	536,686	11,785,625
Twilio, Inc., Class A *	176,046	20,720,614
Tyler Technologies, Inc. *	19,522	11,263,999
Unisys Corp. *	151,652	723,380
Unity Software, Inc. *	111,496	2,907,816
Verint Systems, Inc. *	153,996	2,701,090
VeriSign, Inc.	111,602	30,408,197
Workday, Inc., Class A *	54,398	13,474,929
Zoom Communications, Inc., Class A *	210,237	17,081,756
		361,792,616

Technology Hardware & Equipment 3.7%
Advanced Energy Industries, Inc.	94,543	10,851,645
Badger Meter, Inc.	25,951	6,441,557
Belden, Inc.	119,913	12,734,761
Benchmark Electronics, Inc.	306,211	11,182,826
Calix, Inc. *	116,872	5,404,161
Cognex Corp.	384,048	11,509,919
Coherent Corp. *	49,821	3,767,962
CommScope Holding Co., Inc. *	846,832	5,114,865
Crane NXT Co.	126,957	6,806,165
CTS Corp.	98,287	3,999,298
ePlus, Inc. *	121,327	8,659,108
Ingram Micro Holding Corp.	71,800	1,373,534
IPG Photonics Corp. *	174,101	11,535,932
SECURITY	NUMBER OF SHARES	VALUE ($)
Itron, Inc. *	98,486	11,384,982
Kimball Electronics, Inc. *	78,425	1,419,492
Knowles Corp. *	372,763	6,117,041
Littelfuse, Inc.	73,312	15,033,359
Lumentum Holdings, Inc. *	248,594	17,968,374
Methode Electronics, Inc.	165,462	1,315,423
NETGEAR, Inc. *	46,791	1,372,380
NetScout Systems, Inc. *	436,539	9,970,551
Novanta, Inc. *	29,842	3,695,036
OSI Systems, Inc. *	52,061	11,407,086
PC Connection, Inc.	112,592	7,363,517
Plexus Corp. *	123,835	16,254,582
Pure Storage, Inc., Class A *	106,654	5,715,588
Rogers Corp. *	77,287	5,144,996
ScanSource, Inc. *	75,425	3,045,661
Super Micro Computer, Inc. *	386,584	15,471,092
TTM Technologies, Inc. *	681,950	20,363,027
Viasat, Inc. *	1,175,826	10,264,961
Viavi Solutions, Inc. *	1,042,657	9,498,605
Vishay Intertechnology, Inc.	890,118	12,523,960
Vontier Corp.	415,392	14,850,264
		299,561,710

Telecommunication Services 0.4%
Cogent Communications Holdings, Inc.	93,314	4,265,383
GCI Liberty, Inc. *(b)	31,423	0
IDT Corp., Class B	19,111	1,177,046
IHS Holding Ltd. *	394,878	2,191,573
Iridium Communications, Inc.	312,734	7,943,444
Liberty Latin America Ltd., Class C *	1,938,754	9,693,770
Shenandoah Telecommunications Co.	82,905	1,042,945
U.S. Cellular Corp. *	85,731	5,312,750
		31,626,911

Transportation 2.3%
Allegiant Travel Co. *	150,566	8,368,458
American Airlines Group, Inc. *	273,899	3,125,188
ArcBest Corp.	178,983	11,220,444
Covenant Logistics Group, Inc., Class A	30,918	701,839
Forward Air Corp. *	439,051	7,367,276
Genco Shipping & Trading Ltd.	99,082	1,311,846
Global Ship Lease, Inc., Class A	60,541	1,504,444
Heartland Express, Inc.	393,671	3,523,355
JetBlue Airways Corp. *	3,341,386	16,873,999
Kirby Corp. *	135,534	14,995,482
Lyft, Inc., Class A *	210,909	3,214,253
Marten Transport Ltd.	442,902	5,775,442
RXO, Inc. *	624,774	9,702,740
Saia, Inc. *	43,660	11,544,141
Schneider National, Inc., Class B	371,094	8,598,248
SkyWest, Inc. *	228,065	23,137,194
Southwest Airlines Co.	124,477	4,155,042
Sun Country Airlines Holdings, Inc. *	49,288	570,755
United Airlines Holdings, Inc. *	319,727	25,400,712
Werner Enterprises, Inc.	144,988	3,762,439
XPO, Inc. *	146,340	16,657,882
		181,511,179

Utilities 3.7%
ALLETE, Inc.	241,728	15,721,989
American States Water Co.	74,482	5,874,395
Avista Corp.	410,508	15,808,663
Black Hills Corp.	360,866	21,099,835
California Water Service Group	151,473	7,157,099
Chesapeake Utilities Corp.	49,963	6,104,979
Clearway Energy, Inc., Class C	358,839	11,041,476

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Utilities, Inc.	443,198	17,076,419
H2O America	96,815	5,080,851
Hawaiian Electric Industries, Inc. *	1,740,142	18,584,717
IDACORP, Inc.	167,082	19,874,404
MDU Resources Group, Inc.	181,083	3,112,817
MGE Energy, Inc.	82,215	7,425,659
New Jersey Resources Corp.	361,055	16,568,814
Northwest Natural Holding Co.	208,198	8,529,872
Northwestern Energy Group, Inc.	300,033	16,600,826
ONE Gas, Inc.	255,762	19,120,767
Ormat Technologies, Inc.	119,573	8,887,861
Otter Tail Corp.	129,428	9,989,253
Southwest Gas Holdings, Inc.	298,896	21,469,700
Spire, Inc.	271,985	20,475,031
Talen Energy Corp. *	10,187	2,485,119
TXNM Energy, Inc.	409,992	23,242,446
Unitil Corp.	16,956	929,697
		302,262,689
Total Common Stocks (Cost $7,661,535,190)		8,050,495,680

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)	6,899,688	6,899,688
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)(d)	15,920,343	15,920,343
		22,820,031
Total Short-Term Investments (Cost $22,820,031)		22,820,031
Total Investments in Securities (Cost $7,684,355,221)		8,073,315,711

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/20/25	102	10,548,330	78,414

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,930,917.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at May 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/25	BALANCE OF SHARES HELD AT 5/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	$16,173,738	$1,939,129	($2,091,516 )	$146,474	$4,412,065	$—	—	$98,464

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$7,658,220,774	$—	$—	$7,658,220,774
Health Care Equipment & Services	360,647,995	—	0 *	360,647,995
Telecommunication Services	31,626,911	—	0 *	31,626,911
Short-Term Investments [1]	22,820,031	—	—	22,820,031
Futures Contracts [2]	78,414	—	—	78,414
Total	$8,073,394,125	$—	$0	$8,073,394,125

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Equity ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.0% OF NET ASSETS

Australia 4.4%
AGL Energy Ltd.	1,129,593	7,378,537
Ampol Ltd.	412,983	6,785,240
ANZ Group Holdings Ltd.	1,925,364	35,982,531
APA Group	1,014,152	5,410,530
Aristocrat Leisure Ltd.	147,171	5,910,022
Aurizon Holdings Ltd.	2,641,729	5,015,249
BHP Group Ltd.	4,974,828	122,459,295
BlueScope Steel Ltd.	919,198	13,457,758
Brambles Ltd.	815,557	12,171,310
Coles Group Ltd.	1,109,364	15,420,912
Commonwealth Bank of Australia	582,394	65,945,992
Computershare Ltd.	182,551	4,725,073
CSL Ltd.	103,150	16,395,733
Downer EDI Ltd.	1,572,111	6,151,330
Dyno Nobel Ltd.	2,252,106	3,884,238
Endeavour Group Ltd.	1,600,003	4,190,805
Fortescue Ltd.	1,868,294	18,504,020
Goodman Group	157,284	3,332,166
Insurance Australia Group Ltd.	1,103,291	6,134,597
JB Hi-Fi Ltd.	105,642	7,329,560
Lendlease Corp. Ltd.	1,284,429	4,827,310
Macquarie Group Ltd.	139,661	19,252,943
Medibank Pvt Ltd.	2,139,619	6,568,059
Metcash Ltd.	1,939,957	4,219,792
Mineral Resources Ltd. *	121,713	1,738,107
Mirvac Group	2,069,800	3,076,965
National Australia Bank Ltd.	1,505,589	36,819,024
Northern Star Resources Ltd.	364,954	4,927,491
Orica Ltd.	324,486	3,923,783
Origin Energy Ltd.	1,137,936	7,923,688
QBE Insurance Group Ltd.	688,619	10,263,602
Ramsay Health Care Ltd.	189,342	4,666,895
Rio Tinto Ltd.	484,777	35,147,464
Santos Ltd.	2,420,998	10,267,438
Scentre Group	2,447,629	5,780,879
Sims Ltd.	357,187	3,480,197
Sonic Healthcare Ltd.	438,211	7,521,224
South32 Ltd.	5,254,367	10,313,415
Stockland	1,478,061	5,193,585
Suncorp Group Ltd.	675,440	8,967,435
Telstra Group Ltd.	4,486,041	13,799,819
Transurban Group	921,449	8,408,718
Treasury Wine Estates Ltd.	343,674	1,866,687
Viva Energy Group Ltd.	2,111,827	2,541,454
Wesfarmers Ltd.	516,631	27,602,310
Westpac Banking Corp.	1,973,221	41,346,844
Whitehaven Coal Ltd.	1,089,630	3,898,846
Woodside Energy Group Ltd.	1,490,990	21,349,465
Woolworths Group Ltd.	873,731	17,908,921
Worley Ltd.	571,267	4,786,658
		704,973,916

Austria 0.5%
ams-OSRAM AG *	360,147	3,493,849
BAWAG Group AG *	63,221	7,858,997
Erste Group Bank AG	219,630	17,665,386
SECURITY	NUMBER OF SHARES	VALUE ($)
OMV AG	394,080	21,071,572
Raiffeisen Bank International AG	283,350	8,646,575
voestalpine AG	376,939	9,919,188
Wienerberger AG	139,588	5,166,035
		73,821,602

Belgium 0.6%
Ageas SA	176,903	11,537,637
Anheuser-Busch InBev SA	676,067	47,616,027
KBC Group NV	171,159	16,897,051
Proximus SADP	663,026	5,776,976
Syensqo SA	55,216	4,231,169
UCB SA	35,059	6,364,138
Umicore SA	816,566	8,945,616
		101,368,614

Canada 8.1%
Agnico Eagle Mines Ltd.	108,579	12,774,883
Algonquin Power & Utilities Corp.	807,395	4,415,877
Alimentation Couche-Tard, Inc.	696,786	36,056,819
AltaGas Ltd.	231,915	6,466,869
ARC Resources Ltd.	376,849	7,860,671
Atco Ltd., Class I	163,500	6,121,663
AtkinsRealis Group, Inc.	66,641	4,362,115
B2Gold Corp.	1,506,428	5,050,826
Bank of Montreal	394,224	42,253,748
Bank of Nova Scotia	989,516	52,845,674
Barrick Mining Corp.	1,402,598	26,849,252
Bausch Health Cos., Inc. *	676,752	3,061,491
BCE, Inc.	611,190	13,291,088
Brookfield Corp.	770,028	44,383,228
Brookfield Infrastructure Corp., Class A (a)	13,229	522,925
Canadian Imperial Bank of Commerce	537,862	36,548,563
Canadian National Railway Co.	261,734	27,461,178
Canadian Natural Resources Ltd.	1,624,167	49,222,909
Canadian Pacific Kansas City Ltd.	224,410	18,294,568
Canadian Tire Corp. Ltd., Class A	87,295	11,071,948
Capital Power Corp.	31,009	1,241,082
CCL Industries, Inc., Class B	83,926	4,884,976
Cenovus Energy, Inc.	1,545,198	20,318,688
CGI, Inc.	110,467	11,852,938
Constellation Software, Inc.	1,522	5,507,914
Dollarama, Inc.	47,763	6,131,255
Element Fleet Management Corp.	51,283	1,219,647
Emera, Inc.	228,141	10,438,452
Empire Co. Ltd., Class A	276,828	10,664,809
Enbridge, Inc.	1,460,131	67,826,879
Fairfax Financial Holdings Ltd.	11,012	18,701,699
Finning International, Inc.	168,111	6,194,046
First Quantum Minerals Ltd. *	638,563	9,441,788
Fortis, Inc.	324,324	15,815,793
Franco-Nevada Corp.	28,939	4,865,507
George Weston Ltd.	65,554	13,173,257
Gildan Activewear, Inc.	110,597	5,139,931
Great-West Lifeco, Inc. (a)	151,572	5,742,307
Hydro One Ltd.	159,190	5,850,300
iA Financial Corp., Inc.	56,236	5,714,603

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Imperial Oil Ltd.	174,609	12,442,772
Intact Financial Corp.	56,529	12,800,687
Keyera Corp.	157,813	4,801,133
Kinross Gold Corp.	802,006	11,817,624
Linamar Corp.	95,493	4,357,417
Loblaw Cos. Ltd.	118,065	19,881,152
Lundin Mining Corp.	465,006	4,393,198
Magna International, Inc.	797,813	28,907,992
Manulife Financial Corp.	1,068,433	33,957,978
MEG Energy Corp.	232,620	4,063,808
Methanex Corp.	95,545	3,120,092
Metro, Inc.	196,715	15,314,283
National Bank of Canada	146,018	14,344,268
Northland Power, Inc.	160,802	2,392,821
Nutrien Ltd.	860,180	50,724,313
Onex Corp.	79,864	5,917,121
Open Text Corp.	178,304	5,039,378
Parkland Corp.	214,750	6,050,704
Pembina Pipeline Corp.	340,314	12,729,444
Power Corp. of Canada	415,197	16,037,756
Quebecor, Inc., Class B	176,322	4,951,302
Restaurant Brands International, Inc.	103,099	7,346,914
Rogers Communications, Inc., Class B	320,477	8,586,765
Royal Bank of Canada	598,493	75,713,206
Saputo, Inc.	344,160	6,618,125
Shopify, Inc., Class A *	6,645	708,697
South Bow Corp.	70,982	1,836,307
Sun Life Financial, Inc.	298,488	19,190,763
Suncor Energy, Inc.	1,553,275	55,117,850
TC Energy Corp.	624,981	31,609,279
Teck Resources Ltd., Class B	388,861	14,384,138
TELUS Corp.	669,661	10,948,747
TFI International, Inc.	42,965	3,702,624
Thomson Reuters Corp.	33,044	6,552,803
Toromont Industries Ltd.	41,239	3,569,478
Toronto-Dominion Bank	1,098,695	75,728,808
Tourmaline Oil Corp.	183,448	8,256,127
Vermilion Energy, Inc.	354,809	2,312,149
Waste Connections, Inc.	54,384	10,689,712
West Fraser Timber Co. Ltd.	144,195	10,602,651
Wheaton Precious Metals Corp.	61,580	5,325,632
Whitecap Resources, Inc. (a)	1,373,910	8,553,525
WSP Global, Inc.	39,287	8,035,127
		1,289,076,836

China 0.1%
China Gas Holdings Ltd.	5,726,154	5,228,464
GCL Technology Holdings Ltd. *(a)	18,245,606	1,907,964
Kingboard Holdings Ltd.	2,074,208	5,898,686
SITC International Holdings Co. Ltd.	1,425,057	4,552,375
		17,587,489

Denmark 0.9%
AP Moller - Maersk AS, Class A	8,359	14,935,077
AP Moller - Maersk AS, Class B	13,044	23,593,645
Carlsberg AS, Class B	70,762	10,114,473
Coloplast AS, Class B	32,404	3,134,495
Danske Bank AS	308,953	11,806,582
DSV AS	93,595	22,050,003
Genmab AS *	4,153	871,904
ISS AS	43,900	1,179,218
Novo Nordisk AS, Class B	372,666	25,729,168
Novonesis Novozymes B, Class B	81,783	5,747,805
Orsted AS *	119,244	4,869,028
Pandora AS	31,169	5,675,716
SECURITY	NUMBER OF SHARES	VALUE ($)
Rockwool AS, B Shares	62,375	2,955,592
Vestas Wind Systems AS	424,613	6,698,039
		139,360,745

Finland 1.0%
Elisa OYJ	96,075	5,060,810
Fortum OYJ (a)	531,841	9,177,345
Kesko OYJ, B Shares	423,352	10,237,003
Kone OYJ, B Shares	174,757	10,879,869
Metso OYJ	80,689	973,732
Neste OYJ	967,445	10,378,862
Nokia OYJ	5,301,454	27,540,552
Nordea Bank Abp	2,570,225	37,246,339
Outokumpu OYJ (a)	1,616,913	6,259,399
Sampo OYJ, A Shares	1,577,799	16,830,085
Stora Enso OYJ, R Shares	948,479	9,589,634
UPM-Kymmene OYJ	543,365	15,045,101
Wartsila OYJ Abp	223,188	4,466,988
		163,685,719

France 8.6%
Accor SA	88,189	4,680,451
Air Liquide SA	231,363	47,908,257
Alstom SA *	365,491	8,259,058
Arkema SA	109,848	7,843,943
AXA SA	1,372,648	64,684,995
Ayvens SA	731,589	7,441,608
BNP Paribas SA	1,144,244	100,205,120
Bollore SE	615,717	3,914,360
Bouygues SA	512,262	22,325,536
Bureau Veritas SA	127,244	4,345,170
Capgemini SE	90,962	15,102,454
Carrefour SA	1,824,681	27,270,898
Cie de Saint-Gobain SA	407,565	45,732,111
Cie Generale des Etablissements Michelin SCA	852,050	32,578,328
Credit Agricole SA	1,059,319	19,367,748
Danone SA	455,945	38,945,105
Dassault Systemes SE	113,933	4,268,302
Eiffage SA	147,371	20,260,390
Elis SA	172,802	4,704,241
Emeis SA *(a)	102,810	1,189,327
Engie SA	2,154,143	46,427,657
EssilorLuxottica SA	88,686	24,636,594
Eurazeo SE	34,314	2,397,679
Forvia SE	829,686	7,795,175
Hermes International SCA	2,853	7,863,974
Kering SA	69,539	13,606,817
Klepierre SA	83,738	3,275,891
Legrand SA	102,397	12,432,534
L'Oreal SA	79,189	33,478,513
Louis Hachette Group	502,178	935,815
LVMH Moet Hennessy Louis Vuitton SE	80,867	43,905,400
Orange SA	4,640,569	69,197,905
Pernod Ricard SA	115,326	11,916,691
Publicis Groupe SA	118,325	12,879,416
Renault SA	477,186	24,583,506
Rexel SA	458,665	12,876,901
Rubis SCA	175,599	5,717,324
Safran SA	76,678	22,754,536
Sanofi SA	783,970	77,892,992
Schneider Electric SE	168,732	42,400,269
SCOR SE	253,188	8,324,024
SEB SA	34,202	3,393,552
Societe Generale SA	1,473,015	80,016,720
Sodexo SA	51,597	3,564,320

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teleperformance SE	69,467	7,021,911
Thales SA	40,210	12,206,386
TotalEnergies SE	3,334,018	195,530,258
Unibail-Rodamco-Westfield *	57,504	5,448,389
Valeo SE	789,048	8,294,802
Veolia Environnement SA	689,859	23,714,165
Vinci SA	410,861	58,700,226
Vivendi SE *	388,541	1,309,600
Worldline SA *	104,936	623,043
		1,366,150,387

Germany 8.4%
adidas AG	88,780	22,122,861
Allianz SE	243,710	96,475,476
Aurubis AG (a)	103,121	9,049,368
BASF SE	1,788,435	86,085,627
Bayer AG	1,969,300	55,298,764
Bayerische Motoren Werke AG	691,108	61,275,743
Beiersdorf AG	32,226	4,413,929
BioNTech SE, ADR *	208,081	19,936,241
Brenntag SE	138,547	9,380,509
Commerzbank AG	472,945	14,383,845
Continental AG	251,219	22,045,686
Daimler Truck Holding AG	389,466	16,894,223
Deutsche Bank AG	1,266,863	35,034,713
Deutsche Boerse AG	39,643	12,758,841
Deutsche Lufthansa AG	1,488,757	11,908,528
Deutsche Post AG	1,480,864	66,186,928
Deutsche Telekom AG	3,449,860	130,339,611
E.ON SE	2,281,470	39,964,310
Evonik Industries AG	422,254	9,136,678
Freenet AG	135,848	4,484,761
Fresenius Medical Care AG	377,528	21,438,011
Fresenius SE & Co. KGaA	797,444	39,090,792
FUCHS SE	7,273	276,599
GEA Group AG	94,902	6,345,740
Hannover Rueck SE	25,785	8,149,444
Hapag-Lloyd AG (a)	48,083	7,882,253
Heidelberg Materials AG	148,621	29,096,115
Henkel AG & Co. KGaA	61,067	4,478,481
Infineon Technologies AG	468,557	18,231,883
K&S AG	489,802	8,913,447
KION Group AG	125,053	5,806,428
Lanxess AG	237,385	7,319,386
Mercedes-Benz Group AG	1,642,777	98,078,410
Merck KGaA	57,286	7,511,421
MTU Aero Engines AG	15,461	6,152,013
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	54,693	35,478,366
Puma SE	92,659	2,398,358
Rheinmetall AG	9,477	20,280,276
RWE AG	331,207	12,456,975
SAP SE	219,393	66,226,642
Schaeffler AG	393,114	1,892,239
Siemens AG	364,238	87,579,576
Siemens Energy AG *	315,462	30,619,973
Siemens Healthineers AG	99,699	5,272,079
Symrise AG	47,255	5,635,539
thyssenkrupp AG	3,349,335	32,631,627
Volkswagen AG	126,583	13,939,229
Vonovia SE (a)	387,686	12,688,679
Zalando SE *	157,488	5,622,892
		1,328,669,515

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.1%
AIA Group Ltd.	5,103,695	42,728,488
CK Asset Holdings Ltd.	2,155,885	8,935,257
CLP Holdings Ltd.	1,532,667	13,007,503
Galaxy Entertainment Group Ltd.	580,979	2,474,600
Hang Seng Bank Ltd.	518,770	7,263,991
HKT Trust & HKT Ltd.	3,470,933	5,001,759
Hong Kong & China Gas Co. Ltd.	7,324,306	6,444,862
Hong Kong Exchanges & Clearing Ltd.	164,760	8,316,214
Jardine Matheson Holdings Ltd.	292,831	13,030,979
Link REIT	1,167,682	6,202,084
MTR Corp. Ltd.	809,381	2,828,145
New World Development Co. Ltd. *(a)	8,134,401	4,968,888
Pacific Basin Shipping Ltd.	15,002,772	3,711,687
Sun Hung Kai Properties Ltd.	1,463,768	15,726,796
Swire Pacific Ltd., A Shares	712,062	6,070,400
Swire Pacific Ltd., B Shares	930,149	1,250,234
Techtronic Industries Co. Ltd.	520,920	5,835,941
WH Group Ltd.	21,522,699	19,871,625
Wharf Real Estate Investment Co. Ltd.	1,161,485	2,912,026
Yue Yuen Industrial Holdings Ltd.	2,210,699	3,332,308
		179,913,787

Ireland 1.0%
AIB Group PLC	225,351	1,770,342
Allegion PLC	30,175	4,305,973
Bank of Ireland Group PLC	451,165	6,187,197
CRH PLC	97,388	8,877,890
DCC PLC	170,587	10,664,894
Flutter Entertainment PLC *	18,732	4,735,183
Glanbia PLC	145,648	2,116,441
ICON PLC *	20,930	2,726,760
James Hardie Industries PLC *	126,818	2,892,390
Kerry Group PLC, Class A	86,046	9,397,177
Kingspan Group PLC	62,217	5,332,706
Medtronic PLC	734,366	60,937,691
Perrigo Co. PLC	183,486	4,911,920
Ryanair Holdings PLC, ADR	185,085	10,290,726
Smurfit WestRock PLC (b)	71,475	3,074,766
Smurfit WestRock PLC (b)	52,301	2,266,202
Trane Technologies PLC	38,823	16,704,372
		157,192,630

Isle Of Man 0.0%
Entain PLC	615,358	6,228,788

Israel 0.4%
Bank Hapoalim BM	650,278	10,881,852
Bank Leumi Le-Israel BM	875,814	14,096,047
Check Point Software Technologies Ltd. *	30,575	6,998,006
ICL Group Ltd.	1,306,019	8,591,376
Israel Discount Bank Ltd., A Shares	667,028	5,667,317
Mizrahi Tefahot Bank Ltd.	17,125	979,086
Oil Refineries Ltd.	3,963,975	1,019,393
Teva Pharmaceutical Industries Ltd., ADR *	477,054	8,004,966
ZIM Integrated Shipping Services Ltd. (a)	760,017	13,262,297
		69,500,340

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 2.5%
A2A SpA	1,953,476	5,065,191
Banco BPM SpA	736,202	8,449,671
BPER Banca SpA (a)	659,674	5,850,369
Enel SpA	9,221,071	84,635,589
Eni SpA	4,548,010	66,976,120
Generali	792,821	28,846,612
Hera SpA	812,224	4,031,323
Intesa Sanpaolo SpA	9,874,837	55,043,122
Leonardo SpA	231,479	14,248,290
Mediobanca Banca di Credito Finanziario SpA (a)	270,869	6,432,986
Moncler SpA	59,261	3,704,220
Poste Italiane SpA	308,852	6,700,431
Prysmian SpA	116,898	7,511,300
Snam SpA	1,276,323	7,630,150
Telecom Italia SpA *	46,013,421	19,661,913
Terna - Rete Elettrica Nazionale	640,567	6,514,292
UniCredit SpA	928,569	59,623,191
Unipol Assicurazioni SpA	352,525	6,895,517
		397,820,287

Japan 24.6%
Advantest Corp.	128,395	6,555,223
Aeon Co. Ltd.	753,332	23,154,145
AGC, Inc.	482,335	14,313,444
Air Water, Inc.	382,065	5,345,918
Aisin Corp.	1,535,386	19,610,634
Ajinomoto Co., Inc.	529,507	13,254,647
Alfresa Holdings Corp.	628,775	8,462,393
Alps Alpine Co. Ltd.	538,039	5,169,902
Amada Co. Ltd.	403,390	4,141,670
ANA Holdings, Inc.	307,611	6,090,610
Asahi Group Holdings Ltd.	1,637,195	21,625,792
Asahi Kasei Corp.	2,950,844	20,767,054
Astellas Pharma, Inc.	1,752,957	17,360,099
Bandai Namco Holdings, Inc.	397,623	12,664,855
Bridgestone Corp.	830,225	35,759,024
Brother Industries Ltd.	413,718	7,084,772
Canon, Inc.	917,336	28,175,842
Central Japan Railway Co.	771,375	16,898,135
Chubu Electric Power Co., Inc.	1,627,607	19,942,543
Chugai Pharmaceutical Co. Ltd.	179,681	9,442,607
Chugoku Electric Power Co., Inc.	634,200	3,114,412
Coca-Cola Bottlers Japan Holdings, Inc.	300,340	4,957,967
COMSYS Holdings Corp.	218,799	5,034,219
Cosmo Energy Holdings Co. Ltd.	165,581	7,003,298
Dai Nippon Printing Co. Ltd.	541,026	7,991,940
Daifuku Co. Ltd.	226,450	6,070,263
Dai-ichi Life Holdings, Inc.	2,709,083	21,187,152
Daiichi Sankyo Co. Ltd.	386,976	10,303,627
Daikin Industries Ltd.	209,253	24,051,152
Daito Trust Construction Co. Ltd.	80,160	9,021,785
Daiwa House Industry Co. Ltd.	962,904	32,504,975
Daiwa Securities Group, Inc.	637,513	4,325,784
Daiwabo Holdings Co. Ltd.	214,846	3,630,026
Denka Co. Ltd.	203,558	2,901,119
Denso Corp.	2,247,381	30,550,177
Dentsu Group, Inc.	196,094	4,242,735
DIC Corp.	210,172	4,341,957
Disco Corp.	11,522	2,624,680
Dowa Holdings Co. Ltd.	136,010	4,324,570
East Japan Railway Co.	935,095	19,635,731
Ebara Corp.	303,816	4,898,492
Eisai Co. Ltd.	242,167	6,949,746
Electric Power Development Co. Ltd.	494,345	8,302,749
SECURITY	NUMBER OF SHARES	VALUE ($)
ENEOS Holdings, Inc.	9,553,218	45,377,703
EXEO Group, Inc.	378,301	4,825,275
FANUC Corp.	469,642	12,589,315
Fast Retailing Co. Ltd.	41,894	14,037,735
Fuji Electric Co. Ltd.	121,324	5,405,537
Fuji Media Holdings, Inc.	242,347	4,823,595
FUJIFILM Holdings Corp.	1,114,588	25,366,832
Fujikura Ltd.	152,659	7,107,406
Fujitsu Ltd.	1,598,502	36,756,850
Furukawa Electric Co. Ltd.	147,078	7,010,655
Hakuhodo DY Holdings, Inc.	314,405	2,469,788
Hankyu Hanshin Holdings, Inc.	210,844	5,676,766
Hanwa Co. Ltd.	135,692	4,946,394
Haseko Corp.	448,073	6,517,934
Hino Motors Ltd. *	1,031,096	3,346,355
Hitachi Construction Machinery Co. Ltd.	158,608	4,839,745
Hitachi Ltd.	2,828,577	79,312,676
Honda Motor Co. Ltd.	10,118,922	102,945,892
Hoya Corp.	90,994	10,792,906
Ibiden Co. Ltd.	77,297	3,166,448
Idemitsu Kosan Co. Ltd.	2,869,768	17,531,449
IHI Corp.	149,543	14,493,634
Iida Group Holdings Co. Ltd.	449,675	6,319,976
Inpex Corp.	1,266,231	17,124,986
Isetan Mitsukoshi Holdings Ltd.	262,413	4,000,891
Isuzu Motors Ltd.	1,048,495	14,238,372
ITOCHU Corp.	1,382,075	74,134,658
Iwatani Corp.	315,069	3,255,607
Japan Airlines Co. Ltd.	375,460	7,605,735
Japan Post Bank Co. Ltd.	727,455	7,841,964
Japan Post Holdings Co. Ltd.	2,199,778	21,579,305
Japan Post Insurance Co. Ltd.	279,599	6,154,104
Japan Tobacco, Inc.	836,030	25,713,304
JFE Holdings, Inc.	1,905,059	22,596,129
JTEKT Corp.	913,760	7,193,814
Kajima Corp.	564,609	13,945,504
Kaneka Corp.	190,090	5,171,997
Kansai Electric Power Co., Inc.	1,115,003	12,680,411
Kansai Paint Co. Ltd.	168,121	2,394,904
Kao Corp.	399,473	18,288,358
Kawasaki Heavy Industries Ltd.	170,795	12,019,981
Kawasaki Kisen Kaisha Ltd.	305,240	4,605,201
KDDI Corp.	3,406,140	58,989,874
Kewpie Corp.	160,094	3,777,817
Keyence Corp.	29,980	12,619,877
Kikkoman Corp.	366,245	3,356,728
Kintetsu Group Holdings Co. Ltd.	178,487	3,509,253
Kirin Holdings Co. Ltd.	1,013,183	14,548,773
Kobe Steel Ltd.	859,540	9,909,178
Koito Manufacturing Co. Ltd.	474,751	6,012,734
Komatsu Ltd.	993,746	30,453,895
Konica Minolta, Inc. *	1,659,080	5,064,796
K's Holdings Corp.	472,768	4,547,642
Kubota Corp.	1,281,418	14,772,784
Kuraray Co. Ltd.	539,756	6,864,079
Kyocera Corp.	1,686,856	20,592,514
Kyushu Electric Power Co., Inc.	887,229	7,627,482
Lixil Corp.	771,245	8,685,492
LY Corp.	1,819,005	6,580,412
Makita Corp.	213,676	6,583,759
Marubeni Corp.	2,093,087	42,719,022
MatsukiyoCocokara & Co.	382,644	7,732,700
Mazda Motor Corp.	2,408,269	15,234,540
Medipal Holdings Corp.	650,343	10,170,131
MEIJI Holdings Co. Ltd.	454,411	10,156,107
Minebea Mitsumi, Inc.	442,012	6,229,124
MISUMI Group, Inc.	254,074	3,371,043
Mitsubishi Chemical Group Corp.	3,768,891	20,127,568

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Corp.	4,591,247	93,387,227
Mitsubishi Electric Corp.	2,414,115	48,585,120
Mitsubishi Estate Co. Ltd.	830,689	15,203,920
Mitsubishi Gas Chemical Co., Inc.	317,273	4,888,988
Mitsubishi HC Capital, Inc.	246,260	1,806,481
Mitsubishi Heavy Industries Ltd.	1,751,809	40,694,853
Mitsubishi Materials Corp.	433,669	6,778,755
Mitsubishi Motors Corp.	1,740,050	5,254,096
Mitsubishi UFJ Financial Group, Inc.	4,439,717	62,321,264
Mitsui & Co. Ltd.	2,832,009	59,448,735
Mitsui Chemicals, Inc.	391,513	8,913,131
Mitsui Fudosan Co. Ltd.	1,783,891	17,184,299
Mitsui Mining & Smelting Co. Ltd.	124,782	4,280,612
Mitsui OSK Lines Ltd.	370,397	13,155,581
Mizuho Financial Group, Inc.	1,340,533	37,179,480
MS&AD Insurance Group Holdings, Inc.	802,273	19,215,188
Murata Manufacturing Co. Ltd.	1,464,074	21,632,113
Nagase & Co. Ltd.	212,603	4,045,933
Nagoya Railroad Co. Ltd.	220,924	2,493,328
NEC Corp.	1,169,240	30,670,317
NGK Insulators Ltd.	441,728	5,519,495
NH Foods Ltd.	262,111	9,233,239
NHK Spring Co. Ltd.	237,814	2,642,744
Nichirei Corp.	324,791	4,187,766
NIDEC Corp.	699,873	13,629,323
Nikon Corp.	472,658	4,779,154
Nintendo Co. Ltd.	506,695	41,558,857
Nippon Express Holdings, Inc.	728,812	13,523,643
Nippon Paper Industries Co. Ltd.	719,548	5,325,737
Nippon Sanso Holdings Corp.	33,803	1,212,546
Nippon Steel Corp.	1,884,785	37,984,371
Nippon Telegraph & Telephone Corp.	46,878,082	52,110,221
Nippon Yusen KK	646,535	23,617,492
Nissan Motor Co. Ltd. *	11,277,705	28,832,221
Nisshin Seifun Group, Inc.	403,749	4,870,059
Nissin Foods Holdings Co. Ltd.	160,011	3,395,500
Nissui Corp.	600,684	3,525,550
Niterra Co. Ltd.	199,572	6,436,870
Nitori Holdings Co. Ltd.	59,181	5,893,697
Nitto Denko Corp.	685,961	12,576,387
Nomura Holdings, Inc.	1,450,786	8,931,240
Nomura Research Institute Ltd.	174,990	6,764,574
NSK Ltd.	1,315,722	5,925,969
NTT Data Group Corp.	483,471	13,368,788
Obayashi Corp.	877,785	13,264,564
Oji Holdings Corp.	2,557,191	12,136,002
Olympus Corp.	500,303	6,431,699
Omron Corp.	221,749	5,755,224
Ono Pharmaceutical Co. Ltd.	424,205	4,602,328
ORIX Corp.	726,617	15,439,258
Osaka Gas Co. Ltd.	607,206	15,456,306
Otsuka Corp.	199,638	4,102,890
Otsuka Holdings Co. Ltd.	299,533	15,257,407
Pan Pacific International Holdings Corp.	199,759	6,560,573
Panasonic Holdings Corp.	5,256,467	60,762,930
Persol Holdings Co. Ltd.	3,172,653	5,934,364
Recruit Holdings Co. Ltd.	437,153	26,324,006
Renesas Electronics Corp.	640,077	7,909,195
Rengo Co. Ltd.	595,404	3,072,853
Resona Holdings, Inc.	1,202,877	10,666,212
Resonac Holdings Corp.	321,195	7,080,781
Ricoh Co. Ltd.	1,361,859	12,746,045
Rohm Co. Ltd.	480,035	5,213,035
Ryohin Keikaku Co. Ltd.	216,932	8,328,794
Sankyu, Inc.	109,025	5,247,435
Sanwa Holdings Corp.	163,609	5,654,514
SBI Holdings, Inc.	194,084	5,903,425
SECURITY	NUMBER OF SHARES	VALUE ($)
Secom Co. Ltd.	341,627	12,472,304
Seiko Epson Corp.	478,475	6,288,699
Seino Holdings Co. Ltd.	179,118	2,690,587
Sekisui Chemical Co. Ltd.	612,607	10,656,250
Sekisui House Ltd.	860,519	19,578,529
Seven & i Holdings Co. Ltd.	2,809,912	42,374,084
SG Holdings Co. Ltd.	752,143	7,326,221
Sharp Corp. *	492,591	2,526,537
Shimadzu Corp.	151,582	3,669,399
Shimamura Co. Ltd.	81,371	5,642,031
Shimano, Inc.	47,295	6,740,509
Shimizu Corp.	980,612	10,795,261
Shin-Etsu Chemical Co. Ltd.	1,053,534	33,885,105
Shionogi & Co. Ltd.	533,643	8,905,453
Shiseido Co. Ltd.	423,043	6,831,077
SMC Corp.	28,374	10,647,993
SoftBank Corp.	28,758,442	44,125,708
SoftBank Group Corp.	926,181	48,871,701
Sojitz Corp.	403,215	9,970,346
Sompo Holdings, Inc.	660,975	20,095,619
Sony Group Corp.	3,470,243	91,629,134
Stanley Electric Co. Ltd.	241,623	4,655,130
Subaru Corp.	1,272,200	23,619,833
SUMCO Corp.	528,988	3,602,595
Sumitomo Chemical Co. Ltd.	5,606,582	13,474,913
Sumitomo Corp.	1,425,452	36,571,075
Sumitomo Electric Industries Ltd.	1,458,775	30,692,962
Sumitomo Forestry Co. Ltd.	197,140	5,750,457
Sumitomo Heavy Industries Ltd.	276,474	5,815,161
Sumitomo Metal Mining Co. Ltd.	407,388	9,370,531
Sumitomo Mitsui Financial Group, Inc.	1,891,621	48,504,783
Sumitomo Mitsui Trust Group, Inc.	369,262	10,039,259
Sumitomo Realty & Development Co. Ltd.	213,843	8,232,426
Sumitomo Rubber Industries Ltd.	473,588	5,909,388
Suntory Beverage & Food Ltd.	155,222	5,046,234
Suzuken Co. Ltd.	202,380	7,451,713
Suzuki Motor Corp.	2,272,974	29,181,083
Sysmex Corp.	215,552	3,633,738
T&D Holdings, Inc.	283,529	6,511,765
Taiheiyo Cement Corp.	248,406	6,385,099
Taisei Corp.	232,943	13,000,381
Taiyo Yuden Co. Ltd.	209,881	3,531,592
Takeda Pharmaceutical Co. Ltd.	1,664,733	49,770,665
TDK Corp.	1,373,950	15,234,901
Teijin Ltd.	629,054	5,054,840
Terumo Corp.	523,274	9,649,899
TIS, Inc.	187,911	6,183,176
Tobu Railway Co. Ltd.	219,224	3,877,953
Toho Gas Co. Ltd.	160,737	4,492,549
Tohoku Electric Power Co., Inc.	1,132,356	7,871,049
Tokio Marine Holdings, Inc.	797,743	33,790,535
Tokyo Electric Power Co. Holdings, Inc. *	5,588,034	15,393,766
Tokyo Electron Ltd.	156,997	25,024,644
Tokyo Gas Co. Ltd.	681,201	22,872,718
Tokyu Corp.	461,430	5,602,587
Tokyu Fudosan Holdings Corp.	747,652	5,471,572
TOPPAN Holdings, Inc.	369,249	9,852,099
Toray Industries, Inc.	2,915,933	20,169,741
Tosoh Corp.	655,755	9,718,508
TOTO Ltd.	200,504	5,145,475
Toyo Seikan Group Holdings Ltd.	331,006	6,502,211
Toyo Suisan Kaisha Ltd.	62,873	4,178,607
Toyota Boshoku Corp.	67,576	964,736
Toyota Industries Corp.	149,324	18,746,348
Toyota Motor Corp.	9,872,746	189,456,556
Toyota Tsusho Corp.	1,232,549	26,223,538

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tsuruha Holdings, Inc.	81,174	6,359,694
UBE Corp.	266,740	4,183,323
Unicharm Corp.	572,040	4,549,124
West Japan Railway Co.	449,322	9,712,293
Yakult Honsha Co. Ltd.	188,896	3,821,251
Yamada Holdings Co. Ltd.	2,273,989	6,828,507
Yamaha Corp.	627,092	4,391,534
Yamaha Motor Co. Ltd.	1,494,054	11,493,121
Yamato Holdings Co. Ltd.	891,984	12,381,884
Yamazaki Baking Co. Ltd.	211,734	4,776,286
Yaskawa Electric Corp.	148,937	3,521,765
Yokogawa Electric Corp.	181,969	4,475,609
Yokohama Rubber Co. Ltd.	223,157	5,632,474
		3,917,144,187

Jersey 0.9%
Aptiv PLC *	177,897	11,885,299
Experian PLC	214,801	10,697,512
Glencore PLC *	26,576,856	101,571,209
International Workplace Group PLC	341,540	887,085
Man Group PLC	937,857	2,215,837
WPP PLC	1,061,956	8,584,014
		135,840,956

Luxembourg 0.5%
Aperam SA	132,902	4,034,452
ArcelorMittal SA	1,600,425	48,547,113
B&M European Value Retail SA	1,066,149	4,915,687
Eurofins Scientific SE	90,399	6,028,221
Millicom International Cellular SA	191,351	7,177,576
SES SA, Class A	1,286,028	7,329,018
Subsea 7 SA	69,618	1,184,245
Tenaris SA	314,231	5,268,915
		84,485,227

Mauritius 0.0%
Golden Agri-Resources Ltd.	23,631,994	4,581,264

Netherlands 3.0%
Aalberts NV	99,048	3,456,537
ABN AMRO Bank NV, GDR	910,042	23,524,267
Aegon Ltd.	822,186	5,885,938
AerCap Holdings NV	91,930	10,639,059
Airbus SE	146,926	27,034,585
Akzo Nobel NV	325,812	22,177,895
ASM International NV	1,398	761,164
ASML Holding NV	52,598	39,045,609
ASR Nederland NV	127,924	8,202,351
Ferrari NV	11,807	5,648,404
Ferrovial SE	75,811	3,859,130
Heineken Holding NV	137,744	10,727,251
Heineken NV	171,906	15,304,160
IMCD NV	6,772	918,706
ING Groep NV, Series N	2,441,678	51,779,386
Iveco Group NV	310,815	6,192,567
Koninklijke Ahold Delhaize NV	1,792,464	75,657,408
Koninklijke KPN NV	3,075,491	14,447,629
Koninklijke Philips NV	661,771	15,213,334
NN Group NV	319,604	20,108,069
NXP Semiconductors NV	77,085	14,733,256
Prosus NV *	173,697	8,912,969
Randstad NV	254,862	10,693,717
SBM Offshore NV	59,698	1,370,353
Signify NV	258,481	6,320,711
Stellantis NV	5,107,954	51,986,299
SECURITY	NUMBER OF SHARES	VALUE ($)
STMicroelectronics NV	472,120	11,847,714
Universal Music Group NV	135,654	4,336,675
Wolters Kluwer NV	50,920	9,035,226
		479,820,369

New Zealand 0.1%
Fletcher Building Ltd. *	2,381,067	4,463,874
Spark New Zealand Ltd.	2,263,797	3,014,067
		7,477,941

Norway 0.8%
Aker BP ASA	397,873	9,151,295
DNB Bank ASA	593,949	15,887,626
Equinor ASA	1,782,535	41,784,366
Mowi ASA	349,451	6,518,976
Norsk Hydro ASA	2,197,183	12,034,115
Orkla ASA	572,871	6,481,640
Telenor ASA	876,221	13,429,989
Var Energi ASA	278,876	808,748
Yara International ASA	448,084	16,051,320
		122,148,075

Poland 0.4%
Bank Polska Kasa Opieki SA	94,698	4,660,865
KGHM Polska Miedz SA	180,249	5,915,958
ORLEN SA	1,293,477	25,402,865
PGE Polska Grupa Energetyczna SA *	3,697,329	9,220,242
Powszechna Kasa Oszczednosci Bank Polski SA	305,243	6,136,570
Powszechny Zaklad Ubezpieczen SA	589,248	9,627,377
Tauron Polska Energia SA *	963,067	1,767,935
		62,731,812

Portugal 0.2%
EDP SA	3,618,578	14,419,052
Galp Energia SGPS SA	492,187	7,847,720
Jeronimo Martins SGPS SA	255,595	6,430,041
		28,696,813

Republic of Korea 5.3%
BNK Financial Group, Inc.	595,160	4,770,943
CJ CheilJedang Corp.	23,521	3,946,591
CJ Corp.	80,612	7,963,627
DB Insurance Co. Ltd.	55,864	4,069,241
DL E&C Co. Ltd.	131,142	4,590,968
Doosan Enerbility Co. Ltd. *	302,320	8,841,496
E-MART, Inc.	139,165	9,209,078
GS Engineering & Construction Corp.	255,290	4,190,997
GS Holdings Corp.	395,581	12,486,448
Hana Financial Group, Inc.	334,348	17,617,670
Hankook Tire & Technology Co. Ltd.	162,038	4,521,608
Hanwha Corp.	155,215	8,493,682
Hanwha Solutions Corp.	212,279	4,584,992
HD Hyundai Co. Ltd.	88,928	7,199,578
HMM Co. Ltd.	829,714	12,809,240
Hyundai Engineering & Construction Co. Ltd.	230,736	10,669,679
Hyundai Glovis Co. Ltd.	71,618	5,886,411
Hyundai Mobis Co. Ltd.	125,887	23,084,302
Hyundai Motor Co.	192,475	25,850,270
Hyundai Steel Co.	544,044	11,119,838
Industrial Bank of Korea	312,578	3,565,976
KB Financial Group, Inc.	304,235	22,998,993
Kia Corp.	401,566	26,020,150

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Electric Power Corp.	731,486	16,090,889
Korea Gas Corp.	199,615	5,982,518
Korea Zinc Co. Ltd.	10,999	5,827,549
Korean Air Lines Co. Ltd.	390,132	6,362,231
KT Corp.	151,451	5,576,365
KT&G Corp.	100,247	8,733,558
Kumho Petrochemical Co. Ltd.	44,734	3,744,855
LG Chem Ltd.	83,997	12,011,748
LG Corp.	87,853	4,520,956
LG Display Co. Ltd. *	1,310,880	8,180,530
LG Electronics, Inc.	359,623	18,532,431
LG H&H Co. Ltd.	20,503	4,844,515
LG Innotek Co. Ltd.	32,905	3,455,776
LG Uplus Corp.	1,050,244	9,743,512
Lotte Chemical Corp.	109,198	4,725,028
NAVER Corp.	49,531	6,731,219
POSCO Holdings, Inc.	213,123	38,617,634
Posco International Corp.	131,659	4,680,636
Samsung C&T Corp.	95,112	10,326,721
Samsung Electro-Mechanics Co. Ltd.	69,611	6,165,445
Samsung Electronics Co. Ltd.	6,537,979	266,314,720
Samsung Fire & Marine Insurance Co. Ltd.	27,521	8,068,598
Samsung Life Insurance Co. Ltd.	56,493	4,049,545
Samsung SDI Co. Ltd.	43,983	5,384,307
Samsung SDS Co. Ltd.	50,336	4,750,125
Shinhan Financial Group Co. Ltd.	543,723	22,896,504
SK Hynix, Inc.	342,394	50,749,854
SK Innovation Co. Ltd.	147,856	9,591,297
SK Telecom Co. Ltd.	256,343	9,568,504
SK, Inc.	170,049	20,176,141
S-Oil Corp.	111,843	4,409,842
Woori Financial Group, Inc.	950,804	13,279,693
		848,585,024

Singapore 0.7%
ComfortDelGro Corp. Ltd.	3,125,964	3,442,051
DBS Group Holdings Ltd.	788,377	27,338,880
Keppel Ltd.	162,644	856,353
Olam Group Ltd.	4,780,517	3,336,279
Oversea-Chinese Banking Corp. Ltd.	1,693,770	21,316,600
Singapore Airlines Ltd.	1,239,070	6,850,627
Singapore Telecommunications Ltd.	4,997,396	14,764,329
United Overseas Bank Ltd.	685,665	18,827,076
Venture Corp. Ltd.	300,464	2,579,200
Wilmar International Ltd.	4,267,792	10,093,646
		109,405,041

Spain 3.3%
Acciona SA	21,156	3,410,464
Acerinox SA	366,287	4,328,764
ACS Actividades de Construccion y Servicios SA	243,049	15,962,056
Aena SME SA	19,828	5,334,809
Amadeus IT Group SA	98,973	8,244,913
Banco Bilbao Vizcaya Argentaria SA	4,986,811	74,785,493
Banco de Sabadell SA	3,712,485	11,821,952
Banco Santander SA	19,047,179	152,033,535
CaixaBank SA	1,115,974	9,486,621
Cellnex Telecom SA *	32,265	1,235,125
Enagas SA	173,346	2,787,546
Endesa SA	369,901	11,287,725
Grifols SA *	327,052	3,516,077
Iberdrola SA	4,218,380	77,005,789
Industria de Diseno Textil SA	379,660	20,567,756
International Consolidated Airlines Group SA	2,117,445	9,311,724
SECURITY	NUMBER OF SHARES	VALUE ($)
Mapfre SA (a)	355,439	1,346,117
Naturgy Energy Group SA	33,245	982,031
Redeia Corp. SA	286,414	5,917,759
Repsol SA	3,101,188	41,737,005
Telefonica SA (a)	11,693,477	62,551,911
		523,655,172

Sweden 1.8%
Alfa Laval AB	98,173	4,167,136
Assa Abloy AB, B Shares	402,624	12,738,998
Atlas Copco AB, A Shares	673,575	10,792,684
Atlas Copco AB, B Shares	393,737	5,597,612
Autoliv, Inc.	60,809	6,252,381
Boliden AB *	334,363	10,439,978
Electrolux AB, B Shares *	584,104	3,799,584
Epiroc AB, A Shares	227,087	5,071,360
Epiroc AB, B Shares	127,968	2,498,087
Essity AB, B Shares	470,543	13,731,795
H & M Hennes & Mauritz AB, B Shares	619,628	8,857,404
Hexagon AB, B Shares	634,105	6,377,393
Husqvarna AB, B Shares	569,341	2,872,505
Sandvik AB	608,237	13,260,332
Securitas AB, B Shares	544,140	8,030,427
Skandinaviska Enskilda Banken AB, A Shares	771,304	12,844,427
Skanska AB, B Shares	463,601	11,000,023
SKF AB, B Shares	428,515	9,404,626
SSAB AB, A Shares	528,167	3,177,267
SSAB AB, B Shares	1,474,483	8,734,880
Svenska Cellulosa AB SCA, B Shares	262,957	3,549,459
Svenska Handelsbanken AB, A Shares	953,633	12,713,518
Svenska Handelsbanken AB, B Shares (a)	27,134	566,695
Swedbank AB, A Shares	667,601	18,036,789
Tele2 AB, B Shares	559,493	8,356,032
Telefonaktiebolaget LM Ericsson, B Shares	3,075,141	26,086,808
Telia Co. AB	3,360,191	12,958,056
Trelleborg AB, B Shares	108,697	3,974,449
Volvo AB, A Shares	150,566	4,176,053
Volvo AB, B Shares	1,238,741	34,292,863
Volvo Car AB, B Shares *(a)	1,682,901	3,046,934
		287,406,555

Switzerland 4.9%
ABB Ltd.	489,471	27,728,051
Adecco Group AG	460,825	12,901,193
Alcon AG	120,592	10,377,767
Baloise Holding AG	18,509	4,397,732
Barry Callebaut AG	2,984	3,063,726
Bucher Industries AG	1,836	887,216
Chocoladefabriken Lindt & Spruengli AG	27	4,246,120
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	268	4,315,793
Cie Financiere Richemont SA, Class A	149,353	28,150,827
Coca-Cola HBC AG *	130,110	6,776,261
DSM-Firmenich AG	23,365	2,599,993
Garmin Ltd.	41,655	8,454,715
Geberit AG	11,844	8,837,407
Givaudan SA	1,747	8,778,061
Holcim AG *	364,304	40,361,451
Julius Baer Group Ltd.	99,175	6,533,201

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kuehne & Nagel International AG	35,595	8,017,594
Logitech International SA	71,408	5,948,711
Lonza Group AG	15,633	10,831,116
Nestle SA	1,296,645	138,416,124
Novartis AG	834,031	95,458,505
Partners Group Holding AG	3,834	5,142,801
Roche Holding AG	426,724	137,904,232
Roche Holding AG, Bearer Shares	18,224	6,211,089
Sandoz Group AG	231,913	11,779,842
Schindler Holding AG	7,072	2,427,490
Schindler Holding AG, Participation Certificates	16,208	5,768,631
SGS SA	60,089	6,274,036
Sika AG	39,023	10,435,583
Sonova Holding AG	13,409	4,204,441
Sunrise Communications AG, Class A	22,102	1,139,603
Swatch Group AG	67,127	2,318,866
Swatch Group AG, Bearer Shares (a)	33,895	5,716,210
Swiss Life Holding AG	14,783	14,780,301
Swiss Re AG	124,785	22,061,982
Swisscom AG	21,577	14,852,162
Transocean Ltd. *	265,267	660,515
UBS Group AG	1,205,152	38,418,758
Zurich Insurance Group AG	75,351	52,939,684
		780,117,790

United Kingdom 13.7%
3i Group PLC	234,014	12,850,404
Aberdeen Group PLC	3,221,761	7,542,411
Admiral Group PLC	121,636	5,495,081
Anglo American PLC	1,800,111	53,527,265
Anglogold Ashanti PLC	219,005	9,594,609
Antofagasta PLC	212,198	5,066,457
ARM Holdings PLC, ADR *	27,859	3,469,560
Ashtead Group PLC	210,453	12,303,011
Associated British Foods PLC	337,571	9,482,472
AstraZeneca PLC	367,585	53,139,779
Aviva PLC	2,210,124	18,198,710
BAE Systems PLC	1,501,296	38,497,261
Balfour Beatty PLC	725,788	4,891,851
Barclays PLC	14,635,545	64,637,921
Barratt Redrow PLC	1,768,629	10,990,473
Bellway PLC	178,291	6,520,581
Berkeley Group Holdings PLC	90,366	5,142,623
BP PLC	27,202,875	131,972,299
British American Tobacco PLC	2,647,481	119,032,518
BT Group PLC	16,673,888	40,350,370
Bunzl PLC	214,554	6,874,644
Burberry Group PLC	583,866	8,149,308
Centrica PLC	5,556,486	11,865,484
CK Hutchison Holdings Ltd.	6,975,606	39,274,506
Coca-Cola Europacific Partners PLC	67,150	6,163,698
Compass Group PLC	672,904	23,638,941
Croda International PLC	85,006	3,516,998
Currys PLC *	5,466,552	8,971,628
Diageo PLC	990,680	26,946,755
Direct Line Insurance Group PLC	2,108,569	8,462,290
Dowlais Group PLC	6,029,058	5,410,840
Drax Group PLC	152,734	1,361,458
Firstgroup PLC	2,200,339	5,667,482
GSK PLC	2,661,190	54,082,444
Haleon PLC	4,120,978	23,001,857
Harbour Energy PLC	728,216	1,748,024
Hays PLC	4,723,104	4,585,927
HSBC Holdings PLC	11,910,304	140,250,284
Imperial Brands PLC	977,832	37,054,225
Inchcape PLC	486,511	4,464,656
Informa PLC	390,424	4,135,181
SECURITY	NUMBER OF SHARES	VALUE ($)
Intertek Group PLC	82,848	5,347,144
Investec PLC	132,245	945,197
ITV PLC	5,215,005	5,485,504
J Sainsbury PLC	5,794,771	22,302,699
JD Sports Fashion PLC	925,650	1,050,058
John Wood Group PLC *(c)	3,188,650	792,930
Johnson Matthey PLC	538,762	12,474,824
Kingfisher PLC	4,828,227	18,074,834
Legal & General Group PLC	4,874,981	16,349,930
Lloyds Banking Group PLC	58,919,040	61,339,487
London Stock Exchange Group PLC	72,650	11,046,364
M&G PLC	4,495,266	14,348,973
Marks & Spencer Group PLC	2,202,426	11,119,989
Melrose Industries PLC	900,338	5,683,442
Mondi PLC	595,847	9,686,550
National Grid PLC (a)	2,883,466	40,693,144
NatWest Group PLC	5,279,520	37,349,939
Next PLC	53,649	9,307,619
Pearson PLC	469,938	7,383,013
Persimmon PLC	645,292	11,599,883
Phoenix Group Holdings PLC	569,859	4,872,186
Prudential PLC	1,586,335	18,072,406
Reckitt Benckiser Group PLC	356,648	24,201,796
RELX PLC	390,727	21,044,987
Rentokil Initial PLC	803,374	3,809,200
Rio Tinto PLC	1,439,622	85,460,551
Rolls-Royce Holdings PLC	146,762	1,714,348
RS Group PLC	114,245	877,401
Sage Group PLC	279,245	4,590,461
Serco Group PLC	443,492	1,115,403
Severn Trent PLC	158,343	5,771,811
Shell PLC	10,142,104	335,021,499
Smith & Nephew PLC	602,788	8,734,503
Smiths Group PLC	240,111	6,974,690
SSE PLC	793,409	18,841,855
St. James's Place PLC	86,224	1,295,912
Standard Chartered PLC	1,971,211	30,782,852
Taylor Wimpey PLC	5,376,043	8,667,213
Tesco PLC	11,019,710	57,659,260
Travis Perkins PLC	563,231	4,826,911
Unilever PLC	1,322,027	83,917,338
United Utilities Group PLC	419,877	6,630,498
Vodafone Group PLC	95,315,704	98,820,036
Whitbread PLC	41,010	1,600,499
		2,176,017,425

United States 0.2%
Coronado Global Resources, Inc.	2,166,817	153,390
Ferguson Enterprises, Inc.	123,598	22,551,551
Lululemon Athletica, Inc. *	27,969	8,856,943
		31,561,884
Total Common Stocks (Cost $12,047,329,334)		15,595,026,190

PREFERRED STOCKS 1.2% OF NET ASSETS

Germany 0.8%
Bayerische Motoren Werke AG	140,933	11,671,579
Dr. Ing hc F Porsche AG	53,078	2,558,504
FUCHS SE	70,681	3,565,894
Henkel AG & Co. KGaA	86,163	6,894,112
Porsche Automobil Holding SE	47,080	1,876,010
Volkswagen AG	885,761	95,890,245
		122,456,344

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.1%
Telecom Italia SpA - RSP *	27,442,800	12,876,133

Republic of Korea 0.3%
Hanwha Corp.	89,921	1,951,971
Hyundai Motor Co.	36,631	3,926,741
Hyundai Motor Co. 2nd	58,638	6,277,330
LG Chem Ltd.	15,544	1,101,836
Samsung Electronics Co. Ltd.	1,097,880	36,683,531
Samsung Fire & Marine Insurance Co. Ltd.	3,481	744,289
		50,685,698

Spain 0.0%
Grifols SA, B Shares *	277,132	2,296,684
Total Preferred Stocks (Cost $197,083,347)		188,314,859

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	1,396	7,046
Total Warrants (Cost $0)		7,046

SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)	16,503,517	16,503,517
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)(e)	130,825,796	130,825,796
		147,329,313
Total Short-Term Investments (Cost $147,329,313)		147,329,313
Total Investments in Securities (Cost $12,391,741,994)		15,930,677,408

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/20/25	1,033	134,522,425	3,401,744

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $124,801,974.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,419,008,765	$—	$—	$13,419,008,765
United Kingdom	2,175,224,495	—	792,930	2,176,017,425
Preferred Stocks[1]	188,314,859	—	—	188,314,859
Warrants
Canada	—	—	7,046	7,046

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments[1]	$147,329,313	$—	$—	$147,329,313
Futures Contracts[2]	3,401,744	—	—	3,401,744
Total	$15,933,279,176	$—	$799,976	$15,934,079,152

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Small Equity ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.3% OF NET ASSETS

Australia 4.5%
Accent Group Ltd.	125,521	153,480
ALS Ltd.	205,635	2,126,646
Amotiv Ltd.	93,040	473,618
AMP Ltd.	1,995,022	1,604,870
Ansell Ltd.	151,404	3,074,107
ARB Corp. Ltd.	30,609	609,863
ASX Ltd.	52,913	2,427,919
Austal Ltd. *	438,100	1,556,305
Bank of Queensland Ltd.	547,687	2,752,743
Bapcor Ltd.	464,682	1,561,020
Beach Energy Ltd.	2,259,990	1,956,190
Bega Cheese Ltd.	340,694	1,194,932
Bendigo & Adelaide Bank Ltd.	363,878	2,805,400
Breville Group Ltd.	37,427	703,556
Brickworks Ltd.	28,885	511,382
CAR Group Ltd.	50,194	1,148,671
Challenger Ltd.	292,657	1,433,263
Champion Iron Ltd.	411,588	1,146,919
Charter Hall Group	190,013	2,221,879
Cleanaway Waste Management Ltd.	1,201,296	2,172,394
Cochlear Ltd.	11,985	2,094,065
Collins Foods Ltd.	90,019	450,130
Credit Corp. Group Ltd.	64,501	569,927
Cromwell Property Group	1,768,001	398,229
Dexus	525,805	2,368,672
Domino's Pizza Enterprises Ltd.	50,208	757,378
Eagers Automotive Ltd.	325,946	3,641,477
Elders Ltd.	253,949	1,029,602
Evolution Mining Ltd.	1,084,883	6,178,861
FleetPartners Group Ltd. *	343,677	656,885
Flight Centre Travel Group Ltd.	60,958	521,360
G8 Education Ltd.	1,689,275	1,331,738
GPT Group	721,066	2,227,401
GrainCorp Ltd., Class A	542,034	2,678,983
Harvey Norman Holdings Ltd.	705,269	2,378,309
Healius Ltd.	2,021,527	1,138,334
Helia Group Ltd.	293,602	982,527
IDP Education Ltd.	71,288	357,844
IGO Ltd.	434,415	1,084,723
Iluka Resources Ltd.	492,640	1,163,531
Inghams Group Ltd.	529,205	1,277,137
Insignia Financial Ltd. *	591,901	1,279,884
IPH Ltd.	158,176	504,899
IRESS Ltd.	125,190	697,702
Lottery Corp. Ltd.	503,392	1,652,185
Lynas Rare Earths Ltd. *	200,854	1,019,858
Magellan Financial Group Ltd.	259,837	1,399,615
Mirvac Group	740,180	1,100,352
Monadelphous Group Ltd.	130,368	1,447,246
Myer Holdings Ltd.	458,068	203,405
New Hope Corp. Ltd.	582,421	1,394,319
nib holdings Ltd.	430,290	1,863,625
Nickel Industries Ltd.	1,496,394	659,658
Nine Entertainment Co. Holdings Ltd.	2,497,489	2,595,723
NRW Holdings Ltd.	724,233	1,305,024
Nufarm Ltd. *	669,858	1,025,987
oOh!media Ltd.	643,593	695,830
SECURITY	NUMBER OF SHARES	VALUE ($)
Orora Ltd.	1,709,329	2,057,072
Perenti Ltd.	2,035,950	2,063,621
Perpetual Ltd.	76,574	872,242
Perseus Mining Ltd.	664,670	1,663,941
Pilbara Minerals Ltd. *	355,488	283,680
Premier Investments Ltd.	59,625	785,084
Qantas Airways Ltd.	437,078	2,984,397
Qube Holdings Ltd.	917,171	2,502,640
Ramelius Resources Ltd.	610,309	1,131,161
REA Group Ltd.	5,700	879,313
Reece Ltd.	140,732	1,418,296
Region RE Ltd.	595,696	908,564
Regis Resources Ltd. *	1,047,569	3,411,265
Reliance Worldwide Corp. Ltd.	512,730	1,455,156
Ridley Corp. Ltd.	310,249	539,084
Sandfire Resources Ltd. *	222,655	1,652,129
SEEK Ltd.	108,963	1,704,693
Service Stream Ltd.	153,083	178,808
SGH Ltd.	78,800	2,573,621
Sigma Healthcare Ltd.	1,029,717	2,067,544
Sims Ltd.	105,648	1,029,365
SmartGroup Corp. Ltd.	89,686	420,760
Stanmore Resources Ltd.	118,077	148,937
Star Entertainment Group Ltd. *	7,858,323	531,008
Steadfast Group Ltd.	262,579	973,340
Super Retail Group Ltd.	206,800	1,905,793
Tabcorp Holdings Ltd.	3,206,634	1,454,859
TPG Telecom Ltd.	597,750	1,981,112
Treasury Wine Estates Ltd.	130,509	708,868
Ventia Services Group Pty. Ltd.	492,715	1,499,820
Vicinity Ltd.	2,453,576	3,884,337
West African Resources Ltd. *	153,492	279,547
Westgold Resources Ltd.	252,415	493,823
		130,211,462

Austria 0.8%
ANDRITZ AG	60,291	4,164,901
AT&S Austria Technologie & Systemtechnik AG *(a)	39,785	766,918
EVN AG	32,350	868,554
Kontron AG *(a)	35,672	930,613
Lenzing AG *(a)	39,003	1,168,944
Mayr Melnhof Karton AG (a)	27,187	2,308,631
Oesterreichische Post AG	32,914	1,122,837
Palfinger AG	31,204	1,052,103
Strabag SE	40,554	3,568,018
Telekom Austria AG	175,317	1,942,520
UNIQA Insurance Group AG	133,391	1,850,501
Verbund AG	13,656	1,065,830
Vienna Insurance Group AG Wiener Versicherung Gruppe	38,977	1,911,542
		22,721,912

Belgium 1.1%
Ackermans & van Haaren NV	16,432	4,178,593
Aedifica SA	12,832	968,741
Azelis Group NV	74,699	1,235,566
Barco NV	77,167	1,130,090
Bekaert SA	79,951	3,240,289

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
bpost SA *	505,291	1,092,195
Cofinimmo SA	20,079	1,727,838
Colruyt Group NV	65,835	2,968,641
Deme Group NV	5,286	820,928
D'ieteren Group	7,732	1,587,896
Elia Group SA (a)	21,578	2,285,517
Fagron	37,091	911,629
KBC Ancora	15,436	1,121,518
Lotus Bakeries NV	15	155,132
Melexis NV	13,332	894,488
Ontex Group NV *	133,458	1,187,824
Solvay SA	60,740	1,990,044
Tessenderlo Group SA	30,156	922,623
Titan SA	26,389	1,192,333
Warehouses De Pauw CVA	37,472	912,910
		30,524,795

Cambodia 0.0%
NagaCorp Ltd. *	1,092,614	518,332

Canada 7.5%
ADENTRA, Inc.	20,939	394,429
Advantage Energy Ltd. *	142,146	1,155,818
Aecon Group, Inc.	112,336	1,540,897
Air Canada *	169,074	2,360,974
Alamos Gold, Inc., Class A	94,276	2,436,866
Algoma Steel Group, Inc.	290,444	1,533,600
Allied Properties Real Estate Investment Trust	117,059	1,343,461
Altus Group Ltd.	4,530	179,559
Aris Mining Corp. *	43,092	281,127
Aritzia, Inc. *	29,338	1,421,078
Artis Real Estate Investment Trust (a)	109,809	574,222
Athabasca Oil Corp. *	273,245	1,025,451
AtkinsRealis Group, Inc.	19,344	1,266,199
ATS Corp. *	34,464	995,607
Badger Infrastructure Solutions Ltd.	25,459	826,013
Bausch & Lomb Corp. *	28,246	319,448
Baytex Energy Corp.	936,414	1,518,748
Birchcliff Energy Ltd.	415,180	1,956,701
Bird Construction, Inc. (a)	35,031	688,926
Boardwalk Real Estate Investment Trust	10,087	514,052
Bombardier, Inc., Class B *	38,534	2,691,593
Boralex, Inc., Class A (a)	55,114	1,265,463
Boyd Group Services, Inc.	9,641	1,437,227
Brookfield Business Corp., Class A (a)	51,702	1,481,175
Brookfield Infrastructure Corp., Class A (a)	66,167	2,615,496
Brookfield Renewable Corp. (a)	66,263	1,946,998
Brookfield Wealth Solutions Ltd. *	23,165	1,354,233
BRP, Inc.	36,994	1,626,450
CAE, Inc. *	161,452	4,148,587
Calibre Mining Corp. *	75,715	174,564
Cameco Corp.	42,092	2,459,487
Canaccord Genuity Group, Inc.	136,989	926,577
Canada Goose Holdings, Inc. *	15,974	192,857
Canadian Apartment Properties REIT	72,894	2,372,985
Canadian Solar, Inc. *(a)	175,665	1,849,752
Canadian Utilities Ltd., Class A	135,106	3,771,314
Canfor Corp. *	271,992	2,571,654
Capital Power Corp.	69,899	2,797,587
Capstone Copper Corp. *	193,627	1,047,736
Cardinal Energy Ltd. (a)	125,934	563,289
Cargojet, Inc.	10,391	706,160
Cascades, Inc.	307,590	1,977,596
Celestica, Inc. *	51,429	5,944,286
Centerra Gold, Inc.	375,380	2,672,803
SECURITY	NUMBER OF SHARES	VALUE ($)
CES Energy Solutions Corp.	178,753	812,543
Chartwell Retirement Residences	111,868	1,514,138
Chemtrade Logistics Income Fund	179,827	1,471,365
China Gold International Resources Corp. Ltd.	200,896	1,543,570
Choice Properties Real Estate Investment Trust	130,233	1,417,934
CI Financial Corp.	239,173	5,467,259
Cogeco Communications, Inc.	63,030	3,167,659
Colliers International Group, Inc.	10,344	1,245,388
Crombie Real Estate Investment Trust	104,773	1,128,542
CT Real Estate Investment Trust	42,385	490,451
Curaleaf Holdings, Inc. *(a)	138,587	114,905
Definity Financial Corp.	24,568	1,331,545
Descartes Systems Group, Inc. *	8,263	956,259
Dream Industrial Real Estate Investment Trust	78,426	637,698
Dundee Precious Metals, Inc.	137,957	2,122,107
E-L Financial Corp. Ltd.	275	332,012
Eldorado Gold Corp. *	101,003	2,034,091
Element Fleet Management Corp.	109,998	2,616,048
Enerflex Ltd.	194,587	1,368,527
Enghouse Systems Ltd.	30,585	587,031
EQB, Inc.	10,854	747,098
Equinox Gold Corp. *	199,305	1,320,534
ERO Copper Corp. *	40,825	575,431
Exchange Income Corp.	40,234	1,684,622
Fiera Capital Corp.	79,694	318,788
First Capital Real Estate Investment Trust	156,039	2,014,395
First Majestic Silver Corp.	37,395	230,362
FirstService Corp.	10,659	1,864,811
Fortuna Mining Corp. *	173,445	1,012,956
GFL Environmental, Inc.	63,521	3,204,347
Gibson Energy, Inc.	196,723	3,242,113
goeasy Ltd.	6,652	723,135
Granite Real Estate Investment Trust	17,950	917,768
H&R Real Estate Investment Trust	337,155	2,557,567
Hudbay Minerals, Inc.	226,610	2,015,666
IAMGOLD Corp. *	284,795	1,947,033
IGM Financial, Inc.	80,744	2,572,744
Innergex Renewable Energy, Inc.	176,246	1,750,988
Interfor Corp. *	196,210	1,789,500
International Petroleum Corp. *	79,109	1,111,073
Killam Apartment Real Estate Investment Trust	53,062	750,999
Labrador Iron Ore Royalty Corp.	31,915	672,212
Lassonde Industries, Inc., Class A	5,546	888,925
Laurentian Bank of Canada	64,159	1,427,881
Leon's Furniture Ltd.	33,769	676,633
Maple Leaf Foods, Inc.	103,474	2,052,246
Martinrea International, Inc.	210,277	1,289,236
Mattr Corp. *	49,754	341,596
Mullen Group Ltd.	143,832	1,459,294
New Gold, Inc. *	71,586	317,593
NFI Group, Inc. *	97,311	1,102,662
North West Co., Inc.	60,370	2,514,118
Northland Power, Inc.	81,191	1,208,166
NorthWest Healthcare Properties Real Estate Investment Trust	217,711	763,204
NuVista Energy Ltd. *	127,977	1,286,332
Obsidian Energy Ltd. *	107,556	513,941
OceanaGold Corp.	623,972	2,772,806
Onex Corp.	3,277	242,793
OR Royalties, Inc.	8,441	215,299
Pan American Silver Corp.	126,786	3,086,314
Paramount Resources Ltd., Class A (a)	54,727	758,245
Parex Resources, Inc.	283,130	2,794,337

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pason Systems, Inc.	63,132	555,582
Peyto Exploration & Development Corp.	128,841	1,733,560
Precision Drilling Corp. *	21,924	945,716
Premium Brands Holdings Corp.	44,480	2,632,665
RB Global, Inc.	29,111	3,061,318
Richelieu Hardware Ltd.	47,685	1,199,278
RioCan Real Estate Investment Trust	255,030	3,216,277
Russel Metals, Inc.	125,438	3,746,855
Sagicor Financial Co. Ltd.	41,048	237,341
Secure Waste Infrastructure Corp.	223,202	2,486,967
Shopify, Inc., Class A *	32,246	3,439,073
Sienna Senior Living, Inc.	57,033	772,359
SmartCentres Real Estate Investment Trust	71,712	1,348,756
Spin Master Corp.	35,850	625,768
SSR Mining, Inc. *	383,488	4,532,296
Stantec, Inc.	40,695	4,178,271
Stella-Jones, Inc.	50,302	2,838,599
Superior Plus Corp.	384,868	2,180,531
Tamarack Valley Energy Ltd.	305,160	969,889
Teekay Tankers Ltd., Class A	19,777	873,946
TELUS International CDA, Inc. *	165,876	471,708
TMX Group Ltd.	62,231	2,510,603
Torex Gold Resources, Inc. *	106,309	3,406,651
TransAlta Corp.	253,030	2,467,822
Transcontinental, Inc., Class A	227,114	3,531,545
Trican Well Service Ltd.	144,439	450,666
Wajax Corp.	43,674	714,374
Winpak Ltd.	25,711	825,213
		215,977,509

China 1.1%
Alibaba Health Information Technology Ltd. *(a)	1,969,728	1,137,896
Bosideng International Holdings Ltd.	2,706,513	1,518,661
Budweiser Brewing Co. APAC Ltd.	1,491,727	1,556,112
China Medical System Holdings Ltd.	1,816,794	2,483,697
China Water Affairs Group Ltd.	1,885,293	1,468,988
Chow Tai Fook Jewellery Group Ltd.	2,151,050	3,066,835
FIH Mobile Ltd. *	1,181,979	1,394,279
GCL Technology Holdings Ltd. *(a)	5,672,617	593,192
Health & Happiness H&H International Holdings Ltd.	381,445	627,509
Hopson Development Holdings Ltd. *	4,248,600	1,647,091
JOYY, Inc., ADR	87,479	4,188,494
KLN Logistics Group Ltd.	987,841	990,165
Lee & Man Paper Manufacturing Ltd.	4,566,466	1,257,859
Shangri-La Asia Ltd.	759,922	425,433
Towngas Smart Energy Co. Ltd. *	1,842,812	843,672
VSTECS Holdings Ltd.	2,253,783	1,796,347
Want Want China Holdings Ltd.	4,589,941	2,955,946
Xinyi Glass Holdings Ltd. (a)	2,665,752	2,542,842
		30,495,018

Cyprus 0.1%
Frontline PLC (a)	86,086	1,573,652

Denmark 1.3%
Alm Brand AS	703,432	1,738,574
D/S Norden AS	78,391	2,381,287
Demant AS *	39,420	1,541,824
Dfds AS *	78,943	1,257,898
FLSmidth & Co. AS	37,681	2,176,876
Genmab AS *	9,761	2,049,279
GN Store Nord AS *	95,425	1,396,793
H Lundbeck AS	266,764	1,475,357
SECURITY	NUMBER OF SHARES	VALUE ($)
H Lundbeck AS, Class A	9,093	41,793
ISS AS	144,619	3,884,679
Jyske Bank AS	27,272	2,558,793
Matas AS	11,105	228,497
Netcompany Group AS *	16,718	774,996
NKT AS *	16,517	1,412,708
NTG Nordic Transport Group AS, Class A *	4,351	135,746
Per Aarsleff Holding AS	24,068	2,183,088
Ringkjoebing Landbobank AS	4,903	991,681
Rockwool AS, B Shares	24,678	1,169,348
Royal Unibrew AS	27,883	2,314,831
Scandinavian Tobacco Group AS, A Shares	156,712	2,027,245
Schouw & Co. AS	18,476	1,644,936
Spar Nord Bank AS *(a)	392	12,504
Sydbank AS	30,799	2,057,720
Tryg AS	135,588	3,483,203
		38,939,656

Finland 1.3%
Finnair OYJ *	244,883	818,998
Fiskars OYJ Abp	25,605	420,906
Hiab OYJ, B Shares	15,610	840,342
Huhtamaki OYJ	92,473	3,413,950
Kalmar OYJ, B Shares	20,424	719,241
Kemira OYJ	117,350	2,577,838
Kojamo OYJ *	70,651	847,784
Konecranes OYJ	38,979	3,044,463
Mandatum OYJ (a)	408,669	2,400,434
Metsa Board OYJ, B Shares	271,824	1,004,763
Metso OYJ	243,375	2,936,979
Nokian Renkaat OYJ (a)	384,338	2,866,621
Olvi OYJ, Class A	3,854	152,478
Orion OYJ, B Shares	63,402	4,300,634
Sanoma OYJ	146,348	1,584,991
Terveystalo OYJ	105,323	1,446,772
TietoEVRY OYJ	173,742	3,171,630
Tokmanni Group Corp.	70,888	888,451
Valmet OYJ	140,838	4,593,536
		38,030,811

France 3.7%
Aeroports de Paris SA	18,656	2,501,267
Air France-KLM *(a)	305,628	3,359,308
Altarea SCA	3,925	458,062
Alten SA	29,633	2,462,512
Amundi SA	47,871	3,904,729
Beneteau SACA	62,817	600,456
BioMerieux	19,893	2,667,115
Carmila SA *	52,925	1,121,151
Cie de L'Odet SE	1,094	1,815,751
Clariane SE *(a)	302,269	1,295,738
Coface SA	98,281	1,837,616
Constellium SE *	228,886	2,778,676
Covivio SA	37,817	2,266,797
Criteo SA, ADR *	62,459	1,590,206
Dassault Aviation SA	6,235	2,256,557
Derichebourg SA	318,170	2,178,052
Edenred SE	93,961	2,933,404
Emeis SA *(a)	174,563	2,019,380
Eramet SA (a)	15,929	936,720
Eurazeo SE	8,713	608,818
Eutelsat Communications SACA *(a)	388,645	1,447,167
FDJ UNITED	48,267	1,772,074
Fnac Darty SA	19,221	663,348
Gaztransport Et Technigaz SA	8,336	1,549,166

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gecina SA	27,042	2,974,776
Getlink SE *	101,862	1,948,515
ICADE	71,651	1,965,218
ID Logistics Group SACA *	1,523	725,310
Imerys SA	66,685	2,225,702
Ipsen SA *	20,105	2,366,870
IPSOS SA	43,119	2,199,852
JCDecaux SE	105,808	1,816,193
Klepierre SA	29,742	1,163,529
LISI SA	19,362	717,670
Mercialys SA	82,404	1,034,654
Mersen SA	25,384	589,312
Metropole Television SA	106,674	1,501,661
Nexans SA	27,990	3,218,874
Nexity SA *	242,296	2,756,167
Opmobility	215,133	2,630,355
Pierre Et Vacances SA *	85,875	139,605
Quadient SA	60,275	1,126,312
Remy Cointreau SA	16,620	890,186
Sartorius Stedim Biotech	6,468	1,424,503
Societe BIC SA	29,245	1,806,102
Societe LDC SADIR	9,132	870,837
SOITEC *	11,635	573,519
Sopra Steria Group *	16,212	3,493,208
SPIE SA	100,533	5,106,182
Stef SA	1,446	209,465
Television Francaise 1 SA	245,763	2,375,706
Trigano SA	11,195	1,640,748
Ubisoft Entertainment SA *	177,728	2,033,799
Vallourec SACA (a)	129,290	2,189,172
Verallia SA	74,779	2,373,605
Vicat SACA	42,159	2,742,436
Virbac SACA	2,378	898,975
Vivendi SE *	108,284	364,978
Worldline SA *	241,907	1,436,289
		106,554,355

Germany 4.0%
1&1 AG (a)	102,092	2,114,016
AIXTRON SE	42,921	592,509
Auto1 Group SE *	136,383	3,653,961
BayWa AG *(a)	86,262	876,464
Bechtle AG	84,491	3,681,350
Bilfinger SE	33,101	2,929,199
CANCOM SE	43,268	1,382,728
Carl Zeiss Meditec AG, Bearer Shares	19,153	1,237,202
Ceconomy AG *	742,318	2,237,413
Cewe Stiftung & Co. KGaA	7,176	813,841
CompuGroup Medical SE & Co. KGaA *	34,798	872,258
CTS Eventim AG & Co. KGaA	8,622	1,044,393
Delivery Hero SE *	43,586	1,206,347
Deutsche Pfandbriefbank AG *	296,166	1,934,961
Deutz AG	314,075	2,636,715
Duerr AG	76,072	1,977,661
DWS Group GmbH & Co. KGaA	26,530	1,488,441
Evotec SE *	71,102	561,155
Fielmann Group AG	16,455	1,046,110
Fraport AG Frankfurt Airport Services Worldwide *	26,068	1,808,175
Gerresheimer AG	23,864	1,716,254
Grenke AG	36,277	572,450
Hella GmbH & Co. KGaA	6,668	660,091
HelloFresh SE *	392,575	4,659,489
Hensoldt AG	16,583	1,731,979
HOCHTIEF AG	13,313	2,448,401
Hornbach Holding AG & Co. KGaA	29,382	2,965,342
HUGO BOSS AG	60,142	2,785,670
Indus Holding AG	52,269	1,302,478
SECURITY	NUMBER OF SHARES	VALUE ($)
Jenoptik AG	39,895	875,471
JOST Werke SE	21,029	1,215,145
Kloeckner & Co. SE	654,175	4,663,857
Knorr-Bremse AG	46,258	4,673,782
Krones AG	11,987	1,886,103
LEG Immobilien SE (a)	30,301	2,571,342
Mutares SE & Co. KGaA	34,953	1,307,469
Nemetschek SE	6,757	938,149
Nordex SE *	59,701	1,211,150
ProSiebenSat.1 Media SE	449,836	3,613,036
Rational AG	1,089	894,454
SAF-Holland SE	62,821	1,163,903
Salzgitter AG	147,597	3,518,750
Schaeffler AG	184,334	887,285
Scout24 SE	18,870	2,568,519
Siltronic AG (a)	28,697	1,179,334
Sixt SE	18,292	1,736,037
Stabilus SE	35,792	1,038,170
Stroeer SE & Co. KGaA	22,309	1,291,641
Suedzucker AG	121,255	1,551,369
TAG Immobilien AG	129,760	2,191,974
Takkt AG	40,159	319,590
Talanx AG	41,686	5,409,138
TeamViewer SE *	50,243	585,214
Traton SE	81,747	2,888,039
TUI AG *	287,247	2,399,424
United Internet AG	179,949	4,686,347
Wacker Chemie AG (a)	34,500	2,449,842
Wacker Neuson SE	48,556	1,234,760
Wuestenrot & Wuerttembergische AG	98,585	1,551,193
		115,437,540

Guernsey 0.0%
Burford Capital Ltd.	55,810	716,124
Sirius Real Estate Ltd.	418,703	538,386
		1,254,510

Hong Kong 2.5%
ASMPT Ltd.	284,759	1,921,017
Bank of East Asia Ltd.	1,480,303	2,084,096
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Cafe de Coral Holdings Ltd.	542,799	481,777
Cathay Pacific Airways Ltd.	1,122,365	1,511,458
CK Infrastructure Holdings Ltd.	125,887	814,733
Cowell e Holdings, Inc. *(a)	167,029	476,066
Crystal International Group Ltd.	250,603	159,153
CTF Services Ltd.	945,810	876,872
Dah Sing Financial Holdings Ltd.	279,354	1,045,589
DFI Retail Group Holdings Ltd.	591,544	1,632,662
Fortune Real Estate Investment Trust	1,428,966	814,568
Futu Holdings Ltd., ADR	17,257	1,759,006
Galaxy Entertainment Group Ltd.	205,242	874,200
Grand Pharmaceutical Group Ltd. (a)	1,292,373	1,423,966
Hang Lung Group Ltd.	1,680,612	2,413,259
Hang Lung Properties Ltd.	1,910,891	1,510,865
Henderson Land Development Co. Ltd.	889,086	2,783,514
HK Electric Investments & HK Electric Investments Ltd.	1,941,162	1,401,123
HKBN Ltd.	2,872,467	1,813,253
Hongkong Land Holdings Ltd.	922,964	4,771,724
Hysan Development Co. Ltd.	689,026	1,133,505
Johnson Electric Holdings Ltd.	1,176,649	3,151,115
Kerry Properties Ltd.	1,287,995	3,094,519
Kingboard Laminates Holdings Ltd.	1,740,060	1,946,085
Luk Fook Holdings International Ltd.	722,211	1,670,704
Man Wah Holdings Ltd.	1,838,158	975,156

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Melco Resorts & Entertainment Ltd., ADR *	302,023	1,896,705
MTR Corp. Ltd.	256,726	897,054
Nine Dragons Paper Holdings Ltd. *	7,521,764	2,983,171
PAX Global Technology Ltd.	1,334,280	813,342
PCCW Ltd.	5,973,289	3,976,327
Sino Biopharmaceutical Ltd.	8,790,479	4,988,508
Sino Land Co. Ltd.	2,333,901	2,357,250
SJM Holdings Ltd. *	1,280,052	378,716
Skyworth Group Ltd. *(a)	4,617,075	1,801,716
Stella International Holdings Ltd.	720,500	1,286,353
Sun Art Retail Group Ltd.	2,437,879	739,924
Swire Properties Ltd.	708,398	1,553,831
United Energy Group Ltd.	10,061,131	603,035
United Laboratories International Holdings Ltd.	840,741	1,567,501
Vitasoy International Holdings Ltd.	886,258	1,026,229
VTech Holdings Ltd.	209,988	1,397,858
Wharf Holdings Ltd.	665,833	1,770,392
Wharf Real Estate Investment Co. Ltd.	359,347	900,940
		73,478,837

Indonesia 0.2%
First Pacific Co. Ltd.	6,753,294	4,641,972

Ireland 0.5%
AIB Group PLC	412,774	3,242,725
Alkermes PLC *	28,452	870,916
Bank of Cyprus Holdings PLC	58,711	405,242
Cairn Homes PLC	595,171	1,478,422
Cimpress PLC *	13,632	603,352
Dalata Hotel Group PLC	92,532	604,020
Dole PLC	160,945	2,278,981
Glanbia PLC	64,159	932,307
Glenveagh Properties PLC *	146,985	300,023
Grafton Group PLC	284,320	3,874,841
Greencore Group PLC	144,169	434,527
Uniphar PLC	236,039	967,348
		15,992,704

Israel 2.2%
Alony Hetz Properties & Investments Ltd.	109,976	930,959
Ashtrom Group Ltd.	33,757	545,710
Azrieli Group Ltd.	9,233	704,711
Bezeq The Israeli Telecommunication Corp. Ltd.	1,994,367	3,109,584
Cellcom Israel Ltd. *	178,117	1,272,933
Clal Insurance Enterprises Holdings Ltd.	49,950	1,559,895
Delek Automotive Systems Ltd. *	132,666	1,024,640
Delek Group Ltd.	16,494	2,904,434
Delta Galil Ltd.	13,104	662,061
Elbit Systems Ltd.	9,375	3,753,570
Elco Ltd.	18,831	944,453
Electra Ltd.	1,380	777,927
Equital Ltd. *	27,679	1,035,854
Fattal Holdings 1998 Ltd. *	1,070	161,907
FIBI Holdings Ltd.	25,119	1,650,974
First International Bank of Israel Ltd.	29,834	1,873,553
Formula Systems 1985 Ltd.	10,941	1,167,425
Fox Wizel Ltd.	7,094	599,709
G City Ltd.	193,422	679,341
Harel Insurance Investments & Financial Services Ltd.	109,060	2,212,717
Inmode Ltd. *	9,435	138,317
Isracard Ltd.	192,501	907,489
SECURITY	NUMBER OF SHARES	VALUE ($)
Israel Corp. Ltd.	15,622	4,874,176
Melisron Ltd.	5,878	548,523
Mivne Real Estate KD Ltd.	242,635	740,491
Mizrahi Tefahot Bank Ltd.	58,319	3,334,266
Nice Ltd. *	17,244	2,901,808
Nova Ltd. *	684	146,116
Oil Refineries Ltd.	10,952,280	2,816,536
Partner Communications Co. Ltd.	162,137	1,117,265
Paz Retail & Energy Ltd.	10,908	1,719,975
Phoenix Financial Ltd.	156,418	3,769,162
Plus500 Ltd.	89,131	4,096,336
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,617	804,252
Shikun & Binui Ltd. *	282,569	973,172
Shufersal Ltd.	274,977	2,752,778
Strauss Group Ltd.	46,992	1,145,707
Taboola.com Ltd. *	42,606	157,642
Tower Semiconductor Ltd. *	66,444	2,732,037
		63,248,405

Italy 2.0%
ACEA SpA	61,552	1,479,993
Amplifon SpA	43,471	998,360
Azimut Holding SpA	89,637	2,615,243
Banca Generali SpA	36,813	2,146,018
Banca Mediolanum SpA	131,649	2,186,520
Banca Monte dei Paschi di Siena SpA	276,190	2,279,784
Banca Popolare di Sondrio SpA	206,498	2,784,992
BFF Bank SpA *	123,867	1,276,830
Buzzi SpA	66,655	3,421,802
CIR SpA-Compagnie Industriali *	1,251,943	868,395
Danieli & C Officine Meccaniche SpA	12,544	512,661
De' Longhi SpA	36,655	1,199,275
DiaSorin SpA	9,947	1,031,668
Enav SpA *	218,238	1,044,039
ERG SpA	41,964	886,097
FinecoBank Banca Fineco SpA	163,429	3,528,834
Hera SpA	265,049	1,315,522
Infrastrutture Wireless Italiane SpA (a)	88,176	1,034,052
Interpump Group SpA	42,592	1,660,428
Iren SpA	1,253,756	3,897,069
Italgas SpA	505,566	4,149,615
Lottomatica Group SpA	10,286	270,444
Maire SpA	58,212	742,137
Nexi SpA	320,332	1,925,927
OVS SpA	292,409	1,254,799
Piaggio & C SpA (a)	291,113	601,154
Pirelli & C SpA	479,908	3,432,339
PRADA SpA	179,284	1,172,889
Recordati Industria Chimica e Farmaceutica SpA	35,098	2,103,817
Reply SpA	7,965	1,342,777
Saipem SpA	483,089	1,197,216
Salvatore Ferragamo SpA *	92,070	597,346
Sesa SpA (a)	6,567	609,834
SOL SpA	16,520	858,949
Technogym SpA	64,596	874,858
Webuild SpA	382,678	1,559,623
		58,861,306

Japan 32.7%
77 Bank Ltd.	35,920	1,212,311
ABC-Mart, Inc.	81,157	1,580,451
Acom Co. Ltd.	531,604	1,525,237
Activia Properties, Inc.	1,157	922,906
Adastria Co. Ltd.	43,713	847,631
ADEKA Corp.	141,645	2,620,474

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Advance Residence Investment Corp.	1,066	1,094,110
AEON Financial Service Co. Ltd.	194,130	1,766,469
Aeon Mall Co. Ltd.	139,837	2,784,723
AEON REIT Investment Corp.	1,151	997,887
Aica Kogyo Co. Ltd.	83,358	2,102,797
Aichi Steel Corp.	5,947	307,870
Aiful Corp.	265,290	735,410
Ain Holdings, Inc.	59,203	2,314,864
Aisan Industry Co. Ltd.	87,509	1,123,162
Amano Corp.	62,420	1,844,114
Anritsu Corp.	206,441	2,355,626
AOKI Holdings, Inc.	80,953	846,025
Aoyama Trading Co. Ltd.	120,774	1,833,853
Aozora Bank Ltd. (a)	117,192	1,702,307
Arata Corp.	131,409	2,763,965
ARCLANDS Corp.	94,610	1,120,541
Arcs Co. Ltd.	190,186	3,776,173
ARE Holdings, Inc.	128,414	1,603,673
Artience Co. Ltd.	79,085	1,639,851
As One Corp.	43,398	672,497
Asahi Intecc Co. Ltd.	62,123	965,889
Asics Corp.	172,629	4,166,928
ASKUL Corp.	62,668	674,041
Autobacs Seven Co. Ltd.	169,655	1,702,488
Axial Retailing, Inc.	194,193	1,538,256
Azbil Corp.	411,135	3,621,419
Bando Chemical Industries Ltd.	56,785	639,886
BayCurrent, Inc.	28,201	1,501,565
Belc Co. Ltd.	27,981	1,370,981
Bic Camera, Inc.	180,081	1,875,129
BIPROGY, Inc.	79,280	3,206,473
BML, Inc.	58,237	1,210,790
Bunka Shutter Co. Ltd.	110,739	1,648,480
Calbee, Inc.	101,132	1,995,026
Canon Marketing Japan, Inc.	80,540	2,992,865
Capcom Co. Ltd.	70,335	2,095,987
Casio Computer Co. Ltd.	382,628	2,764,404
Central Glass Co. Ltd.	68,846	1,390,804
Chiba Bank Ltd.	324,050	2,950,911
Chudenko Corp.	51,609	1,194,595
Chugin Financial Group, Inc.	95,651	1,159,386
Chugoku Marine Paints Ltd.	45,025	694,901
Citizen Watch Co. Ltd.	393,717	2,362,930
CKD Corp.	69,561	1,120,342
Colowide Co. Ltd.	54,533	687,072
Concordia Financial Group Ltd.	593,688	3,814,053
Cosmos Pharmaceutical Corp.	63,503	3,886,888
Create SD Holdings Co. Ltd. (a)	54,673	1,199,210
Credit Saison Co. Ltd.	144,384	3,946,433
CyberAgent, Inc.	510,914	5,187,214
Daicel Corp.	406,727	3,478,299
Dai-Dan Co. Ltd.	42,416	1,233,134
Daido Steel Co. Ltd.	372,998	2,523,188
Daihen Corp.	23,507	995,376
Daiichikosho Co. Ltd.	96,891	1,052,207
Daio Paper Corp.	368,020	2,121,991
Daiseki Co. Ltd.	33,050	810,818
Daishi Hokuetsu Financial Group, Inc.	53,692	1,237,229
Daiwa House REIT Investment Corp.	1,043	1,734,057
Daiwa Office Investment Corp.	333	695,793
Daiwa Securities Living Investments Corp.	1,058	689,960
DCM Holdings Co. Ltd.	278,892	2,539,687
DeNA Co. Ltd.	65,873	1,271,626
Denka Co. Ltd.	65,377	931,756
Dexerials Corp.	79,594	1,164,992
DMG Mori Co. Ltd.	117,538	2,518,642
Doshisha Co. Ltd.	36,237	576,346
Doutor Nichires Holdings Co. Ltd.	55,033	1,006,876
SECURITY	NUMBER OF SHARES	VALUE ($)
DTS Corp.	36,491	1,253,078
Duskin Co. Ltd.	64,355	1,671,147
DyDo Group Holdings, Inc.	37,202	691,213
Eagle Industry Co. Ltd.	57,307	762,928
Earth Corp.	31,048	1,080,155
EDION Corp.	315,547	4,165,890
Eizo Corp.	39,517	567,169
Elecom Co. Ltd.	69,580	826,984
Exedy Corp.	83,221	2,488,642
Ezaki Glico Co. Ltd.	94,031	3,023,042
FCC Co. Ltd.	87,543	1,711,486
Ferrotec Holdings Corp.	82,731	1,523,381
Food & Life Cos. Ltd.	65,614	2,812,906
FP Corp.	62,369	1,271,196
Frontier Real Estate Investment Corp.	1,237	706,392
Fuji Co. Ltd.	74,581	1,050,269
Fuji Corp.	133,697	2,148,677
Fuji Media Holdings, Inc.	46,614	927,790
Fuji Oil Co. Ltd.	90,640	1,859,975
Fuji Seal International, Inc.	78,213	1,397,909
Fujimi, Inc.	24,340	318,472
Fujitec Co. Ltd.	45,847	1,830,131
Fujitsu General Ltd.	88,881	1,724,708
Fukuda Denshi Co. Ltd.	23,869	1,091,759
Fukuoka Financial Group, Inc.	101,896	2,794,999
Fukuyama Transporting Co. Ltd.	68,942	1,559,968
Furukawa Co. Ltd.	67,887	1,059,977
Futaba Industrial Co. Ltd.	262,672	1,361,646
Fuyo General Lease Co. Ltd.	56,698	1,567,795
Geo Holdings Corp.	77,892	884,750
Glory Ltd.	116,512	2,491,812
GLP J-Reit	1,581	1,392,599
GMO internet group, Inc.	49,596	1,206,087
Godo Steel Ltd.	19,200	502,304
Goldwin, Inc.	17,982	1,031,976
GS Yuasa Corp.	191,943	3,513,091
G-Tekt Corp.	83,250	999,265
GungHo Online Entertainment, Inc.	61,774	1,185,006
Gunma Bank Ltd.	188,882	1,562,945
Gunze Ltd.	58,008	1,358,793
H.U. Group Holdings, Inc.	159,983	3,435,929
H2O Retailing Corp.	199,953	2,739,576
Hachijuni Bank Ltd.	200,542	1,631,632
Hakuhodo DY Holdings, Inc.	130,207	1,022,833
Hamakyorex Co. Ltd.	24,351	217,023
Hamamatsu Photonics KK	200,930	2,163,240
Happinet Corp.	40,824	1,471,186
Hazama Ando Corp.	318,069	3,194,026
Heiwa Corp.	73,897	1,072,901
Heiwa Real Estate Co. Ltd.	16,760	518,033
Heiwado Co. Ltd.	126,157	2,404,323
Hikari Tsushin, Inc.	13,458	3,669,134
Hino Motors Ltd. *	256,826	833,512
Hirogin Holdings, Inc.	152,321	1,319,000
Hirose Electric Co. Ltd.	21,777	2,564,131
Hisamitsu Pharmaceutical Co., Inc.	53,617	1,526,818
Hogy Medical Co. Ltd.	25,098	667,042
Hokkaido Electric Power Co., Inc.	588,611	2,894,614
Hokkoku Financial Holdings, Inc.	18,663	640,876
Hokuetsu Corp. (a)	175,461	1,226,932
Hokuhoku Financial Group, Inc.	106,119	2,049,278
Hokuriku Electric Power Co.	417,078	2,022,739
Horiba Ltd.	35,950	2,576,132
Hoshizaki Corp.	77,390	2,893,510
Hosiden Corp.	129,575	1,957,611
House Foods Group, Inc.	101,820	1,934,506
Hulic Co. Ltd.	372,127	3,770,399
Hyakugo Bank Ltd.	165,359	811,353
Ibiden Co. Ltd.	39,501	1,618,146

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Idec Corp.	29,935	479,433
IDOM, Inc.	143,586	1,021,954
Iino Kaiun Kaisha Ltd.	114,797	786,820
Inaba Denki Sangyo Co. Ltd.	97,925	2,635,176
Inabata & Co. Ltd.	157,492	3,465,381
Industrial & Infrastructure Fund Investment Corp.	1,033	844,756
INFRONEER Holdings, Inc.	430,216	3,513,701
Internet Initiative Japan, Inc.	88,754	1,712,403
Invincible Investment Corp.	1,675	711,580
Ito En Ltd.	85,511	1,875,618
Itochu Enex Co. Ltd.	183,612	2,146,668
Itoham Yonekyu Holdings, Inc.	133,024	4,627,884
Iyogin Holdings, Inc.	123,748	1,349,869
Izumi Co. Ltd.	143,144	3,255,820
J Front Retailing Co. Ltd.	289,598	4,080,202
Jaccs Co. Ltd.	52,995	1,489,274
JAFCO Group Co. Ltd.	72,484	1,221,671
Japan Airport Terminal Co. Ltd.	19,624	608,460
Japan Aviation Electronics Industry Ltd.	89,657	1,560,198
Japan Excellent, Inc.	808	732,433
Japan Exchange Group, Inc.	291,002	3,224,728
Japan Hotel REIT Investment Corp.	1,324	685,421
Japan Lifeline Co. Ltd.	17,037	171,557
Japan Logistics Fund, Inc.	1,044	662,742
Japan Metropolitan Fund Invest	3,700	2,528,293
Japan Petroleum Exploration Co. Ltd.	283,344	1,967,571
Japan Prime Realty Investment Corp.	475	1,183,426
Japan Pulp & Paper Co. Ltd.	246,502	1,016,450
Japan Real Estate Investment Corp.	3,070	2,489,275
Japan Steel Works Ltd.	53,705	2,552,844
Japan Wool Textile Co. Ltd. (a)	105,918	1,098,855
Jeol Ltd.	28,806	808,113
JGC Holdings Corp.	429,015	3,616,873
Joyful Honda Co. Ltd.	89,535	1,274,506
Juroku Financial Group, Inc.	27,841	951,219
JVCKenwood Corp.	231,667	1,890,487
Kadokawa Corp.	66,932	1,658,283
Kaga Electronics Co. Ltd.	115,079	2,125,407
Kagome Co. Ltd.	70,690	1,458,920
Kakaku.com, Inc.	59,349	1,015,096
Kaken Pharmaceutical Co. Ltd.	44,609	1,188,378
Kameda Seika Co. Ltd.	19,070	500,886
Kamigumi Co. Ltd.	143,403	3,977,260
Kanadevia Corp.	324,977	2,128,301
Kanamoto Co. Ltd.	96,239	2,200,968
Kandenko Co. Ltd.	182,676	3,773,283
Kanematsu Corp.	183,200	3,474,319
Kansai Paint Co. Ltd.	59,958	854,109
Katitas Co. Ltd.	50,436	771,421
Kato Sangyo Co. Ltd.	117,543	4,317,391
KDX Realty Investment Corp.	996	1,047,113
Keihan Holdings Co. Ltd.	100,486	2,188,763
Keikyu Corp.	243,730	2,503,260
Keio Corp.	104,745	2,544,310
Keisei Electric Railway Co. Ltd.	200,631	1,925,735
Kewpie Corp.	45,761	1,079,845
KH Neochem Co. Ltd.	51,692	885,923
Kinden Corp.	168,955	4,585,244
Kitz Corp.	150,793	1,219,553
Kiyo Bank Ltd.	50,812	914,155
Kobayashi Pharmaceutical Co. Ltd.	40,910	1,493,564
Kobe Bussan Co. Ltd.	64,059	2,019,948
Koei Tecmo Holdings Co. Ltd.	64,105	1,062,678
Kohnan Shoji Co. Ltd.	61,395	1,580,668
Kokusai Electric Corp.	55,659	1,157,963
Kokuyo Co. Ltd.	127,563	2,698,100
Komeri Co. Ltd.	75,160	1,503,252
Konami Group Corp.	36,500	4,971,811
SECURITY	NUMBER OF SHARES	VALUE ($)
Konishi Co. Ltd.	77,775	597,751
Konoike Transport Co. Ltd.	70,279	1,386,147
Kose Corp.	39,985	1,604,166
Kumagai Gumi Co. Ltd.	86,665	2,489,528
Kumiai Chemical Industry Co. Ltd.	146,271	819,065
Kurabo Industries Ltd.	6,923	341,604
Kureha Corp.	97,582	2,275,640
Kurita Water Industries Ltd.	90,524	3,392,101
Kusuri No. Aoki Holdings Co. Ltd.	51,678	1,266,030
KYB Corp.	102,142	2,215,631
Kyoei Steel Ltd.	57,249	772,075
Kyokuto Kaihatsu Kogyo Co. Ltd.	59,080	1,050,620
Kyorin Pharmaceutical Co. Ltd.	63,818	665,623
Kyoritsu Maintenance Co. Ltd.	36,891	890,221
Kyoto Financial Group, Inc.	80,355	1,344,308
Kyowa Kirin Co. Ltd.	173,238	2,825,570
Kyudenko Corp.	70,144	2,583,216
Kyushu Financial Group, Inc.	213,908	1,085,291
Kyushu Railway Co.	138,608	3,718,435
Lasertec Corp.	6,231	630,679
Leopalace21 Corp.	58,954	265,976
Life Corp.	163,766	2,301,656
Lintec Corp.	81,895	1,627,741
Lion Corp.	340,924	3,692,881
M3, Inc.	224,362	3,168,076
Mabuchi Motor Co. Ltd.	117,415	1,766,168
Macnica Holdings, Inc.	271,306	3,610,958
Makino Milling Machine Co. Ltd.	32,140	2,496,895
Maruha Nichiro Corp.	169,146	3,658,510
Marui Group Co. Ltd.	124,121	2,540,569
Maruichi Steel Tube Ltd.	95,823	2,308,996
Maruwa Co. Ltd.	2,674	651,011
Maruzen Showa Unyu Co. Ltd.	26,544	1,168,124
Max Co. Ltd.	32,374	1,058,978
Maxell Ltd.	64,532	806,790
McDonald's Holdings Co. Japan Ltd.	63,300	2,680,363
MCJ Co. Ltd.	125,983	1,154,229
Mebuki Financial Group, Inc.	610,945	3,013,761
Megachips Corp.	15,911	539,758
Megmilk Snow Brand Co. Ltd.	182,495	3,565,289
Meidensha Corp.	54,095	1,638,277
Meiko Electronics Co. Ltd.	18,379	738,752
MEITEC Group Holdings, Inc.	59,167	1,321,155
Menicon Co. Ltd.	79,410	598,760
Milbon Co. Ltd.	7,570	131,155
Mirait One Corp.	237,429	4,200,812
Mitsubishi HC Capital, Inc.	295,408	2,167,015
Mitsubishi Logisnext Co. Ltd.	13,077	199,198
Mitsubishi Logistics Corp.	318,701	2,578,630
Mitsubishi Pencil Co. Ltd.	40,844	597,821
Mitsubishi Shokuhin Co. Ltd.	92,500	4,051,422
Mitsuboshi Belting Ltd.	28,803	714,611
Mitsui E&S Co. Ltd.	128,388	2,095,386
Mitsui High-Tec, Inc.	33,701	169,795
Mitsui-Soko Holdings Co. Ltd.	137,320	3,625,830
Mitsuuroko Group Holdings Co. Ltd.	110,339	1,470,473
Miura Co. Ltd.	75,919	1,600,510
MIXI, Inc.	62,300	1,439,901
Mizuho Leasing Co. Ltd.	130,197	968,165
Mizuno Corp.	67,439	1,289,004
Mochida Pharmaceutical Co. Ltd.	38,018	788,578
Modec, Inc.	32,321	1,133,402
MonotaRO Co. Ltd.	64,081	1,324,298
Morinaga & Co. Ltd.	101,339	1,676,752
Morinaga Milk Industry Co. Ltd.	174,878	4,015,183
Morita Holdings Corp.	12,299	181,039
MOS Food Services, Inc.	18,952	481,369
Musashi Seimitsu Industry Co. Ltd.	93,843	1,861,967
Nabtesco Corp.	175,940	2,912,316

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nachi-Fujikoshi Corp.	44,586	945,516
Nagoya Railroad Co. Ltd.	81,035	914,553
Nakanishi, Inc.	40,808	548,085
Nankai Electric Railway Co. Ltd.	121,604	1,839,293
Nexon Co. Ltd.	188,849	3,418,508
Nextage Co. Ltd.	69,552	800,141
NHK Spring Co. Ltd.	73,861	820,792
Nichias Corp.	70,145	2,432,069
Nichicon Corp.	118,609	977,346
Nichiha Corp.	48,004	1,019,663
Nichireki Group Co. Ltd.	35,523	619,151
Nifco, Inc.	128,085	3,077,520
Nihon Kohden Corp.	172,547	2,054,971
Nihon M&A Center Holdings, Inc.	193,090	951,567
Nihon Parkerizing Co. Ltd.	143,107	1,232,766
Nikkiso Co. Ltd.	111,854	935,637
Nikkon Holdings Co. Ltd.	159,837	3,557,964
Nippn Corp.	132,928	2,009,189
Nippon Accommodations Fund, Inc.	904	719,842
Nippon Building Fund, Inc.	3,237	2,952,210
Nippon Densetsu Kogyo Co. Ltd.	84,644	1,413,715
Nippon Electric Glass Co. Ltd.	141,592	3,397,148
Nippon Gas Co. Ltd.	106,921	1,912,492
Nippon Kayaku Co. Ltd.	287,419	2,599,409
Nippon Light Metal Holdings Co. Ltd.	302,748	3,403,148
Nippon Paint Holdings Co. Ltd.	555,556	4,194,728
Nippon Prologis REIT, Inc. (a)	2,445	1,304,723
Nippon Road Co. Ltd.	45,221	787,869
Nippon Sanso Holdings Corp.	89,241	3,201,160
Nippon Seiki Co. Ltd.	153,498	1,497,801
Nippon Shinyaku Co. Ltd.	82,199	2,028,557
Nippon Shokubai Co. Ltd.	265,727	3,058,821
Nippon Soda Co. Ltd.	81,801	1,678,027
Nippon Television Holdings, Inc.	204,051	4,634,084
Nipro Corp.	304,742	2,678,993
Nishimatsu Construction Co. Ltd.	50,370	1,689,530
Nishimatsuya Chain Co. Ltd.	64,005	929,724
Nishi-Nippon Financial Holdings, Inc.	88,256	1,316,240
Nishi-Nippon Railroad Co. Ltd.	132,040	2,002,630
Nissan Chemical Corp.	110,450	3,328,158
Nissha Co. Ltd.	73,152	659,557
Nisshin Oillio Group Ltd.	64,198	2,151,130
Nisshinbo Holdings, Inc.	488,783	3,139,430
Nitta Corp.	19,525	513,513
Nittetsu Mining Co. Ltd.	23,403	1,136,942
Nitto Boseki Co. Ltd.	18,843	679,051
Nitto Kogyo Corp.	48,273	1,011,995
NOF Corp.	182,505	3,237,900
Nojima Corp.	158,702	3,027,871
NOK Corp.	221,742	3,258,629
Nomura Co. Ltd.	144,474	874,083
Nomura Real Estate Holdings, Inc.	637,548	3,745,448
Nomura Real Estate Master Fund, Inc.	2,390	2,396,708
Noritake Co. Ltd.	47,347	1,223,911
Noritz Corp.	64,602	851,540
North Pacific Bank Ltd.	286,276	1,132,843
NPR-RIKEN Corp.	43,020	720,901
NS Solutions Corp.	49,606	1,330,436
NS United Kaiun Kaisha Ltd.	22,944	608,204
NSD Co. Ltd.	38,538	951,331
NTN Corp.	1,707,487	2,558,361
NTT UD REIT Investment Corp.	806	733,413
Obic Co. Ltd.	58,501	2,135,381
Odakyu Electric Railway Co. Ltd.	314,841	3,501,991
Okamoto Industries, Inc.	15,838	564,173
Okamura Corp.	125,566	1,913,577
Oki Electric Industry Co. Ltd.	221,710	2,123,450
Okinawa Cellular Telephone Co.	18,788	620,429
OKUMA Corp.	81,920	2,080,715
SECURITY	NUMBER OF SHARES	VALUE ($)
Okumura Corp.	53,714	1,589,513
Onward Holdings Co. Ltd.	177,227	690,264
Open House Group Co. Ltd.	94,097	4,072,461
Open Up Group, Inc.	14,760	186,680
Oracle Corp. Japan	15,232	1,783,462
Organo Corp.	3,144	169,298
Orient Corp.	110,481	641,624
Oriental Land Co. Ltd.	141,291	3,146,110
Orix JREIT, Inc.	1,480	1,835,961
Osaka Soda Co. Ltd.	84,034	941,120
OSG Corp. (a)	127,961	1,466,769
Pacific Industrial Co. Ltd.	124,518	1,132,178
PALTAC Corp.	112,125	3,254,302
Paramount Bed Holdings Co. Ltd.	50,076	863,433
Park24 Co. Ltd.	109,658	1,527,134
Pasona Group, Inc.	35,640	563,640
Penta-Ocean Construction Co. Ltd.	651,094	3,945,956
Pigeon Corp.	171,987	2,221,725
Pilot Corp.	42,777	1,183,449
Piolax, Inc. (a)	30,902	424,890
Pola Orbis Holdings, Inc.	130,507	1,240,447
Prima Meat Packers Ltd.	100,385	1,582,701
Raito Kogyo Co. Ltd.	81,909	1,637,669
Raiznext Corp.	70,082	826,637
Rakuten Group, Inc. *	321,880	1,781,443
Relo Group, Inc.	74,651	890,618
Resorttrust, Inc.	109,543	1,240,847
Restar Corp.	39,440	678,402
Retail Partners Co. Ltd.	82,933	767,861
Ricoh Leasing Co. Ltd.	4,682	168,727
Rinnai Corp.	128,785	3,217,505
Rohto Pharmaceutical Co. Ltd.	109,738	1,548,782
Round One Corp.	102,392	788,368
Ryobi Ltd.	82,574	1,248,095
S Foods, Inc.	59,062	1,069,947
Saizeriya Co. Ltd.	21,972	761,357
Sakai Moving Service Co. Ltd.	29,042	507,196
Sakata INX Corp.	104,739	1,399,472
Sakata Seed Corp.	31,091	744,443
San-A Co. Ltd.	78,486	1,615,464
San-Ai Obbli Co. Ltd.	224,141	2,704,387
Sangetsu Corp.	68,839	1,368,240
San-In Godo Bank Ltd.	94,884	827,223
Sanken Electric Co. Ltd. *	31,319	1,636,111
Sanki Engineering Co. Ltd.	83,728	2,204,972
Sankyo Co. Ltd.	116,510	2,032,334
Santen Pharmaceutical Co. Ltd.	329,845	3,664,309
Sanyo Chemical Industries Ltd.	27,501	703,272
Sanyo Denki Co. Ltd.	13,812	973,478
Sapporo Holdings Ltd.	51,820	2,642,086
Sawai Group Holdings Co. Ltd.	145,743	1,804,428
SBI Holdings, Inc.	19,969	607,394
SBS Holdings, Inc.	26,420	496,376
SCREEN Holdings Co. Ltd.	49,125	3,523,641
SCSK Corp.	120,284	3,660,328
Sega Sammy Holdings, Inc.	152,843	2,892,254
Seibu Holdings, Inc.	128,947	3,409,216
Seiko Group Corp.	37,419	1,060,631
Seino Holdings Co. Ltd.	67,693	1,016,838
Seiren Co. Ltd.	59,892	1,025,629
Sekisui House Reit, Inc.	1,812	968,192
Sekisui Jushi Corp.	40,348	538,831
Senko Group Holdings Co. Ltd.	304,393	3,773,929
Seria Co. Ltd.	81,900	1,500,701
Seven Bank Ltd.	610,658	1,171,844
Sharp Corp. *	102,732	526,920
Shibaura Machine Co. Ltd.	22,701	527,820
Shibuya Corp.	12,699	292,624
Shiga Bank Ltd.	24,879	1,062,093

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shikoku Electric Power Co., Inc.	397,787	3,229,547
Shinmaywa Industries Ltd.	132,469	1,296,277
Ship Healthcare Holdings, Inc.	152,893	1,975,069
Shizuoka Financial Group, Inc.	264,423	3,097,869
SHO-BOND Holdings Co. Ltd.	28,506	967,618
Shoei Foods Corp.	16,097	451,245
Showa Sangyo Co. Ltd.	45,358	910,335
Siix Corp.	81,388	654,285
SKY Perfect JSAT Holdings, Inc.	183,752	1,604,543
Skylark Holdings Co. Ltd.	181,654	4,007,101
Socionext, Inc.	91,156	1,353,805
Sohgo Security Services Co. Ltd.	565,202	3,928,740
Sotetsu Holdings, Inc.	96,063	1,433,339
Square Enix Holdings Co. Ltd.	84,105	5,289,531
Starts Corp., Inc.	53,374	1,568,355
Sugi Holdings Co. Ltd.	164,937	3,621,196
Sumitomo Bakelite Co. Ltd.	74,147	2,026,652
Sumitomo Densetsu Co. Ltd.	24,035	1,074,367
Sumitomo Osaka Cement Co. Ltd.	92,488	2,466,432
Sumitomo Pharma Co. Ltd. *	565,734	2,979,714
Sumitomo Riko Co. Ltd.	23,840	285,330
Sumitomo Warehouse Co. Ltd.	84,048	1,747,420
Sundrug Co. Ltd.	137,815	4,289,318
Suruga Bank Ltd.	22,276	205,940
SWCC Corp.	33,521	1,626,162
T Hasegawa Co. Ltd.	30,599	618,575
Tachibana Eletech Co. Ltd.	40,031	709,375
Tadano Ltd.	207,421	1,416,779
Taihei Dengyo Kaisha Ltd.	28,090	990,874
Taikisha Ltd.	82,114	1,389,101
Taiyo Holdings Co. Ltd.	30,329	1,250,615
Takamatsu Construction Group Co. Ltd.	39,245	764,529
Takara Holdings, Inc.	323,481	2,863,904
Takara Standard Co. Ltd.	129,194	2,069,145
Takasago International Corp.	7,570	346,249
Takasago Thermal Engineering Co. Ltd.	46,913	2,162,039
Takashimaya Co. Ltd.	439,558	3,513,844
Takeuchi Manufacturing Co. Ltd.	35,972	1,164,207
Takuma Co. Ltd.	98,439	1,387,608
Tamron Co. Ltd.	18,642	448,302
TBS Holdings, Inc.	78,535	2,519,956
TechnoPro Holdings, Inc.	87,824	2,400,484
THK Co. Ltd.	162,479	4,455,660
TKC Corp.	32,419	954,855
Toa Corp.	120,279	1,249,511
Toagosei Co. Ltd.	185,775	1,805,672
TOBISHIMA HOLDINGS, Inc. *	4,829	62,816
Tocalo Co. Ltd.	52,972	659,328
Toda Corp.	362,631	2,249,747
Toei Co. Ltd.	21,183	710,529
Toho Co. Ltd.	58,895	3,108,115
Toho Holdings Co. Ltd.	121,153	3,832,027
Tokai Carbon Co. Ltd.	527,633	3,791,922
Tokai Corp.	51,450	784,791
TOKAI Holdings Corp.	261,744	1,788,555
Tokai Rika Co. Ltd.	204,244	3,114,015
Token Corp.	19,460	1,809,856
Tokuyama Corp.	164,553	3,217,048
Tokyo Century Corp.	172,486	1,832,503
Tokyo Kiraboshi Financial Group, Inc.	5,054	197,544
Tokyo Metro Co. Ltd.	36,050	454,326
Tokyo Ohka Kogyo Co. Ltd.	67,410	1,749,077
Tokyo Seimitsu Co. Ltd.	29,416	1,640,055
Tokyo Steel Manufacturing Co. Ltd.	136,138	1,453,887
Tokyo Tatemono Co. Ltd.	194,632	3,465,190
Tokyu Construction Co. Ltd.	179,795	1,136,374
Tomy Co. Ltd.	62,334	1,324,049
Topcon Corp.	129,398	2,921,644
Topre Corp.	158,665	1,972,660
SECURITY	NUMBER OF SHARES	VALUE ($)
Toshiba TEC Corp.	51,852	1,062,590
Totetsu Kogyo Co. Ltd.	48,698	1,176,150
Towa Pharmaceutical Co. Ltd.	37,300	789,712
Toyo Construction Co. Ltd.	113,733	1,134,217
Toyo Tire Corp.	221,615	4,602,933
Toyobo Co. Ltd.	285,233	1,779,062
Toyoda Gosei Co. Ltd.	204,584	3,978,396
Toyota Boshoku Corp.	208,050	2,970,186
Transcosmos, Inc.	56,235	1,309,467
Trend Micro, Inc.	60,331	4,526,027
Trusco Nakayama Corp.	97,304	1,382,399
TS Tech Co. Ltd.	245,433	2,745,271
TSI Holdings Co. Ltd.	28,689	217,909
Tsubakimoto Chain Co.	176,642	2,231,667
Tsumura & Co.	61,831	1,462,484
TV Asahi Holdings Corp.	91,939	1,662,988
Tv Tokyo Holdings Corp.	32,988	818,442
UACJ Corp.	89,628	3,034,289
Uchida Yoko Co. Ltd.	15,819	987,762
Ulvac, Inc.	50,243	1,753,169
United Super Markets Holdings, Inc.	362,682	2,277,209
United Urban Investment Corp. (a)	1,612	1,689,140
Ushio, Inc.	106,032	1,312,035
USS Co. Ltd.	221,631	2,403,774
UT Group Co. Ltd.	11,140	194,165
Valor Holdings Co. Ltd.	208,275	3,524,776
Valqua Ltd.	18,196	387,766
Wacoal Holdings Corp.	55,096	1,890,435
Wacom Co. Ltd.	204,412	913,724
Wakita & Co. Ltd.	54,175	656,655
Welcia Holdings Co. Ltd.	205,034	3,633,334
YAMABIKO Corp.	18,077	265,464
Yamae Group Holdings Co. Ltd.	87,205	1,420,832
Yamaguchi Financial Group, Inc.	94,139	1,000,792
Yamato Kogyo Co. Ltd.	29,479	1,747,350
Yamazen Corp.	191,154	1,739,389
Yaoko Co. Ltd.	32,214	2,091,862
Yellow Hat Ltd.	140,533	1,474,528
Yodogawa Steel Works Ltd.	32,640	1,259,952
Yokogawa Bridge Holdings Corp.	64,301	1,137,227
Yoshinoya Holdings Co. Ltd.	62,460	1,389,491
Yuasa Trading Co. Ltd.	51,598	1,616,293
Yurtec Corp.	93,337	1,269,764
Zacros Corp.	25,159	658,202
Zenkoku Hosho Co. Ltd.	68,160	1,509,681
Zensho Holdings Co. Ltd.	41,601	2,277,323
Zeon Corp.	293,002	2,953,473
Zojirushi Corp. (a)	46,586	438,111
ZOZO, Inc.	138,087	1,496,712
		943,377,386

Jersey 0.2%
boohoo Group PLC *(a)	1,268,356	412,216
CVC Capital Partners PLC	7,816	145,253
International Workplace Group PLC	1,016,289	2,639,616
Man Group PLC	303,786	717,743
TP ICAP Group PLC	885,813	3,135,729
		7,050,557

Luxembourg 0.6%
Allegro.eu SA *	133,488	1,227,916
Aroundtown SA *	941,385	2,990,244
Befesa SA	47,611	1,472,333
Espirito Santo Financial Group SA *(b)	8,470	0
Grand City Properties SA *	49,360	626,482
InPost SA *	10,389	170,779
RTL Group SA (a)	89,630	3,434,147

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsonite Group SA	582,129	1,097,215
Spotify Technology SA *	6,102	4,058,684
Subsea 7 SA	149,064	2,535,670
		17,613,470

Mongolia 0.1%
Sands China Ltd. *	788,863	1,551,258
Wynn Macau Ltd.	584,111	393,303
		1,944,561

Netherlands 2.0%
Adyen NV *	2,368	4,542,106
Arcadis NV	36,899	1,905,139
ASM International NV	4,405	2,398,373
Basic-Fit NV *(a)	32,462	851,293
BE Semiconductor Industries NV	15,964	1,931,020
Brembo NV	164,119	1,501,708
Cementir Holding NV	57,742	913,790
Corbion NV	56,999	1,231,396
CTP NV	13,787	262,322
Davide Campari-Milano NV	236,794	1,544,105
Eurocommercial Properties NV	30,467	947,702
Euronext NV	21,369	3,478,764
Ferrovial SE	14,981	762,602
Flow Traders Ltd.	9,396	312,538
Fugro NV	82,088	1,040,937
IMCD NV	17,357	2,354,693
JDE Peet's NV	128,618	3,536,450
Just Eat Takeaway.com NV *	176,439	3,898,887
Koninklijke BAM Groep NV	141,821	1,185,782
Koninklijke Heijmans NV	7,890	501,599
Koninklijke Vopak NV	44,522	2,039,940
MFE-MediaForEurope NV, Class A	377,191	1,386,532
MFE-MediaForEurope NV, Class B	140,390	675,443
OCI NV *	177,247	1,540,337
Pepco Group NV	177,800	811,473
Qiagen NV *	73,955	3,337,308
RHI Magnesita NV	23,166	870,048
SBM Offshore NV	154,839	3,554,292
Technip Energies NV	106,031	4,013,193
TKH Group NV	52,729	2,275,901
Van Lanschot Kempen NV	19,449	1,205,540
		56,811,213

New Zealand 0.8%
a2 Milk Co. Ltd.	394,460	2,091,349
Air New Zealand Ltd.	3,392,999	1,215,474
Auckland International Airport Ltd.	264,664	1,193,033
Chorus Ltd.	317,201	1,543,486
Contact Energy Ltd.	593,684	3,246,844
EBOS Group Ltd.	153,304	3,391,191
Fisher & Paykel Healthcare Corp. Ltd.	139,190	3,033,273
Freightways Group Ltd.	22,779	147,562
Genesis Energy Ltd.	900,471	1,220,411
Mercury NZ Ltd.	370,847	1,308,558
Meridian Energy Ltd.	705,143	2,311,320
Ryman Healthcare Ltd. *	229,876	288,220
SKYCITY Entertainment Group Ltd. *	1,326,730	752,518
Xero Ltd. *	6,982	828,064
		22,571,303

Norway 1.8%
AF Gruppen ASA *	47,638	702,180
Aker Solutions ASA	269,239	878,565
Atea ASA *	104,881	1,494,612
SECURITY	NUMBER OF SHARES	VALUE ($)
Austevoll Seafood ASA	155,340	1,409,397
Bluenord ASA *	3,022	174,213
Bonheur ASA	6,502	149,231
Borregaard ASA	59,517	1,091,643
DNO ASA	2,248,095	2,677,783
DOF Group ASA	23,266	202,553
Elkem ASA *	1,279,043	2,461,155
Europris ASA	168,844	1,315,434
Gjensidige Forsikring ASA	113,920	2,881,129
Golden Ocean Group Ltd. (c)	88,353	680,127
Golden Ocean Group Ltd. (a)(c)	43,748	336,860
Hoegh Autoliners ASA (a)	99,001	823,139
Kongsberg Gruppen ASA	15,071	2,652,174
Leroy Seafood Group ASA	367,483	1,602,702
MPC Container Ships ASA	591,775	930,191
Norconsult Norge AS	200,459	886,817
Nordic Semiconductor ASA *	56,717	694,450
Norwegian Air Shuttle ASA	203,789	284,826
Odfjell Drilling Ltd.	38,878	242,009
Opera Ltd., ADR	42,556	780,903
Salmar ASA	26,948	1,200,074
Scatec ASA *	21,262	182,088
SFL Corp. Ltd.	115,446	990,527
SpareBank 1 Nord Norge	108,644	1,566,526
SpareBank 1 SMN	82,499	1,554,676
SpareBank 1 Sor-Norge ASA	115,362	2,007,543
Sparebanken Norge	87,874	1,338,259
Stolt-Nielsen Ltd.	34,744	868,842
Storebrand ASA	169,181	2,213,876
TGS ASA	219,526	1,804,827
TOMRA Systems ASA	86,770	1,294,270
Var Energi ASA	604,966	1,754,417
Veidekke ASA	138,979	2,094,788
Vend Marketplaces ASA, A Shares	40,747	1,360,739
Vend Marketplaces ASA, B Shares	69,171	2,193,508
Wallenius Wilhelmsen ASA	345,369	2,697,469
Wilh Wilhelmsen Holding ASA, Class A	11,451	458,392
Wilh Wilhelmsen Holding ASA, Class B	5,763	219,698
		51,152,612

Poland 1.3%
Alior Bank SA *	55,297	1,535,064
Asseco Poland SA	95,967	4,705,383
Bank Millennium SA *	104,776	406,843
Budimex SA *	5,053	841,773
CD Projekt SA	14,636	866,931
Cognor Holding SA *	281,069	585,850
Cyfrowy Polsat SA *	833,483	3,717,180
Dino Polska SA *	13,413	1,968,670
Enea SA *	878,398	4,032,437
Eurocash SA	302,167	732,308
Grupa Azoty SA *	312,638	1,977,078
Grupa Kety SA	8,123	1,879,686
Jastrzebska Spolka Weglowa SA *	321,268	1,944,141
KRUK SA *	7,918	829,111
LPP SA	343	1,320,869
mBank SA *	4,849	1,061,858
Orange Polska SA	1,185,204	3,051,832
Santander Bank Polska SA	14,934	1,996,491
Tauron Polska Energia SA *	2,530,926	4,646,108
		38,099,613

Portugal 0.4%
Banco Comercial Portugues SA, Class R	3,867,483	3,011,925
Navigator Co. SA	279,681	1,093,497
NOS SGPS SA	375,810	1,642,558

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
REN - Redes Energeticas Nacionais SGPS SA	535,221	1,786,373
Sonae SGPS SA	2,476,020	3,429,301
		10,963,654

Republic of Korea 7.3%
Amorepacific Corp.	31,971	3,098,154
Amorepacific Holdings Corp.	92,526	1,757,035
Asiana Airlines, Inc. *	250,179	1,829,605
BGF retail Co. Ltd.	17,350	1,288,958
BH Co. Ltd.	43,497	383,992
Binggrae Co. Ltd.	2,496	163,723
Celltrion, Inc.	19,372	2,260,558
Cheil Worldwide, Inc.	107,305	1,427,933
CJ ENM Co. Ltd. *	41,731	1,860,155
CJ Logistics Corp.	25,818	1,504,506
Coway Co. Ltd.	75,920	4,891,852
Daeduck Electronics Co. Ltd.	54,507	591,806
Daesang Corp.	66,465	1,045,365
Daewoo Engineering & Construction Co. Ltd. *	837,238	2,557,772
Daishin Securities Co. Ltd.	32,987	548,707
Daou Data Corp.	90,254	1,113,375
Daou Technology, Inc.	85,339	1,660,761
DB HiTek Co. Ltd.	43,282	1,223,453
DL E&C Co. Ltd.	36,676	1,283,939
DL Holdings Co. Ltd.	29,371	941,992
Dongjin Semichem Co. Ltd.	31,329	642,611
Dongwon Industries Co. Ltd.	7,055	237,775
Doosan Bobcat, Inc.	83,869	2,857,029
Doosan Co. Ltd.	16,460	5,821,903
DoubleDown Interactive Co. Ltd., ADR *	16,886	168,185
E1 Corp.	16,386	885,987
Ecopro BM Co. Ltd. *	2,210	143,681
Ecopro Co. Ltd.	16,225	503,320
F&F Co. Ltd.	21,307	1,165,963
Gravity Co. Ltd., ADR *	2,521	162,504
GS Engineering & Construction Corp.	75,288	1,235,974
GS P&L Co. Ltd. *	19,397	425,983
GS Retail Co. Ltd.	118,209	1,314,290
Handsome Co. Ltd.	48,835	570,219
Hanjin Transportation Co. Ltd.	38,525	569,624
Hanon Systems *	385,886	844,659
Hansol Chemical Co. Ltd.	7,891	760,675
Hanwha Aerospace Co. Ltd.	7,004	4,117,014
Hanwha General Insurance Co. Ltd. *	171,510	569,338
Hanwha Life Insurance Co. Ltd. *	1,097,403	2,350,385
Hanwha Vision Co. Ltd. *	8,675	327,584
Harim Holdings Co. Ltd.	634,939	3,948,523
HD Hyundai Construction Equipment Co. Ltd.	25,205	1,287,927
HD Hyundai Infracore Co. Ltd. *	206,511	1,414,459
HD Hyundai Mipo	11,954	1,676,523
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	25,129	5,764,535
HDC Holdings Co. Ltd.	130,585	1,855,089
HDC Hyundai Development Co-Engineering & Construction, Class E	93,938	1,593,208
Hite Jinro Co. Ltd.	50,606	740,916
HL Mando Co. Ltd.	78,691	1,922,075
Hotel Shilla Co. Ltd. *	44,137	1,586,718
HS Hyosung Advanced Materials Corp.	4,831	697,146
HS Hyosung Corp. *	1,958	83,020
HYBE Co. Ltd. *	970	187,012
Hyosung Corp.	12,552	567,692
Hyosung TNC Corp.	9,690	1,706,654
SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Department Store Co. Ltd.	49,069	2,560,678
Hyundai Elevator Co. Ltd.	22,134	1,217,635
Hyundai Green Food	116,598	1,449,341
Hyundai Home Shopping Network Corp.	19,156	758,076
Hyundai Marine & Fire Insurance Co. Ltd. *	155,604	2,746,218
Hyundai Rotem Co. Ltd.	3,197	339,234
Hyundai Wia Corp.	70,282	2,175,141
iM Financial Group Co. Ltd.	429,848	3,480,033
Industrial Bank of Korea	74,844	853,841
IS Dongseo Co. Ltd.	27,467	419,062
JB Financial Group Co. Ltd.	187,611	2,565,934
Kakao Corp.	97,559	3,019,330
Kangwon Land, Inc.	79,922	987,078
KCC Corp.	8,167	1,820,216
KCC Glass Corp.	27,309	607,658
KEPCO Plant Service & Engineering Co. Ltd.	25,495	798,278
KG Chemical Corp.	245,671	786,140
KG Dongbusteel	123,906	568,475
KIWOOM Securities Co. Ltd.	12,934	1,524,294
Kolon Industries, Inc.	87,949	2,132,271
Korea Aerospace Industries Ltd.	23,120	1,400,907
Korea Investment Holdings Co. Ltd.	49,915	3,907,241
Korea Petrochemical Ind Co. Ltd.	16,965	1,015,662
Korean Reinsurance Co.	254,543	1,704,702
Krafton, Inc. *	8,356	2,234,808
Kumho Tire Co., Inc. *	173,638	559,412
Kwang Dong Pharmaceutical Co. Ltd.	106,724	428,536
LF Corp.	78,623	949,380
LG Energy Solution Ltd. *	6,008	1,245,407
Lotte Chilsung Beverage Co. Ltd.	2,479	191,895
Lotte Corp.	88,204	1,905,109
LOTTE Fine Chemical Co. Ltd.	39,264	1,078,572
Lotte Rental Co. Ltd.	51,717	1,223,860
Lotte Shopping Co. Ltd.	72,442	4,231,953
LS Corp.	35,266	4,071,808
LS Electric Co. Ltd.	7,175	1,313,102
LX Hausys Ltd.	28,680	658,952
LX International Corp.	172,968	3,547,869
LX Semicon Co. Ltd.	22,188	968,122
Macquarie Korea Infrastructure Fund	136,954	1,164,362
Mcnex Co. Ltd.	33,745	667,709
Meritz Financial Group, Inc.	34,634	2,803,956
Mirae Asset Securities Co. Ltd.	234,711	2,645,326
Misto Holdings Corp.	54,550	1,425,330
NCSoft Corp.	17,401	1,923,355
Netmarble Corp.	5,627	208,407
NH Investment & Securities Co. Ltd.	134,725	1,683,452
NHN Corp.	62,394	861,948
NICE Holdings Co. Ltd. *	83,191	719,337
NongShim Co. Ltd.	4,144	1,273,506
OCI Holdings Co. Ltd.	23,748	1,220,362
Orion Corp.	24,398	1,952,264
Orion Holdings Corp.	80,207	1,098,726
Otoki Corp.	3,494	1,007,909
Pan Ocean Co. Ltd.	632,082	1,697,372
Partron Co. Ltd.	117,314	558,638
Poongsan Corp.	31,058	1,395,663
POSCO Future M Co. Ltd. *	2,706	228,687
Posco International Corp.	25,583	909,507
S-1 Corp.	33,779	1,620,765
Samchully Co. Ltd.	10,083	979,287
Samsung Biologics Co. Ltd. *	210	157,078
Samsung Card Co. Ltd.	26,784	838,638
Samsung E&A Co. Ltd.	211,080	3,327,528
Samsung Heavy Industries Co. Ltd. *	175,504	2,149,755
Samsung Life Insurance Co. Ltd.	15,259	1,093,799
Samsung Securities Co. Ltd.	55,362	2,427,630

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samyang Holdings Corp. *	5,759	306,796
SD Biosensor, Inc.	139,499	1,178,922
SeAH Besteel Holdings Corp.	35,615	604,038
SeAH Steel Holdings Corp.	6,469	1,134,665
Seegene, Inc.	70,649	1,715,403
Seoul Semiconductor Co. Ltd. *	78,016	371,505
Seoyon E-Hwa Co. Ltd.	40,237	334,506
SFA Engineering Corp.	55,810	847,445
Shinsegae, Inc.	25,627	3,304,373
SIMMTECH Co. Ltd.	51,449	667,118
SK Chemicals Co. Ltd.	29,201	1,214,856
SK Discovery Co. Ltd.	53,461	1,815,357
SK Gas Ltd.	5,398	831,394
SK Networks Co. Ltd.	537,628	1,611,286
SKC Co. Ltd. *	9,619	621,188
SL Corp.	28,168	647,188
Soulbrain Co. Ltd.	4,762	550,855
Sungwoo Hitech Co. Ltd.	172,816	701,435
Taekwang Industrial Co. Ltd.	1,250	881,532
Taihan Electric Wire Co. Ltd. *	71,368	661,073
WONIK IPS Co. Ltd.	37,392	617,915
Young Poong Corp.	25,107	726,987
Youngone Corp.	42,940	1,889,148
Youngone Holdings Co. Ltd.	18,972	1,661,098
Yuhan Corp.	15,252	1,152,992
		209,675,442

Singapore 1.9%
BW LPG Ltd.	102,247	1,044,772
CapitaLand Ascendas REIT	1,326,470	2,725,764
CapitaLand Ascott Trust	1,273,588	844,384
CapitaLand Integrated Commercial Trust	1,592,556	2,580,988
CapitaLand Investment Ltd.	980,016	1,915,044
City Developments Ltd.	508,809	1,909,612
ComfortDelGro Corp. Ltd.	954,087	1,050,561
Frasers Logistics & Commercial Trust	1,133,589	698,824
Genting Singapore Ltd.	3,421,573	1,830,711
Grab Holdings Ltd., Class A *	44,793	218,142
Hafnia Ltd.	186,196	938,529
Hutchison Port Holdings Trust, U Shares	16,654,452	2,648,058
IGG, Inc.	2,282,423	1,030,380
Jardine Cycle & Carriage Ltd.	162,282	3,076,764
Keppel Infrastructure Trust	4,334,285	1,310,772
Keppel Ltd.	499,843	2,631,773
Mapletree Industrial Trust	664,783	994,906
Mapletree Logistics Trust	1,151,934	991,507
Mapletree Pan Asia Commercial Trust	1,005,863	920,377
Netlink NBN Trust	1,276,986	856,539
SATS Ltd.	416,383	997,692
Sea Ltd., ADR *	36,591	5,868,099
Seatrium Ltd.	496,622	789,450
Sembcorp Industries Ltd.	534,175	2,742,120
Sheng Siong Group Ltd.	532,625	747,558
Singapore Exchange Ltd.	335,231	3,644,493
Singapore Post Ltd.	2,862,732	1,232,023
Singapore Technologies Engineering Ltd.	803,773	4,873,996
StarHub Ltd.	506,725	447,942
UOL Group Ltd.	496,985	2,200,515
Venture Corp. Ltd.	105,909	909,129
		54,671,424

Spain 1.7%
Abengoa SA, B Shares *(b)	192,522,094	0
Acciona SA	5,736	924,675
Almirall SA	50,375	638,221
Atresmedia Corp. de Medios de Comunicacion SA	33,085	223,481
SECURITY	NUMBER OF SHARES	VALUE ($)
Bankinter SA	328,792	4,233,001
Cellnex Telecom SA *	67,251	2,574,411
CIE Automotive SA	49,484	1,362,286
Construcciones y Auxiliar de Ferrocarriles SA	26,100	1,444,464
Corp. ACCIONA Energias Renovables SA	42,287	924,602
Ebro Foods SA	67,533	1,349,337
EDP Renovaveis SA	114,103	1,145,093
Elecnor SA	36,649	990,218
Enagas SA	69,039	1,110,204
Ence Energia y Celulosa SA	142,177	466,465
Faes Farma SA	229,191	1,135,726
Fluidra SA	43,285	1,061,409
Gestamp Automocion SA	580,031	1,931,981
Grupo Catalana Occidente SA	37,179	2,070,276
Indra Sistemas SA	71,795	2,953,752
Inmobiliaria Colonial Socimi SA	159,250	1,108,234
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	788,191	1,224,078
Logista Integral SA	47,338	1,528,379
Mapfre SA (a)	940,717	3,562,679
Merlin Properties Socimi SA	191,278	2,366,918
Naturgy Energy Group SA	101,679	3,003,518
Prosegur Cia de Seguridad SA	392,993	1,215,746
Puig Brands SA, Class B	8,616	162,468
Sacyr SA	591,627	2,393,742
Unicaja Banco SA	648,222	1,425,427
Vidrala SA	11,776	1,259,332
Viscofan SA	34,014	2,448,153
		48,238,276

Sweden 3.3%
AAK AB	88,875	2,476,114
AcadeMedia AB	156,597	1,317,346
AddLife AB, B Shares	45,532	874,143
AddTech AB, B Shares	48,335	1,657,640
AFRY AB	102,874	1,816,504
Alleima AB	278,440	2,275,654
Ambea AB	15,004	167,146
Arjo AB, B Shares	223,257	712,195
Asmodee Group AB, Class B *	45,275	612,217
Attendo AB	148,951	955,276
Avanza Bank Holding AB	23,900	850,501
Axfood AB	87,505	2,549,092
Beijer Ref AB	77,226	1,137,692
Betsson AB, Class B	101,525	1,960,748
Bilia AB, A Shares	147,824	1,911,487
Billerud Aktiebolag	375,223	4,078,447
Bravida Holding AB	225,061	2,080,741
Castellum AB	170,318	2,110,146
Clas Ohlson AB, B Shares	30,385	832,626
Corem Property Group AB, B Shares	564,213	299,290
Dometic Group AB	414,148	1,599,685
Electrolux Professional AB, B Shares	95,084	644,456
Elekta AB, B Shares	303,429	1,595,340
Embracer Group AB *	76,513	929,632
EQT AB (a)	68,394	1,998,069
Evolution AB	33,767	2,313,254
Fabege AB	95,370	820,653
Fastighets AB Balder, B Shares *	139,072	972,713
Getinge AB, B Shares	166,660	3,210,022
Granges AB	134,317	1,694,878
Hexpol AB	212,539	1,971,611
Holmen AB, B Shares	71,528	2,949,009
Indutrade AB	73,914	1,999,267
Investment AB Latour, B Shares	18,674	491,495
Inwido AB	54,552	1,197,254
JM AB	104,196	1,584,916

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lagercrantz Group AB, B Shares	6,844	154,766
Lifco AB, B Shares	36,347	1,477,350
Lindab International AB	55,916	1,251,640
Loomis AB	87,535	3,381,120
MEKO AB	56,713	676,663
Mycronic AB	18,715	737,303
NCAB Group AB *	90,512	413,879
NCC AB, B Shares	162,995	3,080,036
New Wave Group AB, B Shares	66,763	810,474
Nibe Industrier AB, B Shares	756,625	3,093,474
Nolato AB, B Shares	128,431	791,583
Pandox AB	23,824	398,846
Peab AB, B Shares	396,157	3,392,408
Ratos AB, B Shares	461,749	1,857,582
Saab AB, B Shares	106,768	5,386,226
Sagax AB, B Shares	26,413	576,937
Samhallsbyggnadsbolaget i Norden AB (a)	2,218,431	1,299,423
Scandic Hotels Group AB	161,963	1,294,193
Sinch AB *	569,010	1,508,284
Stillfront Group AB *	635,980	525,406
Svenska Cellulosa AB SCA, B Shares	51,358	693,243
Sweco AB, B Shares	104,044	1,803,583
Swedish Orphan Biovitrum AB *	59,170	1,806,219
Thule Group AB	58,083	1,528,731
Wihlborgs Fastigheter AB	93,200	934,916
		95,521,544

Switzerland 3.2%
Accelleron Industries AG	22,048	1,273,151
Allreal Holding AG	7,801	1,787,047
ALSO Holding AG	10,370	3,275,534
Aryzta AG *	15,493	1,600,123
Avolta AG *	65,876	3,534,556
Baloise Holding AG	4,732	1,124,322
Banque Cantonale Vaudoise	10,768	1,247,780
Belimo Holding AG	2,900	2,802,751
Bell Food Group AG	4,657	1,485,161
BeOne Medicines Ltd. *	9,331	179,086
BKW AG	10,640	2,239,250
Bossard Holding AG, Class A	3,279	762,326
Bucher Industries AG	6,955	3,360,885
Burckhardt Compression Holding AG	306	227,205
Bystronic AG	2,389	1,003,232
Cembra Money Bank AG	16,978	2,089,314
Clariant AG *	221,700	2,502,912
Comet Holding AG	2,154	576,288
Daetwyler Holding AG	3,674	527,700
DKSH Holding AG	49,718	3,885,212
DocMorris AG *	18,480	190,187
dormakaba Holding AG	2,106	1,876,443
DSM-Firmenich AG	10,563	1,175,421
Emmi AG	1,653	1,682,074
EMS-Chemie Holding AG	2,572	1,956,667
Flughafen Zurich AG	6,719	1,864,685
Forbo Holding AG	1,153	1,185,911
Galderma Group AG	2,189	286,964
Galenica AG	43,794	4,541,718
Georg Fischer AG	46,154	3,690,972
Helvetia Holding AG	20,826	4,938,111
Huber & Suhner AG	15,424	1,492,554
Inficon Holding AG	5,033	591,181
Interroll Holding AG *	330	802,556
Kardex Holding AG	706	210,111
Landis & Gyr Group AG *	22,328	1,407,815
Luzerner Kantonalbank AG	2,511	209,059
Mobimo Holding AG	2,720	1,054,495
OC Oerlikon Corp. AG Pfaffikon	371,143	1,713,975
SECURITY	NUMBER OF SHARES	VALUE ($)
On Holding AG, Class A *	3,726	221,287
PSP Swiss Property AG	10,571	1,861,875
SFS Group AG	9,406	1,334,964
Siegfried Holding AG *	8,918	1,048,602
SIG Group AG *	119,283	2,439,236
Softwareone Holding AG	101,876	935,615
St. Galler Kantonalbank AG	1,279	753,498
Stadler Rail AG	43,076	1,096,890
Straumann Holding AG	17,745	2,279,818
Sulzer AG	7,944	1,498,777
Swiss Prime Site AG	30,005	4,269,472
Swissquote Group Holding SA	398	238,446
Tecan Group AG	5,025	1,001,269
Temenos AG	23,135	1,719,179
Valiant Holding AG	8,606	1,265,419
VAT Group AG	4,600	1,750,861
Vontobel Holding AG	24,529	1,845,161
		91,915,103

Taiwan 0.0%
FIT Hon Teng Ltd. *	506,966	132,535

United Kingdom 8.0%
4imprint Group PLC	12,881	616,659
AG Barr PLC	80,108	749,726
Airtel Africa PLC	1,725,652	4,109,709
Allfunds Group PLC	64,603	405,207
Ashmore Group PLC	464,622	968,671
ASOS PLC *(a)	230,382	973,987
Assura PLC	1,204,358	803,948
Auto Trader Group PLC	172,757	1,849,794
Babcock International Group PLC	229,859	2,901,380
Bakkavor Group PLC	162,889	459,098
Beazley PLC	247,447	3,148,410
Big Yellow Group PLC	55,277	742,456
Bodycote PLC	217,322	1,658,774
Breedon Group PLC	293,364	1,804,801
British Land Co. PLC	455,921	2,400,306
Carnival PLC, ADR *	54,960	1,149,214
Chemring Group PLC	170,651	1,111,535
Clarkson PLC	15,015	674,275
Close Brothers Group PLC *	526,380	2,368,059
Coats Group PLC	1,235,116	1,312,506
Computacenter PLC	75,489	2,650,891
ConvaTec Group PLC	800,509	3,128,468
Cranswick PLC	50,917	3,652,932
Crest Nicholson Holdings PLC	400,916	987,777
CVS Group PLC	50,028	836,569
Deliveroo PLC *	147,424	348,909
Derwent London PLC	44,431	1,182,171
Diploma PLC	25,884	1,635,689
Diversified Energy Co. PLC (a)	27,963	395,196
Domino's Pizza Group PLC	197,117	693,264
Dr. Martens PLC	1,403,129	1,127,745
Drax Group PLC	333,541	2,973,157
Dunelm Group PLC	90,140	1,450,191
easyJet PLC	477,449	3,709,945
Elementis PLC	466,854	899,035
Endava PLC, ADR *	25,929	400,344
Endeavour Mining PLC	109,843	3,360,919
Energean PLC	22,534	279,116
Essentra PLC	416,203	541,065
FDM Group Holdings PLC	95,786	293,221
Fevertree Drinks PLC	43,291	515,496
Frasers Group PLC *	163,184	1,610,853
Fresnillo PLC	180,876	2,836,794
Future PLC	77,009	697,876

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Games Workshop Group PLC	11,307	2,337,527
Gamma Communications PLC	47,039	752,333
Genuit Group PLC	194,175	1,055,275
Genus PLC	38,597	1,048,808
Grainger PLC	298,805	896,572
Greggs PLC	64,575	1,797,386
Halfords Group PLC	693,535	1,569,378
Halma PLC	104,585	4,098,568
Harbour Energy PLC	261,891	628,648
Hikma Pharmaceuticals PLC	113,369	3,271,714
Hill & Smith PLC	44,949	1,122,608
Hilton Food Group PLC	136,166	1,595,716
Howden Joinery Group PLC	331,323	3,844,764
Hunting PLC	214,387	743,017
Ibstock PLC	456,760	1,206,057
IG Group Holdings PLC	330,025	4,993,521
IMI PLC	152,964	4,100,840
Indivior PLC *	22,107	281,578
InterContinental Hotels Group PLC	31,360	3,592,158
Intermediate Capital Group PLC	100,299	2,713,281
Investec PLC	190,014	1,358,090
J D Wetherspoon PLC	85,876	847,136
James Halstead PLC	91,756	195,505
JD Sports Fashion PLC	1,678,746	1,904,370
JET2 PLC	85,602	2,147,158
Johnson Service Group PLC	325,537	652,359
Jupiter Fund Management PLC	854,787	1,048,978
Just Group PLC	630,594	1,270,479
Keller Group PLC	117,417	2,435,311
Kier Group PLC	874,172	1,987,566
Lancashire Holdings Ltd.	92,112	751,517
Land Securities Group PLC	405,848	3,464,450
Lion Finance Group PLC	23,308	2,099,658
LondonMetric Property PLC	253,480	687,763
Marshalls PLC	272,856	1,028,448
Mitchells & Butlers PLC *	346,777	1,335,130
Mitie Group PLC	1,136,830	2,400,792
Mobico Group PLC *	1,853,583	747,395
MONY Group PLC	453,203	1,277,339
Morgan Advanced Materials PLC	390,343	1,115,962
Morgan Sindall Group PLC	53,517	2,796,602
Ninety One PLC	342,016	741,651
Ocado Group PLC *	246,811	876,027
OSB Group PLC	423,303	2,788,009
Oxford Instruments PLC	24,509	591,624
Pagegroup PLC	491,679	1,794,224
Paragon Banking Group PLC	128,718	1,568,320
Pennon Group PLC	439,980	3,020,076
Pets at Home Group PLC	661,420	2,377,961
Pinewood Technologies Group PLC *	199,407	1,052,784
Polar Capital Holdings PLC	84,763	484,662
Premier Foods PLC	525,133	1,472,990
Primary Health Properties PLC	510,240	692,213
PZ Cussons PLC	546,165	643,728
QinetiQ Group PLC	363,864	2,439,705
Quilter PLC	1,275,039	2,539,634
Renew Holdings PLC	58,890	651,212
Renewi PLC	109,678	1,282,348
Renishaw PLC	17,485	605,991
Rightmove PLC	167,941	1,687,706
Rolls-Royce Holdings PLC	409,412	4,782,400
Rotork PLC	462,136	1,960,630
RS Group PLC	279,981	2,150,253
RWS Holdings PLC	528,055	568,263
Safestore Holdings PLC	86,129	763,101
Savills PLC	157,429	2,067,811
Schroders PLC	790,898	3,790,575
Segro PLC	257,158	2,417,130
Senior PLC	522,518	1,195,073
SECURITY	NUMBER OF SHARES	VALUE ($)
Serco Group PLC	1,192,916	3,000,239
Serica Energy PLC	423,373	875,822
Softcat PLC	43,554	1,051,940
Spectris PLC	102,283	2,764,193
Spirax Group PLC	32,792	2,527,268
Spire Healthcare Group PLC	267,087	697,309
Spirent Communications PLC *	450,553	1,145,921
SSP Group PLC	725,301	1,595,289
St. James's Place PLC	324,611	4,878,772
SThree PLC	195,068	620,819
Tate & Lyle PLC	442,268	3,298,206
Telecom Plus PLC	55,027	1,495,265
THG PLC *(a)	1,256,906	411,546
TORM PLC, Class A (a)	42,122	704,517
Tritax Big Box REIT PLC	466,771	924,683
Tullow Oil PLC *(a)	2,391,891	456,743
UNITE Group PLC	75,447	876,017
Vesuvius PLC	528,097	2,565,220
Victrex PLC	103,769	1,099,911
Vistry Group PLC *	297,440	2,522,197
Watches of Switzerland Group PLC *	257,533	1,489,901
Weir Group PLC	132,508	4,335,110
WH Smith PLC	66,180	933,524
Whitbread PLC	73,101	2,852,916
Zigup PLC	518,200	2,431,889
		232,179,213

United States 0.2%
Coronado Global Resources, Inc.	3,586,437	253,886
Garrett Motion, Inc.	92,877	984,496
Kulicke & Soffa Industries, Inc.	51,307	1,649,520
Magnachip Semiconductor Corp. *	113,410	409,410
Mercer International, Inc.	123,314	441,464
SolarEdge Technologies, Inc. *	96,193	1,718,007
		5,456,783
Total Common Stocks (Cost $2,443,917,600)		2,835,837,465

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Draegerwerk AG & Co. KGaA	34,468	2,625,610
Jungheinrich AG	74,588	2,997,533
KSB SE & Co. KGaA	1,442	1,267,062
Sartorius AG	6,757	1,618,557
Sixt SE	21,012	1,433,618
STO SE & Co. KGaA	5,621	740,224
		10,682,604

Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	43,469	1,390,632

Republic of Korea 0.0%
Daesang Corp.	4,500	54,468
Daishin Securities Co. Ltd.	36,583	504,319
		558,787
Total Preferred Stocks (Cost $10,845,774)		12,632,023

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
Hanwha Aerospace Co. Ltd.
expires 07/02/25, strike KRW 684,000.00 *(b)	496	45,656

Spain 0.0%
Almirall SA
expires 06/06/25, strike EUR 0.18 *	49,736	11,462
Viscofan SA
expires 06/04/25, strike EUR 1.69 *(b)	33,582	65,326
		76,788
Total Rights (Cost $73,125)		122,444

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	9,734	39,672
Total Warrants (Cost $0)		39,672

SHORT-TERM INVESTMENTS 2.5% OF NET ASSETS

Money Market Funds 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)	5,246,734	5,246,734
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)(e)	65,297,573	65,297,573
		70,544,307
Total Short-Term Investments (Cost $70,544,307)		70,544,307
Total Investments in Securities (Cost $2,525,380,806)		2,919,175,911

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/20/25	276	35,942,100	2,249,179

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $60,344,790.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
KRW —	South Korean Won

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,696,506,882	$—	$—	$2,696,506,882
Hong Kong	73,478,837	—	0 *	73,478,837
Luxembourg	17,613,470	—	0 *	17,613,470
Spain	48,238,276	—	0 *	48,238,276
Preferred Stocks[1]	12,632,023	—	—	12,632,023

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Rights
Republic of Korea	$—	$—	$45,656	$45,656
Spain	11,462	—	65,326	76,788
Warrants
Italy	—	—	39,672	39,672
Short-Term Investments[1]	70,544,307	—	—	70,544,307
Futures Contracts[2]	2,249,179	—	—	2,249,179
Total	$2,921,274,436	$—	$150,654	$2,921,425,090

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Equity ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.4% OF NET ASSETS

Brazil 6.8%
Ambev SA	7,607,836	18,621,250
B3 SA - Brasil Bolsa Balcao	4,839,469	11,777,740
Banco Bradesco SA	3,703,262	9,031,952
Banco do Brasil SA	6,382,384	26,077,134
Banco Santander Brasil SA	1,005,757	5,216,485
Centrais Eletricas Brasileiras SA	1,176,325	8,610,985
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	458,007	9,378,994
Cia Energetica de Minas Gerais	769,013	2,324,996
Cia Paranaense de Energia - Copel	2,045,329	4,160,560
Cia Siderurgica Nacional SA	4,517,116	6,501,375
Cosan SA	1,277,789	1,834,632
Equatorial Energia SA	1,394,536	8,916,486
Itau Unibanco Holding SA	746,634	4,346,643
JBS SA	3,853,097	26,968,755
Klabin SA	1,870,382	5,974,598
Localiza Rent a Car SA	319,580	2,395,156
Marfrig Global Foods SA	2,757,144	12,222,334
Natura & Co. Holding SA *	730,404	1,334,135
Petroleo Brasileiro SA - Petrobras	17,111,522	98,244,117
Suzano SA	1,359,311	11,774,111
Telefonica Brasil SA	2,156,720	10,783,506
Ultrapar Participacoes SA	3,364,158	9,560,652
Vale SA	14,889,779	135,336,832
Vibra Energia SA	6,319,770	22,249,101
		453,642,529

Cayman Islands 0.0%
Daqo New Energy Corp., ADR *	89,230	1,192,113
iQIYI, Inc., ADR *	1,167,192	1,867,507
		3,059,620

Chile 0.6%
Banco de Chile	56,961,754	8,388,205
Cencosud SA	4,600,651	15,848,571
Empresas CMPC SA	3,063,465	4,893,688
Empresas Copec SA	1,713,805	11,784,772
Enel Americas SA	17,591,332	1,641,770
		42,557,006

China 36.4%
Agile Group Holdings Ltd. *	65,416,805	3,587,202
Agricultural Bank of China Ltd., A Shares	9,779,300	7,509,325
Agricultural Bank of China Ltd., H Shares	61,908,621	39,790,532
Alibaba Group Holding Ltd.	16,589,452	240,964,935
Aluminum Corp. of China Ltd., A Shares	3,046,000	2,766,149
Aluminum Corp. of China Ltd., H Shares	8,094,485	4,717,409
Anhui Conch Cement Co. Ltd., A Shares	1,723,700	5,560,052
Anhui Conch Cement Co. Ltd., H Shares	4,946,304	12,899,480
ANTA Sports Products Ltd.	823,113	10,019,210
BAIC Motor Corp. Ltd., H Shares	45,635,201	11,522,938
Baidu, Inc., A Shares *	2,710,509	28,223,127
Bank of Beijing Co. Ltd., A Shares	8,636,900	7,555,556
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of China Ltd., A Shares	5,512,600	4,225,358
Bank of China Ltd., H Shares	180,014,928	104,681,864
Bank of Communications Co. Ltd., A Shares	9,174,400	9,681,870
Bank of Communications Co. Ltd., H Shares	18,793,449	16,464,984
BOE Technology Group Co. Ltd., A Shares	12,917,500	6,816,007
BYD Co. Ltd., A Shares	59,900	2,930,269
BYD Co. Ltd., H Shares	404,406	20,257,561
CGN Power Co. Ltd., A Shares	489,000	249,197
CGN Power Co. Ltd., H Shares	5,070,000	1,661,649
China CITIC Bank Corp. Ltd., A Shares	1,833,500	2,026,572
China CITIC Bank Corp. Ltd., H Shares	26,153,568	23,046,611
China Coal Energy Co. Ltd., A Shares	534,897	795,477
China Coal Energy Co. Ltd., H Shares	5,430,702	6,080,630
China Communications Services Corp. Ltd., H Shares	10,412,025	6,001,665
China Construction Bank Corp., A Shares	3,882,300	4,867,936
China Construction Bank Corp., H Shares	256,819,210	230,567,584
China Everbright Bank Co. Ltd., A Shares	14,051,700	7,746,176
China Everbright Bank Co. Ltd., H Shares	27,903,452	12,917,029
China Hongqiao Group Ltd.	9,014,339	16,116,843
China Life Insurance Co. Ltd., A Shares	78,200	415,777
China Life Insurance Co. Ltd., H Shares	4,451,459	9,071,461
China Mengniu Dairy Co. Ltd.	6,173,749	13,919,682
China Merchants Bank Co. Ltd., A Shares	3,641,000	21,957,278
China Merchants Bank Co. Ltd., H Shares	6,413,485	39,994,570
China Minsheng Banking Corp. Ltd., A Shares	23,677,400	14,301,818
China Minsheng Banking Corp. Ltd., H Shares	36,854,889	18,940,797
China National Building Material Co. Ltd., H Shares	67,554,351	30,152,231
China Pacific Insurance Group Co. Ltd., A Shares	749,100	3,581,334
China Pacific Insurance Group Co. Ltd., H Shares	3,751,265	11,720,386
China Petroleum & Chemical Corp., A Shares	9,905,700	7,950,254
China Petroleum & Chemical Corp., H Shares	132,704,113	71,754,365
China Railway Group Ltd., A Shares	6,958,300	5,401,109
China Railway Group Ltd., H Shares	18,853,229	8,511,127
China Resources Gas Group Ltd.	1,376,519	3,668,821
China Resources Land Ltd.	8,111,454	26,481,145
China Shenhua Energy Co. Ltd., A Shares	648,700	3,563,430
China Shenhua Energy Co. Ltd., H Shares	5,747,228	24,296,295
China State Construction Engineering Corp. Ltd., A Shares	17,647,700	13,918,885
China Tower Corp. Ltd., H Shares	10,996,914	16,323,824

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China United Network Communications Ltd., A Shares	11,601,500	8,634,693
China Vanke Co. Ltd., A Shares *	9,240,100	8,519,473
China Vanke Co. Ltd., H Shares *(a)	16,903,155	11,058,169
China Yongda Automobiles Services Holdings Ltd. (a)	37,608,125	11,558,376
CITIC Securities Co. Ltd., A Shares	1,294,500	4,587,232
CITIC Securities Co. Ltd., H Shares	1,516,687	3,845,125
COSCO SHIPPING Holdings Co. Ltd., A Shares	3,369,000	7,667,397
COSCO SHIPPING Holdings Co. Ltd., H Shares	10,569,218	18,249,863
CRRC Corp. Ltd., A Shares	3,192,800	3,192,068
CRRC Corp. Ltd., H Shares	7,854,763	5,028,459
ENN Energy Holdings Ltd.	1,716,997	13,728,882
Geely Automobile Holdings Ltd.	11,888,984	26,714,603
Gree Electric Appliances, Inc. of Zhuhai, A Shares	329,200	2,121,939
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	35,338,418	4,416,429
Haier Smart Home Co. Ltd., A Shares	942,300	3,276,359
Haier Smart Home Co. Ltd., H Shares	4,040,561	11,851,344
Hello Group, Inc., ADR	266,942	1,620,338
Huaneng Power International, Inc., A Shares	335,300	336,620
Huaneng Power International, Inc., H Shares	2,822,678	1,785,423
Industrial & Commercial Bank of China Ltd., A Shares	8,714,600	8,555,292
Industrial & Commercial Bank of China Ltd., H Shares	167,214,033	121,760,638
Industrial Bank Co. Ltd., A Shares	7,131,800	22,420,411
JD.com, Inc., ADR	2,805,480	90,925,607
Jiangxi Copper Co. Ltd., A Shares	838,900	2,475,353
Jiangxi Copper Co. Ltd., H Shares	6,471,150	11,454,312
JinkoSolar Holding Co. Ltd., ADR	77,565	1,402,375
KE Holdings, Inc., ADR	470,093	8,677,917
Kunlun Energy Co. Ltd.	16,297,969	16,315,532
Kweichow Moutai Co. Ltd., A Shares	35,100	7,418,050
Li Ning Co. Ltd.	3,296,771	6,297,942
Longfor Group Holdings Ltd.	13,844,365	17,355,001
Lufax Holding Ltd., ADR	4,068,751	11,921,440
Meituan, B Shares *	1,094,361	19,259,179
Midea Group Co. Ltd., A Shares *	1,062,500	11,664,167
NetEase, Inc.	1,201,770	29,226,051
PDD Holdings, Inc., ADR *	137,777	13,296,858
People's Insurance Co. Group of China Ltd., A Shares	751,900	863,443
People's Insurance Co. Group of China Ltd., H Shares	11,072,521	7,243,725
PetroChina Co. Ltd., A Shares	5,301,700	6,102,920
PetroChina Co. Ltd., H Shares	73,437,227	61,716,284
PICC Property & Casualty Co. Ltd., H Shares	15,760,065	30,026,636
Ping An Bank Co. Ltd., A Shares	5,558,900	8,923,078
Ping An Insurance Group Co. of China Ltd., A Shares	4,425,500	32,741,197
Ping An Insurance Group Co. of China Ltd., H Shares	16,923,973	99,602,930
Poly Developments & Holdings Group Co. Ltd., A Shares	1,640,300	1,851,748
Postal Savings Bank of China Co. Ltd., A Shares	2,897,300	2,144,315
Postal Savings Bank of China Co. Ltd., H Shares	22,200,338	14,438,692
Seazen Group Ltd. *	24,253,970	6,000,434
Shanghai Pudong Development Bank Co. Ltd., A Shares	10,762,200	18,426,045
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhou International Group Holdings Ltd.	810,174	5,904,629
Sinopharm Group Co. Ltd., H Shares	8,198,536	19,864,974
Sunac China Holdings Ltd. *(a)	42,324,587	7,502,493
Sunny Optical Technology Group Co. Ltd. *	948,166	7,303,304
Tencent Holdings Ltd.	3,246,595	206,267,081
Vipshop Holdings Ltd., ADR	1,632,580	22,513,278
Weichai Power Co. Ltd., A Shares	1,903,800	3,975,916
Weichai Power Co. Ltd., H Shares	4,081,762	7,984,930
Xiaomi Corp., B Shares *	10,903,225	70,843,049
Yankuang Energy Group Co. Ltd., A Shares	754,855	1,348,994
Yankuang Energy Group Co. Ltd., H Shares	7,590,182	9,021,239
Zhongsheng Group Holdings Ltd.	5,975,904	9,023,051
Zijin Mining Group Co. Ltd., A Shares	1,938,300	4,771,970
Zijin Mining Group Co. Ltd., H Shares	4,353,897	9,716,599
ZTO Express Cayman, Inc.	98,000	1,728,408
ZTO Express Cayman, Inc., ADR	267,835	4,713,896
		2,429,359,961

Colombia 0.2%
Ecopetrol SA, ADR (a)	927,528	7,856,162
Grupo Cibest SA	522,890	6,129,489
		13,985,651

Czech Republic 0.2%
CEZ AS	253,638	13,935,932

Greece 0.3%
Alpha Services & Holdings SA	2,927,516	9,405,402
Motor Oil Hellas Corinth Refineries SA	87,560	2,335,959
National Bank of Greece SA	893,295	10,648,191
		22,389,552

Hong Kong 2.7%
BOC Hong Kong Holdings Ltd.	4,969,892	20,978,432
China Everbright Environment Group Ltd.	16,551,484	8,210,784
China Jinmao Holdings Group Ltd.	49,615,123	6,770,113
China Overseas Land & Investment Ltd.	19,026,887	32,028,733
China Resources Power Holdings Co. Ltd.	4,092,289	10,646,198
China Taiping Insurance Holdings Co. Ltd.	1,157,411	1,780,053
CITIC Ltd.	36,942,196	46,733,947
CSPC Pharmaceutical Group Ltd.	13,164,861	13,598,762
Fosun International Ltd.	11,076,795	6,483,730
Lenovo Group Ltd.	17,709,494	20,416,095
Orient Overseas International Ltd.	587,318	10,118,747
		177,765,594

Hungary 0.6%
MOL Hungarian Oil & Gas PLC *	2,940,657	25,417,966
OTP Bank Nyrt	212,981	16,147,039
		41,565,005

India 10.5%
Axis Bank Ltd.	1,537,360	21,417,944
Bajaj Finserv Ltd.	89,619	2,112,736
Bharat Petroleum Corp. Ltd.	6,328,628	23,547,007
Bharti Airtel Ltd.	1,049,422	22,762,923

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coal India Ltd.	2,121,105	9,847,678
GAIL India Ltd.	4,553,984	10,100,452
Grasim Industries Ltd.	371,275	11,045,187
HCL Technologies Ltd.	755,163	14,442,299
HDFC Bank Ltd. *	2,317,451	52,669,710
Hindalco Industries Ltd.	2,683,247	19,863,710
Hindustan Petroleum Corp. Ltd.	3,190,714	15,326,240
Hindustan Unilever Ltd.	314,463	8,629,313
ICICI Bank Ltd.	2,294,234	38,761,362
Indian Oil Corp. Ltd.	10,868,616	18,031,170
IndusInd Bank Ltd.	581,363	5,550,038
Infosys Ltd.	2,234,930	40,812,446
ITC Hotels Ltd. *	339,144	857,897
ITC Ltd.	4,242,993	20,727,820
JSW Steel Ltd.	925,778	10,748,004
Kotak Mahindra Bank Ltd.	488,303	11,838,530
Larsen & Toubro Ltd.	533,387	22,906,813
Mahindra & Mahindra Ltd.	426,905	14,850,258
Maruti Suzuki India Ltd.	75,306	10,840,720
NTPC Ltd.	4,668,274	18,214,861
Oil & Natural Gas Corp. Ltd.	8,560,480	23,948,337
Power Finance Corp. Ltd.	1,981,987	9,402,134
Power Grid Corp. of India Ltd.	3,354,068	11,356,602
Rajesh Exports Ltd. *	4,746,716	11,148,612
Reliance Industries Ltd.	4,499,253	74,706,265
Shriram Finance Ltd.	327,718	2,448,455
State Bank of India	2,245,008	21,310,196
Steel Authority of India Ltd.	1,531,690	2,312,167
Sun Pharmaceutical Industries Ltd.	346,727	6,797,186
Tata Consultancy Services Ltd.	567,768	22,978,764
Tata Motors Ltd.	1,728,785	14,535,329
Tata Steel Ltd.	16,747,049	31,511,654
Tech Mahindra Ltd.	516,865	9,506,209
UltraTech Cement Ltd.	40,972	5,367,176
UPL Ltd.	826,327	6,063,111
Vedanta Ltd.	2,482,814	12,636,747
Wipro Ltd.	2,357,772	6,878,936
		698,812,998

Indonesia 1.4%
Alamtri Resources Indonesia Tbk. PT	43,829,026	5,919,206
Astra International Tbk. PT	55,190,901	16,431,913
Bank Central Asia Tbk. PT	19,738,359	11,389,845
Bank Mandiri Persero Tbk. PT	34,259,050	11,146,284
Bank Rakyat Indonesia Persero Tbk. PT	72,442,689	19,789,439
Telkom Indonesia Persero Tbk. PT, Class B *	126,105,239	21,830,373
United Tractors Tbk. PT	5,645,912	7,780,892
		94,287,952

Kuwait 0.6%
Kuwait Finance House KSCP	4,278,304	10,456,992
Mobile Telecommunications Co. KSCP	6,280,489	9,763,055
National Bank of Kuwait SAKP	6,079,761	18,941,670
		39,161,717

Malaysia 0.8%
Axiata Group Bhd.	3,960,372	1,907,380
CIMB Group Holdings Bhd.	5,109,824	8,319,295
Malayan Banking Bhd.	6,254,158	14,369,944
Public Bank Bhd.	10,219,600	10,348,050
Sime Darby Bhd.	4,164,500	1,663,256
Tenaga Nasional Bhd.	4,464,100	14,682,815
		51,290,740

SECURITY	NUMBER OF SHARES	VALUE ($)
Mexico 3.7%
Alfa SAB de CV, A Shares	22,128,339	17,275,293
America Movil SAB de CV, Series B	51,212,751	43,253,478
Cemex SAB de CV, Series CPO	37,476,167	25,645,857
Controladora Alpek SAB de CV *	21,888,501	3,552,962
Fibra Uno Administracion SA de CV	3,934,090	5,532,377
Fomento Economico Mexicano SAB de CV	3,091,050	32,868,091
Grupo Bimbo SAB de CV, Series A	2,346,031	6,553,558
Grupo Comercial Chedraui SA de CV	453,837	3,281,817
Grupo Financiero Banorte SAB de CV, O Shares	3,713,130	32,807,032
Grupo Mexico SAB de CV, Series B	5,224,004	28,626,228
Grupo Televisa SAB, Series CPO	27,425,994	10,599,555
Nemak SAB de CV *	39,651,674	6,436,297
Orbia Advance Corp. SAB de CV	9,565,580	6,496,668
Wal-Mart de Mexico SAB de CV	6,999,039	22,974,275
		245,903,488

Qatar 0.8%
Industries Qatar QSC	1,585,261	5,159,391
Ooredoo QPSC	2,558,064	8,676,762
Qatar Fuel QSC	2,317,197	9,546,266
Qatar Islamic Bank QPSC	1,351,984	7,834,898
Qatar National Bank QPSC	5,272,388	24,544,624
		55,761,941

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
GMK Norilskiy Nickel PAO *(b)(c)	54,400	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.1%
Al Rajhi Bank	499,303	12,124,399
Riyad Bank	966,614	7,484,743
Saudi Arabian Mining Co. *	137,161	1,864,569
Saudi Arabian Oil Co.	5,516,008	36,757,214
Saudi Basic Industries Corp.	2,009,153	29,829,494
Saudi Electricity Co.	2,331,522	8,799,955
Saudi National Bank	1,390,000	12,856,477
Saudi Telecom Co.	2,461,225	27,487,993
		137,204,844

South Africa 4.5%
Absa Group Ltd.	1,800,877	17,285,228
Bid Corp. Ltd.	446,468	11,776,915
Bidvest Group Ltd.	540,770	7,294,817
Exxaro Resources Ltd.	517,687	4,214,315
FirstRand Ltd.	6,098,405	25,163,625
Gold Fields Ltd.	810,460	18,193,441
Impala Platinum Holdings Ltd. *	3,995,602	28,570,518

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MTN Group Ltd.	6,158,138	42,628,672
Naspers Ltd., N Shares	25,807	7,379,937
Nedbank Group Ltd.	962,516	13,618,875
Old Mutual Ltd.	8,797,482	5,685,539
Sanlam Ltd.	2,027,100	9,948,310
Sappi Ltd.	2,886,783	5,520,178
Sasol Ltd. *	3,538,705	15,916,579
Shoprite Holdings Ltd.	746,367	12,069,590
Sibanye Stillwater Ltd. *	19,369,624	29,412,437
Standard Bank Group Ltd.	2,081,859	26,890,367
Valterra Platinum Ltd. (a)	243,827	9,515,701
Vodacom Group Ltd.	1,341,880	10,237,896
		301,322,940

Taiwan 18.2%
Acer, Inc.	6,920,470	8,013,091
ASE Technology Holding Co. Ltd.	6,838,000	31,487,862
Asia Cement Corp.	3,517,000	4,911,372
Asustek Computer, Inc.	1,229,100	25,633,165
AUO Corp. *	32,697,496	14,020,149
Catcher Technology Co. Ltd.	1,301,000	9,116,572
Cathay Financial Holding Co. Ltd.	8,839,994	17,639,576
Chailease Holding Co. Ltd.	1,854,514	7,518,676
China Steel Corp.	32,553,088	21,453,309
Chunghwa Telecom Co. Ltd.	5,163,764	22,313,677
Compal Electronics, Inc.	20,208,000	19,420,071
CTBC Financial Holding Co. Ltd.	15,618,809	21,289,966
Delta Electronics, Inc.	1,401,696	17,492,844
E.Sun Financial Holding Co. Ltd.	5,910,792	5,877,558
Eva Airways Corp.	1,478,000	2,014,659
Evergreen Marine Corp. Taiwan Ltd.	7,878,000	64,273,187
Far Eastern New Century Corp.	7,836,061	8,576,432
Far EasTone Telecommunications Co. Ltd.	1,867,000	5,388,842
First Financial Holding Co. Ltd.	9,080,959	8,196,604
Formosa Chemicals & Fibre Corp.	13,118,882	10,484,249
Formosa Petrochemical Corp.	2,764,704	3,505,639
Formosa Plastics Corp.	13,204,476	15,289,231
Fubon Financial Holding Co. Ltd.	8,794,926	23,360,399
Hon Hai Precision Industry Co. Ltd.	31,123,928	162,014,541
Innolux Corp.	42,277,444	17,210,899
Inventec Corp.	5,774,646	8,121,906
KGI Financial Holding Co. Ltd.	19,114,000	11,033,992
Largan Precision Co. Ltd.	79,200	6,118,024
Lite-On Technology Corp., ADR	3,028,229	10,256,277
MediaTek, Inc.	1,175,046	49,403,806
Mega Financial Holding Co. Ltd.	7,499,788	9,922,639
Micro-Star International Co. Ltd.	1,454,000	6,913,759
Nan Ya Plastics Corp.	14,956,588	14,298,555
Novatek Microelectronics Corp.	743,000	12,793,033
Pegatron Corp.	8,330,234	23,321,375
Pou Chen Corp.	8,359,000	8,702,498
Powertech Technology, Inc.	1,753,000	6,843,886
Quanta Computer, Inc. *	2,502,058	22,667,426
Realtek Semiconductor Corp.	107,000	1,931,595
Synnex Technology International Corp.	4,106,178	9,755,572
Taishin Financial Holding Co. Ltd.	3,393,000	1,941,704
Taiwan Mobile Co. Ltd.	2,521,530	9,591,886
Taiwan Semiconductor Manufacturing Co. Ltd.	8,817,352	284,511,383
TCC Group Holdings Co. Ltd.	12,066,760	11,817,722
Unimicron Technology Corp.	449,000	1,588,134
Uni-President Enterprises Corp.	7,408,796	19,678,668
United Microelectronics Corp.	18,940,931	29,547,309
Wan Hai Lines Ltd.	4,301,000	15,499,875
Wistron Corp.	5,262,934	20,459,209
WPG Holdings Ltd.	5,773,880	13,563,614
WT Microelectronics Co. Ltd.	542,000	2,242,621
SECURITY	NUMBER OF SHARES	VALUE ($)
Yageo Corp.	457,188	7,475,253
Yang Ming Marine Transport Corp.	12,989,000	34,500,372
Yuanta Financial Holding Co. Ltd.	11,002,396	11,509,589
Zhen Ding Technology Holding Ltd.	1,878,000	6,454,577
		1,218,968,829

Thailand 2.8%
Advanced Info Service PCL NVDR	1,101,100	9,593,012
Bangkok Bank PCL NVDR	3,619,900	15,603,255
Banpu PCL NVDR	61,709,300	8,722,295
Charoen Pokphand Foods PCL NVDR	15,495,100	11,564,388
CP ALL PCL NVDR	5,771,700	8,263,495
Kasikornbank PCL NVDR	4,961,700	23,276,271
PTT Exploration & Production PCL NVDR	2,749,300	8,207,491
PTT Global Chemical PCL NVDR	15,050,200	9,536,034
PTT PCL NVDR	60,230,500	54,584,034
SCB X PCL NVDR	5,109,400	18,443,802
Siam Cement PCL NVDR	2,998,500	15,162,623
Thai Oil PCL NVDR	6,192,787	5,612,228
		188,568,928

Turkey 1.2%
Akbank TAS	7,308,168	9,488,648
BIM Birlesik Magazalar AS	616,783	7,481,540
Eregli Demir ve Celik Fabrikalari TAS	17,484,859	10,444,109
Haci Omer Sabanci Holding AS	3,270,577	6,442,516
KOC Holding AS	2,932,702	10,589,840
Turk Hava Yollari AO *	1,477,538	10,288,462
Turkcell Iletisim Hizmetleri AS	2,648,828	6,402,399
Turkiye Is Bankasi AS, Class C	22,034,140	6,036,097
Turkiye Petrol Rafinerileri AS	2,773,848	8,765,082
Yapi ve Kredi Bankasi AS *	9,875,660	6,407,316
		82,346,009

United Arab Emirates 0.7%
Dubai Electricity & Water Authority PJSC	2,337,249	1,737,187
Emaar Properties PJSC	4,660,821	16,686,577
Emirates NBD Bank PJSC	1,869,094	11,398,776
Emirates Telecommunications Group Co. PJSC	1,277,264	5,974,243
First Abu Dhabi Bank PJSC	2,472,862	10,839,390
		46,636,173

United States 0.3%
Yum China Holdings, Inc.	474,849	20,727,159
Total Common Stocks (Cost $5,028,907,615)		6,379,254,568

PREFERRED STOCKS 4.0% OF NET ASSETS

Brazil 3.7%
Banco Bradesco SA	12,489,295	35,297,420
Centrais Eletricas Brasileiras SA, B Shares	251,567	2,061,409
Cia Energetica de Minas Gerais	3,800,899	7,187,960
Cia Paranaense de Energia - Copel, B Shares	2,470,298	5,460,294
Gerdau SA	7,036,130	18,719,478
Itau Unibanco Holding SA	7,974,819	52,075,169
Metalurgica Gerdau SA	7,545,916	11,005,462

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Petroleo Brasileiro SA - Petrobras	20,498,030	110,499,582
Raizen SA	12,973,863	4,390,976
		246,697,750

Chile 0.1%
Sociedad Quimica y Minera de Chile SA, B Shares *	287,509	8,597,303

Colombia 0.2%
Grupo Cibest SA	1,045,232	10,746,092

Russia 0.0%
Surgutneftegas PAO *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $239,338,751)		266,041,145

SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)	33,928,898	33,928,898
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)(e)	30,059,139	30,059,139
		63,988,037
Total Short-Term Investments (Cost $63,988,037)		63,988,037
Total Investments in Securities (Cost $5,332,234,403)		6,709,283,750

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/20/25	664	38,156,760	256,898

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $27,534,189.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,379,254,568	$—	$—	$6,379,254,568
Russia	—	—	0 *	0
Preferred Stocks[1]	266,041,145	—	—	266,041,145
Russia	—	—	0 *	0
Short-Term Investments[1]	63,988,037	—	—	63,988,037
Futures Contracts[2]	256,898	—	—	256,898
Total	$6,709,540,648	$—	$0	$6,709,540,648

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2025, are disclosed in each fund’s Portfolio Holdings.
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